UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                      File No.  033-82174

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                               File No.  811-8666

Amendment No. 52	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Select SM
Nationwide Life Insurance Company
Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-7
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 26.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other materials incorporated by reference can be found on the SEC website at:www.sec.gov.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class R†
•	VIP Money Market Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Initial Class
•	VIP Asset Manager: Growth Portfolio: Initial Class
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity Variable Insurance Products Fund III
•	VIP Balanced Portfolio: Initial Class
•	VIP Growth & Income Portfolio: Initial Class
•	VIP Growth Opportunities Portfolio: Initial Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class*

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-7 ("variable account") may be allocated to the fixed account.

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract value - The total value of all accumulation units in a contract plus any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

NCUSIF - National Credit Union Share Insurance Fund.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts - Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - Each day the New York Stock Exchange is open for business.

Variable account - Nationwide Variable Account-7, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	6
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	7
Condensed Financial Information	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	9
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	12
Optional Death Benefits
Contract Ownership	13
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	14
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	17
Surrender (Redemption)	17
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	19
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee

Table of Contents (continued)	Page
How Loan Requests are Processed	19
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	19
Contract Owner Services	20
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	21
Annuitizing the Contract	21
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	22
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payments
Statements and Reports	24
Legal Proceedings	24
Table of Contents of Statement of Additional Information	26
Appendix A: Underlying Mutual Funds	27
Appendix B: Condensed Financial Information	29
Appendix C: Contract Types and Tax Information	41

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%
Death Benefit Options[6] (an applicant may elect one)
Optional Long Term Care Facility and One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.45%
Optional Long Term Care Facility and 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.50%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract.

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.25%
Administrative Charge (applicable to all contracts)	0.15%
Optional Long Term Care Facility and 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.50%

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract; or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

6 Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2006 charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average underlying mutual fund assets)	0.10%	0.88%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual fund assesses a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occurs within 60 days after the date of allocation to that sub-account (see “Short-Term Trading Fees”):

•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (1.50%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (0.88%)	790	1,129	1,494	2,800	250	769	1,314	2,800	*	769	1,314	2,800
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	708	881	1,078	1,955	168	521	898	1,955	*	521	898	1,955

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;
•	Investment-only Contracts (Qualified Plans)
•	Non-Qualified Contract;
•	Roth IRAs; or
•	Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Non-Qualified Contract	$15,000	$1,000
Roth IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000
Investment-only Contract (Qualified Plan)	$15,000	$1,000

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same annuitant; or
•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.  Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Two optional death benefits are available to contract owners at the time of application.  Nationwide will deduct a charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.  For more information about the standard and optional death benefit(s), please see the "Death Benefit Payments" provision.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding each class of accumulation units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on July 22, 1994, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a mortality and expense risk charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an administration charge from the variable account.  This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years From Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals prior to age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Optional Death Benefits

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen.  Nationwide may realize a profit from the charge assessed for these options.  Further information about these benefits can be found in the "Death Benefit Payment" provision.  All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

•	the third contract anniversary has passed; and

•	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

•	Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner has not been established for the benefit of a natural person (e.g. the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Non-Qualified Contract	$15,000	$1,000
Roth IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000
Investment-only Contract (Qualified Plan)	$15,000	$1,000

Subsequent purchase payments are not permitted in the State of New York.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.40% to 1.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account at the time the transfer is requested.  Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is equal to or greater than 30% of the contract value at the time the transfer is requested.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Manager of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;
•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)   they have been identified as engaging in harmful trading practices; and
(2)   if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  All IRA and Roth IRA refunds will be a return of purchase payments.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan transaction.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide then transfers contract value from the fixed account.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Each Asset Rebalancing reallocation is considered a transfer event.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instructions from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners may direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio: Initial Class R and the Fidelity VIP Money Market Portfolio: Initial Class to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is requested.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among the Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option (1), there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiary(ies) will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant – Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Death Benefit Payments

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less any amounts surrendered; or

(3)	the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(a)	the contract value;

(b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(c)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86 th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;
(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
(3)
the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, the remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

 In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc.,

Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser: Fidelity Management & Research Company
Sub-adviser: FMR Co., Inc.
Investment Objective: High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
Investment Adviser: Fidelity Management & Research Company
Sub-adviser: FMR Co., Inc.
Investment Objective: High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and capital growth.

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
Investment Adviser:	FMR
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Appendix B:  Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R was added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Optional Death Benefits Elected
(variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class – Q/NQ	17.100638	20.267002	18.52%	1,370,061	2006
	16.381865	17.100638	4.39%	1,883,066	2005
	14.896851	16.381865	9.97%	2,414,517	2004
	11.592229	14.896851	28.51%	2,913,311	2003
	14.156023	11.592229	-18.11%	3,387,196	2002
	15.106920	14.156023	-6.29%	4,069,198	2001
	14.130390	15.106920	6.91%	3,882,248	2000
	13.477888	14.130390	4.84%	4,715,117	1999
	12.245396	13.477888	10.06%	4,522,264	1998

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class – Q/NQ	14.804258	15.597468	5.36%	1,246,164	2006
	14.190931	14.804258	4.32%	1,809,848	2005
	13.922094	14.190931	1.93%	2,616,132	2004
	10.628317	13.922094	30.99%	3,519,563	2003
	15.422487	10.628317	-31.09%	4,182,437	2002
	18.995761	15.422487	-18.81%	5,960,258	2001
	21.640361	18.995761	-12.21%	7,489,252	2000
	15.969000	21.640361	35.51%	5,101,104	1999
	11.610523	15.969000	37.54%	3,147,851	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – Q/NQ	11.115850	12.192317	9.68%	1,664,795	2006
	10.976756	11.115850	1.27%	2,363,456	2005
	10.158111	10.976756	8.06%	3,166,722	2004
	8.095108	10.158111	25.48%	4,093,238	2003
	7.936743	8.095108	2.00%	4,761,900	2002
	9.120099	7.936743	-12.98%	5,787,078	2001
	11.930180	9.120099	-23.55%	8,057,837	2000
	11.187199	11.930180	6.64%	11,059,477	1999
	11.859397	11.187199	-5.67%	12,800,840	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.301572	12.723059	3.43%	960,147	2006
	12.107279	12.301572	1.60%	1,064,672	2005
	12.132788	12.107279	-0.21%	1,403,203	2004
	12.183380	12.132788	-0.42%	1,968,105	2003
	12.150588	12.183380	0.27%	3,319,075	2002
	11.833100	12.150588	2.68%	4,628,056	2001
	11.285433	11.833100	4.85%	3,292,131	2000
	10.883253	11.285433	3.70%	4,611,877	1999
	10.065929	10.883253	8.12%	4,065,479	1998

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class – Q/NQ	16.388350	19.081173	16.43%	1,257,710	2006
	13.961227	16.388350	17.38%	1,573,841	2005
	12.460357	13.961227	12.05%	1,920,889	2004
	8.814379	12.460357	41.36%	2,350,188	2003
	11.213840	8.814379	-21.40%	2,866,878	2002
	14.428235	11.213840	-22.28%	3,912,704	2001
	18.088630	14.428235	-20.24%	4,932,146	2000
	12.862332	18.088630	40.63%	5,109,217	1999
	11.569690	12.862332	11.17%	5,585,894	1998

Fidelity Variable Insurance Products Fund II – VIP Asset Manager: Growth Portfolio: Initial Class – Q/NQ	13.441212	14.179562	5.49%	190,741	2006
	13.121142	13.441212	2.44%	264,806	2005
	12.556217	13.121142	4.50%	395,708	2004
	10.324912	12.556217	21.61%	475,279	2003
	12.396395	10.324912	-16.71%	536,122	2002
	13.577036	12.396395	-8.70%	716,843	2001
	15.730503	13.577036	-13.69%	861,064	2000
	13.841884	15.730503	13.64%	909,134	1999
	11.940378	13.841884	15.93%	876,090	1998

Fidelity Variable Insurance Products Fund II – VIP Asset Manager Portfolio: Initial Class – Q/NQ	14.484159	15.326940	5.82%	247,820	2006
	14.118235	14.484159	2.59%	343,659	2005
	13.576190	14.118235	3.99%	532,862	2004
	11.670962	13.576190	16.32%	667,790	2003
	12.968654	11.670962	-10.01%	751,105	2002
	13.714827	12.968654	-5.44%	905,729	2001
	14.477303	13.714827	-5.27%	1,115,257	2000
	13.216823	14.477303	9.54%	1,230,196	1999
	11.650850	13.216823	13.44%	1,049,594	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II – VIP Contrafund® Portfolio: Initial Class –Q/NQ	21.814066	24.029741	10.16%	1,863,314	2006
	18.918542	21.814066	15.31%	2,478,019	2005
	16.615554	18.918542	13.86%	2,982,897	2004
	13.117494	16.615554	26.67%	3,570,402	2003
	14.675949	13.117494	-10.62%	4,075,474	2002
	16.962632	14.675949	-13.48%	5,424,339	2001
	18.422344	16.962632	-7.92%	6,707,116	2000
	15.036722	18.422344	22.52%	6,071,379	1999
	11.732706	15.036722	28.16%	5,106,999	1998

Fidelity Variable Insurance Products Fund II – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.930573	18.178915	14.11%	1,099,976	2006
	15.412633	15.930573	3.36%	1,514,254	2005
	14.131388	15.412633	9.07%	2,094,825	2004
	11.161105	14.131388	26.61%	2,597,784	2003
	14.558975	11.161105	-23.34%	2,881,955	2002
	16.800024	14.558975	-13.34%	4,016,315	2001
	18.785022	16.800024	-10.57%	4,530,411	2000
	15.809112	18.785022	18.82%	4,259,578	1999
	12.494291	15.809112	26.53%	3,479,661	1998

Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.558397	16.008366	2.89%	873,167	2006
	15.440288	15.558397	0.76%	1,113,556	2005
	14.991569	15.440288	2.99%	1,553,787	2004
	14.452314	14.991569	3.73%	2,340,619	2003
	13.283557	14.452314	8.80%	3,450,937	2002
	12.421795	13.283557	6.94%	3,291,699	2001
	11.326409	12.421795	9.67%	2,965,084	2000
	11.609070	11.326409	-2.43%	3,487,348	1999
	10.817010	11.609070	7.32%	3,388,904	1998

Fidelity Variable Insurance Products Fund III – VIP Balanced Portfolio: Initial Class – Q/NQ	18.207189	20.054832	10.15%	1,427,374	2006
	17.458396	18.207189	4.29%	1,855,780	2005
	16.787652	17.458396	4.00%	2,416,716	2004
	14.462478	16.787652	16.08%	3,023,884	2003
	16.068810	14.462478	-10.00%	3,764,687	2002
	16.559606	16.068810	-2.96%	4,900,704	2001
	17.547850	16.559606	-5.63%	5,872,179	2000
	17.022798	17.547850	3.08%	7,788,648	1999
	14.675543	17.022798	15.99%	8,755,609	1998
	10.000000	11.234358	12.34%	3,416,997	1995*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III – VIP Growth & Income Portfolio: Initial Class – Q/NQ	16.135809	18.007152	11.60%	689,648	2006
	15.203560	16.135809	6.13%	995,412	2005
	14.574525	15.203560	4.32%	1,469,101	2004
	11.942147	14.574525	22.04%	1,914,972	2003
	14.524988	11.942147	-17.78%	2,220,568	2002
	16.144665	14.524988	-10.03%	2,911,676	2001
	16.987037	16.144665	-4.69%	3,385,093	2000
	15.781386	16.987037	7.64%	3,863,839	1999
	12.350709	15.781386	27.78%	3,344,233	1998

Fidelity Variable Insurance Products Fund III – VIP Growth Opportunities Portfolio: Initial Class – Q/NQ	19.059879	19.818936	3.98%	3,216,784	2006
	17.751397	19.059879	7.37%	4,481,286	2005
	16.795600	17.751397	5.69%	5,865,216	2004
	13.115822	16.795600	28.06%	7,658,446	2003
	17.020363	13.115822	-22.94%	9,511,083	2002
	20.172772	17.020363	-15.63%	13,321,722	2001
	24.667851	20.172772	-18.22%	17,833,598	2000
	23.993138	24.667851	2.81%	25,447,799	1999
	19.527096	23.993138	22.87%	28,414,698	1998
	10.000000	13.069019	30.69%	11,095,627	1995*

Optional One-Year Step Up Death Benefit Elected
(variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class – Q/NQ	14.373528	17.026328	18.46%	38,936	2006
	13.776345	14.373528	4.33%	85,022	2005
	12.533878	13.776345	9.91%	123,810	2004
	9.758378	12.533878	28.44%	123,006	2003
	11.922646	9.758378	-18.15%	128,435	2002
	12.730017	11.922646	-6.34%	154,894	2001
	11.913142	12.730017	6.86%	187,086	2000
	11.368793	11.913142	4.79%	207,264	1999
	10.334399	11.368793	10.01%	143,214	1998

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class – Q/NQ	12.731498	13.406871	5.30%	86,022	2006
	12.210218	12.731498	4.27%	138,797	2005
	11.984978	12.210218	1.88%	181,648	2004
	9.154131	11.984978	30.92%	195,092	2003
	13.290081	9.154131	-31.12%	198,800	2002
	16.377655	13.290081	-18.85%	240,907	2001
	18.667172	16.377655	-12.26%	447,316	2000
	13.781993	18.667172	35.45%	297,413	1999
	10.025497	13.781993	37.47%	133,287	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – Q/NQ	9.452649	10.362802	9.63%	37,116	2006
	9.339088	9.452649	1.22%	80,835	2005
	8.646967	9.339088	8.00%	161,359	2004
	6.894367	8.646967	25.42%	119,668	2003
	6.762920	6.894367	1.94%	133,862	2002
	7.775236	6.762920	-13.02%	150,130	2001
	10.176069	7.775236	-23.59%	171,239	2000
	9.547168	10.176069	6.59%	203,248	1999
	10.125956	9.547168	-5.72%	154,310	1998

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.784544	12.182153	3.37%	10,023	2006
	11.604286	11.784544	1.55%	28,455	2005
	11.634636	11.604286	-0.26%	25,773	2004
	11.689079	11.634636	-0.47%	152,415	2003
	11.663532	11.689079	0.22%	177,315	2002
	11.364567	11.663532	2.63%	248,620	2001
	10.844055	11.364567	4.80%	94,187	2000
	10.462911	10.844055	3.64%	92,768	1999
	10.066783	10.462911	3.94%	149,066	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class – Q/NQ	13.958571	16.243925	16.37%	19,745	2006
	11.897310	13.958571	17.33%	50,925	2005
	10.623695	11.897310	11.99%	54,008	2004
	7.518950	10.623695	41.29%	40,523	2003
	9.570633	7.518950	-21.44%	42,534	2002
	12.320308	9.570633	-22.32%	62,839	2001
	15.453729	12.320308	-20.28%	76,976	2000
	10.994287	15.453729	40.56%	65,541	1999
	9.894400	10.994287	11.12%	48,076	1998

Fidelity Variable Insurance Products Fund II – VIP Asset Manager: Growth Portfolio: Initial Class – Q/NQ	11.480165	12.104661	5.44%	11,082	2006
	11.212463	11.480165	2.39%	13,597	2005
	10.735154	11.212463	4.45%	15,178	2004
	8.831934	10.735154	21.55%	15,729	2003
	10.609255	8.831934	-16.75%	17,695	2002
	11.625620	10.609255	-8.74%	23,764	2001
	13.476375	11.625620	-13.73%	25,683	2000
	11.864403	13.476375	13.59%	23,461	1999
	10.239737	11.864403	15.87%	27,444	1998

Fidelity Variable Insurance Products Fund II – VIP Asset Manager Portfolio: Initial Class – Q/NQ	12.640601	13.369357	5.77%	10,556	2006
	12.327496	12.640601	2.54%	21,098	2005
	11.860213	12.327496	3.94%	28,103	2004
	10.200970	11.860213	16.27%	33,852	2003
	11.340982	10.200970	-10.05%	44,739	2002
	11.999629	11.340982	-5.49%	48,699	2001
	12.673141	11.999629	-5.31%	54,932	2000
	11.575607	12.673141	9.48%	57,444	1999
	10.209261	11.575607	13.38%	32,492	1998

Fidelity Variable Insurance Products Fund II – VIP Contrafund® Portfolio: Initial Class –Q/NQ	18.428168	20.289665	10.10%	66,566	2006
	15.990164	18.428168	15.25%	106,761	2005
	14.050776	15.990164	13.80%	117,489	2004
	11.098298	14.050776	26.60%	124,115	2003
	12.423170	11.098298	-10.66%	133,573	2002
	14.366179	12.423170	-13.52%	170,532	2001
	15.610339	14.366179	-7.97%	254,589	2000
	12.747959	15.610339	22.45%	182,647	1999
	9.951886	12.747959	28.10%	118,880	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II – VIP Index 500 Portfolio: Initial Class – Q/NQ	13.118871	14.962815	14.06%	67,112	2006
	12.698760	13.118871	3.31%	100,088	2005
	11.649028	12.698760	9.01%	114,023	2004
	9.205181	11.649028	26.55%	122,337	2003
	12.013694	9.205181	-23.38%	132,507	2002
	13.870024	12.013694	-13.38%	159,178	2001
	15.516650	13.870024	-10.61%	203,665	2000
	13.065126	15.516650	18.76%	174,367	1999
	10.330898	13.065126	26.47%	91,737	1998

Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.534850	14.947657	2.84%	29,217	2006
	14.431813	14.534850	0.71%	50,574	2005
	14.019511	14.431813	2.94%	72,042	2004
	13.522075	14.019511	3.68%	76,877	2003
	12.434847	13.522075	8.74%	101,660	2002
	11.634088	12.434847	6.88%	64,996	2001
	10.613518	11.634088	9.62%	55,274	2000
	10.883913	10.613518	-2.48%	66,413	1999
	10.146469	10.883913	7.27%	10,876	1998

Fidelity Variable Insurance Products Fund III – VIP Balanced Portfolio: Initial Class – Q/NQ	12.693334	13.974382	10.09%	10,416	2006
	12.177449	12.693334	4.24%	19,511	2005
	11.715543	12.177449	3.94%	31,733	2004
	10.097995	11.715543	16.02%	32,540	2003
	11.225264	10.097995	-10.04%	37,961	2002
	11.574021	11.225264	-3.01%	38,648	2001
	12.270926	11.574021	-5.68%	61,102	2000
	11.909803	12.270926	3.03%	102,797	1999
	10.272783	11.909803	15.94%	70,479	1998

Fidelity Variable Insurance Products Fund III – VIP Growth & Income Portfolio: Initial Class – Q/NQ	13.537939	15.100355	11.54%	19,476	2006
	12.762230	13.537939	6.08%	33,992	2005
	12.240411	12.762230	4.26%	68,420	2004
	10.034701	12.240411	21.98%	74,118	2003
	12.211208	10.034701	-17.82%	78,929	2002
	13.579820	12.211208	-10.08%	132,560	2001
	14.295582	13.579820	-5.01%	154,167	2000
	13.287693	14.295582	7.59%	153,521	1999
	10.404380	13.287693	27.71%	117,575	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III – VIP Growth Opportunities Portfolio: Initial Class – Q/NQ	10.102384	10.499396	3.93%	64,563	2006
	9.413600	10.102384	7.32%	139,840	2005
	8.911262	9.413600	5.64%	175,022	2004
	6.962409	8.911262	27.99%	187,805	2003
	9.039693	6.962409	-22.98%	191,834	2002
	10.719454	9.039693	-15.67%	250,183	2001
	13.114680	10.719454	-18.26%	328,826	2000
	12.762442	13.114680	2.76%	464,485	1999
	10.392122	12.762442	22.81%	341,678	1998

Maximum Optional 5% Enhanced Death Benefit Elected
(variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class – Q/NQ	14.314186	16.947453	18.40%	36,318	2006
	13.726398	14.314186	4.28%	51,930	2005
	12.494773	13.726398	9.86%	70,414	2004
	9.732886	12.494773	28.38%	71,345	2003
	11.897518	9.732886	-18.19%	73,278	2002
	12.709684	11.897518	-6.39%	71,430	2001
	11.900112	12.709684	6.80%	68,914	2000
	11.362118	11.900112	4.73%	59,406	1999
	10.333567	11.362118	9.95%	54,381	1998

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class – Q/NQ	12.678940	13.344763	5.25%	44,123	2006
	12.165962	12.678940	4.22%	54,879	2005
	11.947602	12.165962	1.83%	62,950	2004
	9.130201	11.947602	30.86%	63,375	2003
	13.262071	9.130201	-31.16%	66,078	2002
	16.351497	13.262071	-18.89%	74,355	2001
	18.646776	16.351497	-12.31%	75,389	2000
	13.773906	18.646776	35.38%	68,415	1999
	10.024687	13.773906	37.40%	42,192	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – Q/NQ	9.413616	10.314801	9.57%	38,215	2006
	9.305233	9.413616	1.16%	43,217	2005
	8.619983	9.305233	7.95%	49,229	2004
	6.876332	8.619983	25.36%	52,202	2003
	6.748658	6.876332	1.89%	54,717	2002
	7.762794	6.748658	-13.06%	59,071	2001
	10.164929	7.762794	-23.63%	64,359	2000
	9.541553	10.164929	6.53%	67,174	1999
	10.125138	9.541553	-5.76%	46,036	1998

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.735816	12.125642	3.32%	14,747	2006
	11.562155	11.735816	1.50%	22,978	2005
	11.598279	11.562155	-0.31%	24,928	2004
	11.658464	11.598279	-0.52%	25,016	2003
	11.638891	11.658464	0.17%	25,144	2002
	11.346346	11.638891	2.58%	41,069	2001
	10.832134	11.346346	4.75%	37,534	2000
	10.456715	10.832134	3.59%	49,021	1999
	10.065929	10.456715	3.88%	71,766	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class – Q/NQ	13.900964	16.168711	16.31%	16,737	2006
	11.854202	13.900964	17.27%	18,273	2005
	10.590569	11.854202	11.93%	20,167	2004
	7.499286	10.590569	41.22%	21,152	2003
	9.550445	7.499286	-21.48%	21,108	2002
	12.300620	9.550445	-22.36%	23,111	2001
	15.436822	12.300620	-20.32%	24,233	2000
	10.987826	15.436822	40.49%	15,948	1999
	9.893604	10.987826	11.06%	9,431	1998

Fidelity Variable Insurance Products Fund II – VIP Asset Manager: Growth Portfolio: Initial Class – Q/NQ	11.432724	12.048539	5.39%	7,322	2006
	11.171781	11.432724	2.34%	7,616	2005
	10.701637	11.171781	4.39%	7,762	2004
	8.808823	10.701637	21.49%	7,994	2003
	10.586882	8.808823	-16.79%	8,181	2002
	11.607029	10.586882	-8.79%	9,841	2001
	13.461613	11.607029	-13.78%	9,392	2000
	11.857417	13.461613	13.53%	9,917	1999
	10.238907	11.857417	15.81%	6,520	1998

Fidelity Variable Insurance Products Fund II – VIP Asset Manager Portfolio: Initial Class – Q/NQ	12.588399	13.307404	5.71%	1,815	2006
	12.282785	12.588399	2.49%	2,015	2005
	11.823194	12.282785	3.89%	8,019	2004
	10.174290	11.823194	16.21%	13,948	2003
	11.317060	10.174290	-10.10%	15,612	2002
	11.980443	11.317060	-5.54%	14,892	2001
	12.659254	11.980443	-5.36%	16,047	2000
	11.568800	12.659254	9.43%	16,139	1999
	10.208441	11.568800	13.33%	10,642	1998

Fidelity Variable Insurance Products Fund II – VIP Contrafund® Portfolio: Initial Class –Q/NQ	18.352053	20.195647	10.05%	28,419	2006
	15.932173	18.352053	15.19%	34,168	2005
	14.006921	15.932173	13.75%	35,313	2004
	11.069273	14.006921	26.54%	36,435	2003
	12.396983	11.069273	-10.71%	36,953	2002
	14.343222	12.396983	-13.57%	39,850	2001
	15.593260	14.343222	-8.02%	42,232	2000
	12.740463	15.593260	22.39%	35,989	1999
	9.951081	12.740463	28.03%	21,842	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II – VIP Index 500 Portfolio: Initial Class – Q/NQ	13.064662	14.893454	14.00%	36,236	2006
	12.652688	13.064662	3.26%	59,424	2005
	11.612663	12.652688	8.96%	63,463	2004
	9.181101	11.612663	26.48%	61,972	2003
	11.988361	9.181101	-23.42%	62,561	2002
	13.847864	11.988361	-13.43%	72,467	2001
	15.499687	13.847864	-10.66%	73,250	2000
	13.057468	15.499687	18.70%	59,044	1999
	10.330070	13.057468	26.40%	27,002	1998

Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.474832	14.878408	2.79%	16,969	2006
	14.379491	14.474832	0.66%	20,355	2005
	13.975777	14.379491	2.89%	22,529	2004
	13.486744	13.975777	3.63%	25,063	2003
	12.408647	13.486744	8.69%	25,085	2002
	11.615489	12.408647	6.83%	28,454	2001
	10.601902	11.615489	9.56%	29,771	2000
	10.877515	10.601902	-2.53%	18,814	1999
	10.145651	10.877515	7.21%	6,850	1998

Fidelity Variable Insurance Products Fund III – VIP Balanced Portfolio: Initial Class – Q/NQ	12.640884	13.909584	10.04%	7,883	2006
	12.133277	12.640884	4.18%	9,612	2005
	11.678968	12.133277	3.89%	11,052	2004
	10.071577	11.678968	15.96%	12,729	2003
	11.201595	10.071577	-10.09%	12,118	2002
	11.555522	11.201595	-3.06%	24,064	2001
	12.257491	11.555522	-5.73%	23,036	2000
	11.902806	12.257491	2.98%	22,552	1999
	10.271954	11.902806	15.88%	8,804	1998

Fidelity Variable Insurance Products Fund III – VIP Growth & Income Portfolio: Initial Class – Q/NQ	13.482057	15.030422	11.48%	12,966	2006
	12.715976	13.482057	6.02%	18,124	2005
	12.202238	12.715976	4.21%	24,620	2004
	10.008474	12.202238	21.92%	28,822	2003
	12.185475	10.008474	-17.87%	26,625	2002
	13.558120	12.185475	-10.12%	40,331	2001
	14.279936	13.558120	-5.05%	41,235	2000
	13.279886	14.279936	7.53%	41,588	1999
	10.403545	13.279886	27.65%	9,027	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III – VIP Growth Opportunities Portfolio: Initial Class – Q/NQ	10.060671	10.450759	3.88%	41,712	2006
	9.379466	10.060671	7.26%	54,320	2005
	8.883453	9.379466	5.58%	94,316	2004
	6.944197	8.883453	27.93%	96,979	2003
	9.020627	6.944197	-23.02%	100,295	2002
	10.702308	9.020627	-15.71%	135,413	2001
	13.100322	10.702308	-18.31%	147,881	2000
	12.754941	13.100322	2.71%	161,121	1999
	10.391285	12.754941	22.75%	118,332	1998

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

 •     generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4 Dublin, Ohio 43017-1522, or calling 1-800-848-6331, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-7 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.20%) and Nationwide Mutual Fire Insurance Company (4.80%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd, Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934.

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC is a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2006, 2005, and 2004, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 1,137,796 shares (cost $11,713,688)	$15,064,414
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 118,097 shares (cost $2,489,495)	3,059,905
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev) 13,151 shares (cost $175,207)	242,371
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 26,795 shares (cost $476,311)	487,393
AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 22,932 shares (cost $575,274)	624,204
AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2) 108,947 shares (cost $2,740,621)	2,943,739
AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series II (AIMIntGr2) 60,873 shares (cost $936,918)	1,774,450
AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I (AIMMidCore) 64,460 shares (cost $785,091)	871,504
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 374,313 shares (cost $7,976,356)	10,080,255
AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class B (AllntlValB) 277,767 shares (cost $3,705,587)	6,871,965
AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 106,300 shares (cost $2,322,516)	2,803,135
AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 732,756 shares (cost $10,084,921)	13,189,612
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 65,121 shares (cost $910,695)	1,210,608
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 14,541 shares (cost $348,686)	413,684
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStklx) 68,006 shares (cost $2,015,354)	2,458,400
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 146,649 shares (cost $4,436,429)	5,302,813
Federated Insurance Series – Federated American Leaders Fund II – Service Shares(FedAmLeadS) 127,467 shares (cost $2,348,757)	2,731,619
Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 381,229 shares (cost $1,974,961)	2,577,106
Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS) 1,601,657 shares (cost $12,083,232)	12,508,941
Federated Insurance Series – Federated International Equity Fund II (FedIntEq) 13,313 shares (cost $150,835)	227,782
Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II (FedMidCpGr2) 32,894 shares (cost $608,415)	843,392
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 289,272 shares (cost $3,314,906)	3,265,884
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) ,295,224 shares (cost $14,896,214)	14,558,313
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,288,364 shares (cost $28,846,943)	$33,755,126
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,143,772 shares (cost $26,101,645)	29,863,894
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 2,041,681 shares (cost $44,296,938)	52,818,290
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 683,108 shares (cost $25,218,137)	24,503,090
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 753,864 shares (cost $29,885,375)	26,928,021
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 760,266 shares (cost $20,816,203)	26,928,627
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 3,665,808 shares (cost $23,864,348)	23,277,879
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 1,885,876 shares (cost $11,767,534)	11,918,737
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class 2 (FidVIPHIS2) 3,071,448 shares (cost $19,530,584)	19,196,548
Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Initial Class (FidVIPMMkt) 30,625,544 shares (cost $30,625,544)	30,625,544
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 1,192,378 shares (cost $19,529,524)	28,581,309
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 442,226 shares (cost $5,900,658)	10,551,519
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 378,678 shares (cost $5,435,518)	8,993,593
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 270,713 shares (cost $5,075,024)	6,391,532
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 55,269 shares (cost $1,002,917)	1,317,071
Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class (FidVIPVal) 40,451 shares (cost $472,114)	576,018
Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class 2 (FidVIPVal2) 100,931 shares (cost $935,792)	1,427,170
Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 241,485 shares (cost $2,884,010)	3,284,202
Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 207,540 shares (cost $2,655,225)	2,801,788
Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 152,540 shares (cost $1,811,927)	2,047,086
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 293,904 shares (cost $3,977,959)	4,617,228
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class (FidVIPAMS) 264,479 shares (cost $3,741,884)	4,128,511
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 228,269 shares (cost $3,142,459)	3,531,321
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 1,741,184 shares (cost $42,861,016)	54,795,049
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,313,921 shares (cost $31,887,324)	41,230,846
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 1,926,747 shares (cost $44,277,342)	$59,941,091
Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class (FidVIPIdx500) 396,911 shares (cost $49,339,047)	64,045,621
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 3,308,356 shares (cost $42,991,766)	42,214,617
Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 7,561 shares (cost $67,158)	71,452
Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 319,644 shares (cost $2,674,356)	2,969,490
Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Initial Class (FidVIPBal) 2,127,142 shares (cost $30,067,718)	33,247,236
Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class (FidVIPBalS) 692,600 shares (cost $9,174,118)	10,769,937
Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 513,286 shares (cost $6,793,036)	7,935,401
Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS) 71,176 shares (cost $570,143)	680,446
Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class 2 (FidVIPDyCapS2) 450,089 shares (cost $3,227,846)	4,266,843
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 938,493 shares (cost $12,547,256)	15,128,501
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 1,260,534 shares (cost $17,891,238)	20,181,156
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 1,026,066 shares (cost $12,482,457)	16,273,399
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 4,142,233 shares (cost $83,687,617)	75,222,946
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 1,196,378 shares (cost $23,840,395)	21,702,289
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 284,790 shares (cost $4,256,556)	5,134,771
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 138,202 shares (cost $3,571,110)	4,805,272
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 556,229 shares (cost $13,948,733)	19,239,972
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,810,784 shares (cost $42,024,493)	62,019,364
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 37,585 shares (cost $447,538)	504,395
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 570,439 shares (cost $7,297,602)	7,689,514
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 153,441 shares (cost $2,525,637)	3,203,839
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 30,007 shares (cost $377,771)	569,830
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 154,860 shares (cost $2,785,515)	$2,877,293
Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 70,750 shares (cost $804,639)	829,192
Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 69,176 shares (cost $1,502,321)	1,615,248
Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 26,647 shares (cost $1,653,584)	1,727,252
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 24,984 shares (cost $410,246)	462,945
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 330,938 shares (cost $5,473,190)	6,119,047
Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2) 160,539 shares (cost $1,764,453)	2,796,591
Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 618,458 shares (cost $8,991,896)	10,823,017
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 6,917 shares (cost $53,913)	55,127
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 1,910,959 shares (cost $22,741,090)	21,689,389
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 1,661,451 shares (cost $17,900,833)	22,446,201
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 2,994,578 shares (cost $30,690,532)	31,353,233
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 12,814,905 shares (cost $130,012,878)	157,367,036
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,202,725 shares (cost $54,460,036)	68,155,694
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 4,567,975 shares (cost $48,434,025)	51,846,517
Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2) 24,630 shares (cost $734,295)	730,782
Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 73,133 shares (cost $1,166,335)	1,359,543
Gartmore GVIT – Mid Cap Index Fund – Class II (GVITMidCap2) 471,109 shares (cost $8,045,477)	8,729,647
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 30,498,538 shares (cost $30,498,538)	30,498,538
Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 1,971 shares (cost $24,350)	26,169
Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 205,134 shares (cost $2,889,461)	3,325,220
Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 59,826 shares (cost $716,493)	744,828
Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 698,571 shares (cost $8,539,294)	8,620,364
Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 39,070 shares (cost $873,901)	976,369
Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 280,560 shares (cost $6,506,529)	6,918,617
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 75,898 shares (cost $984,363)	963,908
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 449,755 shares (cost $3,813,520)	$4,690,944
MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 917,444 shares (cost $5,719,508)	6,541,376
MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS) 255,314 shares (cost $3,445,218)	4,378,629
MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 792,562 shares (cost $9,106,557)	11,428,742
MTB Large Cap Growth Fund II (MTBLgCapGr2) 251,488 shares (cost $2,406,841)	2,753,794
MTB Large Cap Value Fund II (MTBLgCapV2) 309,395 shares (cost $3,044,339)	3,697,276
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2) 2,926,481 shares (cost $29,894,782)	31,196,290
Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 35,317 shares (cost $611,516)	612,746
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 31,495 shares (cost $470,278)	526,277
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 19,709 shares (cost $616,785)	729,054
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 314,443 shares (cost $9,795,011)	11,474,028
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 371,804 shares (cost $12,469,988)	15,277,434
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 22,453 shares (cost $562,648)	826,049
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 251,600 shares (cost $5,964,952)	9,180,875
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 248,707 shares (cost $2,038,723)	2,126,448
Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA – Service Class (OppMStS) 730,104 shares (cost $13,018,613)	17,945,963
Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA – Non- Service Shares (OppMStSCap) 54,863 shares (cost $730,197)	1,050,632
Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA – Service Class (OppMStSCapS) 14,756 shares (cost $259,154)	280,075
Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 3,661,437 shares (cost $18,388,608)	19,552,075
Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 34,965 shares (cost $842,105)	1,026,563
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq) 26,024 shares (cost $366,069)	537,130
Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares (PVTSmCapVal) 24,758 shares (cost $473,934)	600,870
Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII) 30,503 shares (cost $790,518)	917,224
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

STI Classic Variable Trust – Capital Appreciation Fund (STICapAp) 17,119 shares (cost $265,951)	$289,482
STI Classic Variable Trust – International Equity Fund (STIIntlEq) 174 shares (cost $1,707)	2,608
STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd) 688 shares (cost $7,017)	6,983
STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV) 5,442 shares (cost $59,070)	71,731
STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 16,186 shares (cost $223,827)	285,690
STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq) 13,436 shares (cost $142,138)	184,750
STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 7,280 shares (cost $120,073)	117,649
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 193,622 shares (cost $2,204,873)	2,191,798
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 253,178 shares (cost $6,053,027)	7,367,466
Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2) 1,464,946 shares (cost $18,153,239)	21,534,703
Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2) 179,460 shares (cost $4,249,892)	5,121,785

Total investments	1,663,601,776
Accounts receivable	117,817

Total assets	1,663,719,593
Accounts payable	–

Contract owners’ equity (note 4)	$1,663,719,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2
Reinvested dividends	$34,344,322	18,341	–	–	–	3,330	15,317	15,675
Mortality and expense risk charges (note 2)	(21,820,900)	(202,362)	(42,546)	(2,597)	(5,371)	(4,134)	(21,060)	(21,125)

Net investment income (loss)	12,523,422	(184,021)	(42,546)	(2,597)	(5,371)	(804)	(5,743)	(5,450)

Proceeds from mutual fund shares sold	493,842,276	3,464,245	456,805	41,126	470,257	32,534	600,050	345,636
Cost of mutual fund shares sold	(460,484,880)	(2,151,638)	(315,928)	(22,464)	(437,742)	(32,938)	(603,566)	(196,797)

Realized gain (loss) on investments	33,357,396	1,312,607	140,877	18,662	32,515	(404)	(3,516)	148,839
Change in unrealized gain (loss) on investments	59,982,481	(180,102)	41,409	10,967	(109)	48,930	203,118	263,192

Net gain (loss) on investments	93,339,877	1,132,505	182,286	29,629	32,406	48,526	199,602	412,031

Reinvested capital gains	57,493,885	637,346	–	4,191	8,090	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$163,357,184	1,585,830	139,740	31,223	35,125	47,722	193,859	406,581

Investment activity:	AIMMidCore	AIMPreEq	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS
Reinvested dividends	$8,019	5,967	15,258	114,557	87,181	–	31,380	4,738
Mortality and expense risk charges (note 2)	(9,067)	(1,979)	(9,351)	(130,537)	(82,933)	(40,456)	(171,387)	(13,382)

Net investment income (loss)	(1,048)	3,988	5,907	(15,980)	4,248	(40,456)	(140,007)	(8,644)

Proceeds from mutual fund shares sold	85,818	586,054	2,185,385	1,997,452	1,335,064	923,184	2,923,636	143,507
Cost of mutual fund shares sold	(58,709)	(482,464)	(1,688,530)	(1,370,470)	(732,794)	(681,481)	(1,748,769)	(85,487)

Realized gain (loss) on investments	27,109	103,590	496,855	626,982	602,270	241,703	1,174,867	58,020
Change in unrealized gain (loss) on investments	(31,440)	(78,845)	(399,237)	260,447	1,192,940	(277,391)	(341,991)	68,916

Net gain (loss) on investments	(4,331)	24,745	97,618	887,429	1,795,210	(35,688)	832,876	126,936

Reinvested capital gains	85,445	–	–	514,354	123,921	–	926,462	26,869

Net increase (decrease) in contract owners’ equity resulting from operations	$80,066	28,733	103,525	1,385,803	1,923,379	(76,144)	1,619,331	145,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DrySRGro	DryStkIx	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2
Reinvested dividends	$435	39,033	69,756	33,865	13,694	1,014,221	411	–
Mortality and expense risk charges (note 2)	(4,602)	(27,353)	(64,335)	(32,803)	(32,364)	(165,749)	(2,273)	(9,528)

Net investment income (loss)	(4,167)	11,680	5,421	1,062	(18,670)	848,472	(1,862)	(9,528)

Proceeds from mutual fund shares sold	32,699	715,019	1,149,763	534,031	384,142	4,410,621	2,817	99,217
Cost of mutual fund shares sold	(27,042)	(502,462)	(1,010,757)	(436,122)	(279,599)	(4,436,326)	(1,822)	(54,007)

Realized gain (loss) on investments	5,657	212,557	139,006	97,909	104,543	(25,705)	995	45,210
Change in unrealized gain (loss) on investments	28,825	91,744	499,989	(63,167)	251,428	259,186	35,028	15,700

Net gain (loss) on investments	34,482	304,301	638,995	34,742	355,971	233,481	36,023	60,910

Reinvested capital gains	–	–	–	331,996	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,315	315,981	644,416	367,800	337,301	1,081,953	34,161	51,382

Investment activity:	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2
Reinvested dividends	$130,468	550,408	1,173,964	983,948	1,487,332	125,157	100,796	51,498
Mortality and expense risk charges (note 2)	(37,237)	(183,705)	(491,081)	(320,933)	(652,309)	(401,490)	(321,242)	(369,337)

Net investment income (loss)	93,231	366,703	682,883	663,015	835,023	(276,333)	(220,446)	(317,839)

Proceeds from mutual fund shares sold	466,814	2,655,319	11,976,823	11,972,174	8,688,000	10,789,448	12,407,811	7,788,552
Cost of mutual fund shares sold	(491,170)	(2,779,591)	(11,069,685)	(11,262,810)	(7,446,533)	(15,830,410)	(18,362,427)	(5,593,620)

Realized gain (loss) on investments	(24,356)	(124,272)	907,138	709,364	1,241,467	(5,040,962)	(5,954,616)	2,194,932
Change in unrealized gain (loss) on investments	26,644	124,114	144,541	278,326	343,909	6,754,333	7,840,967	(431,288)

Net gain (loss) on investments	2,288	(158)	1,051,679	987,690	1,585,376	1,713,371	1,886,351	1,763,644

Reinvested capital gains	–	–	4,184,052	3,719,325	6,118,431	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$95,519	366,545	5,918,614	5,370,030	8,538,830	1,437,038	1,665,905	1,445,805

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPHI	FidVIPHIS	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R
Reinvested dividends	$1,752,636	894,767	1,422,759	1,550,256	270,239	93,679	66,517	36,241
Mortality and expense risk charges (note 2)	(355,692)	(143,848)	(242,782)	(410,515)	(410,197)	(113,897)	(111,469)	(69,038)

Net investment income (loss)	1,396,944	750,919	1,179,977	1,139,741	(139,958)	(20,218)	(44,952)	(32,797)

Proceeds from mutual fund shares sold	12,137,602	6,969,434	3,919,810	21,119,580	8,130,606	2,933,844	1,647,895	1,215,241
Cost of mutual fund shares sold	(12,206,917)	(6,874,396)	(3,542,030)	(21,119,580)	(6,596,486)	(1,863,559)	(974,774)	(855,391)

Realized gain (loss) on investments	(69,315)	95,038	377,780	–	1,534,120	1,070,285	673,121	359,850
Change in unrealized gain (loss) on investments	1,021,177	483,927	179,751	–	2,841,948	568,458	662,545	469,229

Net gain (loss) on investments	951,862	578,965	557,531	–	4,376,068	1,638,743	1,335,666	829,079

Reinvested capital gains	–	–	–	–	187,866	72,924	57,648	30,201

Net increase (decrease) in contract owners’ equity resulting from operations	$2,348,806	1,329,884	1,737,508	1,139,741	4,423,976	1,691,449	1,348,362	826,483

Investment activity:	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
Reinvested dividends	$11,182	4,438	10,082	81,313	67,689	41,130	148,902	141,496
Mortality and expense risk charges (note 2)	(13,232)	(7,079)	(18,768)	(51,715)	(31,334)	(28,930)	(72,342)	(46,280)

Net investment income (loss)	(2,050)	(2,641)	(8,686)	29,598	36,355	12,200	76,560	95,216

Proceeds from mutual fund shares sold	567,412	416,821	257,715	1,253,520	939,876	429,158	1,842,106	2,167,673
Cost of mutual fund shares sold	(396,573)	(311,244)	(191,210)	(1,379,667)	(1,160,219)	(435,074)	(1,677,312)	(2,374,247)

Realized gain (loss) on investments	170,839	105,577	66,505	(126,147)	(220,343)	(5,916)	164,794	(206,574)
Change in unrealized gain (loss) on investments	20,449	(22,036)	110,509	280,192	346,126	98,821	37,481	381,091

Net gain (loss) on investments	191,288	83,541	177,014	154,045	125,783	92,905	202,275	174,517

Reinvested capital gains	8,403	3,658	8,313	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$197,641	84,558	176,641	183,643	162,138	105,105	278,835	269,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2
Reinvested dividends	$104,483	755,130	496,909	584,013	1,307,789	2,143,949	–	–
Mortality and expense risk charges (note 2)	(49,590)	(842,199)	(467,400)	(791,935)	(840,896)	(598,862)	(965)	(40,693)

Net investment income (loss)	54,893	(87,069)	29,509	(207,922)	466,893	1,545,087	(965)	(40,693)

Proceeds from mutual fund shares sold	946,321	18,239,293	15,330,019	10,177,870	24,987,588	19,186,771	132,582	731,638
Cost of mutual fund shares sold	(934,838)	(14,420,246)	(12,341,885)	(6,441,026)	(25,569,379)	(20,102,670)	(119,349)	(583,881)

Realized gain (loss) on investments	11,483	3,819,047	2,988,134	3,736,844	(581,791)	(915,899)	13,233	147,757
Change in unrealized gain (loss) on investments	143,679	(2,458,828)	(1,932,970)	(2,757,190)	9,258,827	567,845	(7,962)	(70,466)

Net gain (loss) on investments	155,162	1,360,219	1,055,164	979,654	8,677,036	(348,054)	5,271	77,291

Reinvested capital gains	–	4,506,449	3,425,575	4,855,135	–	128,380	3,968	144,659

Net increase (decrease) in contract owners’ equity resulting from operations	$210,055	5,779,599	4,510,248	5,626,867	9,143,929	1,325,413	8,274	181,257

Investment activity:	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2
Reinvested dividends	$771,593	279,000	156,078	2,554	9,617	169,724	224,533	122,835
Mortality and expense risk charges (note 2)	(496,460)	(125,993)	(105,990)	(6,437)	(57,585)	(235,875)	(239,174)	(215,028)

Net investment income (loss)	275,133	153,007	50,088	(3,883)	(47,968)	(66,151)	(14,641)	(92,193)

Proceeds from mutual fund shares sold	9,655,074	5,472,639	1,800,538	293,418	1,165,833	6,231,293	10,855,765	3,698,730
Cost of mutual fund shares sold	(9,908,412)	(5,368,939)	(1,702,282)	(200,275)	(757,207)	(6,357,263)	(11,739,176)	(3,335,722)

Realized gain (loss) on investments	(253,338)	103,700	98,256	93,143	408,626	(125,970)	(883,411)	363,008
Change in unrealized gain (loss) on investments	2,146,549	499,910	350,405	(28,456)	9,496	1,539,190	2,768,650	1,065,902

Net gain (loss) on investments	1,893,211	603,610	448,661	64,687	418,122	1,413,220	1,885,239	1,428,910

Reinvested capital gains	1,260,773	482,699	286,908	17,946	113,651	474,228	699,365	444,547

Net increase (decrease) in contract owners’ equity resulting from operations	$3,429,117	1,239,316	785,657	78,750	483,805	1,821,297	2,569,963	1,781,264

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$657,350	177,054	27,063	19,156	65,976	120,046	2,439	24,558
Mortality and expense risk charges (note 2)	(1,180,781)	(254,652)	(67,101)	(67,598)	(231,706)	(858,665)	(5,493)	(90,617)

Net investment income (loss)	(523,431)	(77,598)	(40,038)	(48,442)	(165,730)	(738,619)	(3,054)	(66,059)

Proceeds from mutual fund shares sold	28,398,940	10,911,229	1,281,369	1,483,601	9,108,483	12,217,436	43,951	1,176,621
Cost of mutual fund shares sold	(34,177,869)	(14,253,250)	(1,288,414)	(851,321)	(5,105,389)	(6,936,420)	(29,418)	(1,251,783)

Realized gain (loss) on investments	(5,778,929)	(3,342,021)	(7,045)	632,280	4,003,094	5,281,016	14,533	(75,162)
Change in unrealized gain (loss) on investments	8,689,455	4,157,215	202,702	(662,299)	(4,314,908)	(5,889,550)	(27,415)	(84,337)

Net gain (loss) on investments	2,910,526	815,194	195,657	(30,019)	(311,814)	(608,534)	(12,882)	(159,499)

Reinvested capital gains	–	–	–	648,602	2,978,521	8,004,304	81,510	1,174,953

Net increase (decrease) in contract owners’ equity resulting from operations	$2,387,095	737,596	155,619	570,141	2,500,977	6,657,151	65,574	949,395

Investment activity:	FrVIPRisDiv	FrVIPForSec	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal3	GVITIntVal6
Reinvested dividends	$36,092	7,274	48,438	5,793	2,881	10,314	7,809	98,019
Mortality and expense risk charges (note 2)	(32,492)	(5,760)	(10,653)	(4,019)	(6,315)	(7,950)	(4,641)	(65,382)

Net investment income (loss)	3,600	1,514	37,785	1,774	(3,434)	2,364	3,168	32,637

Proceeds from mutual fund shares sold	187,779	23,524	166,352	205,474	99,529	43,497	40,734	1,831,934
Cost of mutual fund shares sold	(124,947)	(14,179)	(166,918)	(204,934)	(97,036)	(43,551)	(33,419)	(1,635,952)

Realized gain (loss) on investments	62,832	9,345	(566)	540	2,493	(54)	7,315	195,982
Change in unrealized gain (loss) on investments	352,191	87,161	91,779	24,553	112,927	73,668	34,496	400,205

Net gain (loss) on investments	415,023	96,506	91,213	25,093	115,420	73,614	41,811	596,187

Reinvested capital gains	14,532	–	–	–	–	–	24,506	310,513

Net increase (decrease) in contract owners’ equity resulting from operations	$433,155	98,020	128,998	26,867	111,986	75,978	69,485	939,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$13,148	50,397	2,020	938,390	419,945	1,021,186	3,650,237	1,410,910
Mortality and expense risk charges (note 2)	(30,867)	(115,489)	(318)	(292,691)	(289,168)	(424,685)	(2,019,936)	(861,202)

Net investment income (loss)	(17,719)	(65,092)	1,702	645,699	130,777	596,501	1,630,301	549,708

Proceeds from mutual fund shares sold	238,179	5,482,238	717	5,180,819	1,592,024	10,654,750	15,627,892	8,418,407
Cost of mutual fund shares sold	(167,493)	(4,890,331)	(719)	(5,676,238)	(1,123,854)	(10,417,959)	(11,891,679)	(5,638,068)

Realized gain (loss) on investments	70,686	591,907	(2)	(495,419)	468,170	236,791	3,736,213	2,780,339
Change in unrealized gain (loss) on investments	661,767	1,774,058	1,214	106,158	2,077,410	341,496	7,744,030	3,814,036

Net gain (loss) on investments	732,453	2,365,965	1,212	(389,261)	2,545,580	578,287	11,480,243	6,594,375

Reinvested capital gains	28,827	92,932	–	177,850	302,576	374,138	1,382,133	792,265

Net increase (decrease) in contract owners’ equity resulting from operations	$743,561	2,393,805	2,914	434,288	2,978,933	1,548,926	14,492,677	7,936,348

Investment activity:	GVITIDModCon2	GVITMdCpGr2	GVITMidCap	GVITMidCap2	GVITMyMkt	GVITNWFund2	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$1,425,795	–	15,140	85,072	1,421,863	123	–	3,113
Mortality and expense risk charges (note 2)	(678,160)	(858)	(15,313)	(115,926)	(408,029)	(144)	(46,753)	(7,727)

Net investment income (loss)	747,635	(858)	(173)	(30,854)	1,013,834	(21)	(46,753)	(4,614)

Proceeds from mutual fund shares sold	16,360,187	40,284	136,433	4,201,950	30,240,052	8,420	1,515,181	72,522
Cost of mutual fund shares sold	(14,162,838)	(40,378)	(91,812)	(3,144,589)	(30,240,052)	(7,495)	(1,172,156)	(57,498)

Realized gain (loss) on investments	2,197,349	(94)	44,621	1,057,361	–	925	343,025	15,024
Change in unrealized gain (loss) on investments	(120,845)	(3,513)	44,409	(451,354)	–	1,818	(311,836)	37,710

Net gain (loss) on investments	2,076,504	(3,607)	89,030	606,007	–	2,743	31,189	52,734

Reinvested capital gains	682,230	–	18,491	119,858	–	–	–	55,564

Net increase (decrease) in contract owners’ equity resulting from operations	$3,506,369	(4,465)	107,348	695,011	1,013,834	2,722	(15,564)	103,684

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
Reinvested dividends	$18,124	1,058	3,782	1,306	–	–	–	79,203
Mortality and expense risk charges (note 2)	(107,887)	(11,236)	(94,661)	(18,789)	(66,772)	(94,386)	(56,436)	(123,354)

Net investment income (loss)	(89,763)	(10,178)	(90,879)	(17,483)	(66,772)	(94,386)	(56,436)	(44,151)

Proceeds from mutual fund shares sold	2,363,961	84,731	3,184,543	1,079,715	818,692	1,179,340	839,719	1,476,108
Cost of mutual fund shares sold	(2,056,238)	(61,768)	(3,004,362)	(1,124,608)	(576,292)	(919,079)	(536,865)	(978,081)

Realized gain (loss) on investments	307,723	22,963	180,181	(44,893)	242,400	260,261	302,854	498,027
Change in unrealized gain (loss) on investments	224,680	61,817	516,655	66,255	93,573	(359,221)	122,898	902,912

Net gain (loss) on investments	532,403	84,780	696,836	21,362	335,973	(98,960)	425,752	1,400,939

Reinvested capital gains	658,531	17,842	138,701	76,227	–	240,081	81,817	266,537

Net increase (decrease) in contract owners’ equity resulting from operations	$1,101,171	92,444	744,658	80,106	269,201	46,735	451,133	1,623,325

Investment activity:	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppCapApS
Reinvested dividends	$13,923	35,306	773,992	362	736	5,035	104,374	31,293
Mortality and expense risk charges (note 2)	(30,123)	(39,707)	(352,841)	(784)	(5,793)	(6,611)	(142,436)	(210,559)

Net investment income (loss)	(16,200)	(4,401)	421,151	(422)	(5,057)	(1,576)	(38,062)	(179,266)

Proceeds from mutual fund shares sold	227,869	197,903	3,335,604	10,428	200,277	103,716	4,979,911	3,626,569
Cost of mutual fund shares sold	(186,688)	(130,334)	(2,910,555)	(11,275)	(176,411)	(76,168)	(3,925,479)	(2,735,408)

Realized gain (loss) on investments	41,181	67,569	425,049	(847)	23,866	27,548	1,054,432	891,161
Change in unrealized gain (loss) on investments	176,017	200,583	345,062	1,230	32,163	43,009	80,480	233,612

Net gain (loss) on investments	217,198	268,152	770,111	383	56,029	70,557	1,134,912	1,124,773

Reinvested capital gains	28,876	251,303	1,512,665	5,020	5,229	26,360	646,437	–

Net increase (decrease) in contract owners’ equity resulting from operations	$229,874	515,054	2,703,927	4,981	56,201	95,341	1,743,287	945,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSec	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppMStSCapS	OppStratBdS	PVTGroInc
Reinvested dividends	$7,985	83,923	148,099	174,698	1,449	–	829,957	14,522
Mortality and expense risk charges (note 2)	(8,318)	(116,724)	(22,304)	(230,168)	(10,643)	(982)	(251,542)	(12,158)

Net investment income (loss)	(333)	(32,801)	125,795	(55,470)	(9,194)	(982)	578,415	2,364

Proceeds from mutual fund shares sold	57,405	1,710,173	134,372	3,058,739	51,105	20,298	4,159,742	203,141
Cost of mutual fund shares sold	(33,480)	(1,069,027)	(125,325)	(2,108,127)	(24,336)	(21,522)	(3,826,057)	(158,813)

Realized gain (loss) on investments	23,925	641,146	9,047	950,612	26,769	(1,224)	333,685	44,328
Change in unrealized gain (loss) on investments	51,743	181,383	28,437	1,275,547	79,818	20,921	200,842	59,491

Net gain (loss) on investments	75,668	822,529	37,484	2,226,159	106,587	19,697	534,527	103,819

Reinvested capital gains	41,711	519,826	–	–	28,604	–	–	22,621

Net increase (decrease) in contract owners’ equity resulting from operations	$117,046	1,309,554	163,279	2,170,689	125,997	18,715	1,112,942	128,804

Investment activity:	PVTIntEq	PVTSmCapVal	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal
Reinvested dividends	$2,992	1,933	1,050	805	44	298	821	3,860
Mortality and expense risk charges (note 2)	(5,517)	(6,434)	(11,597)	(4,148)	(56)	(105)	(891)	(3,854)

Net investment income (loss)	(2,525)	(4,501)	(10,547)	(3,343)	(12)	193	(70)	6

Proceeds from mutual fund shares sold	96,780	108,695	148,819	24,354	9,357	105	4,891	74,870
Cost of mutual fund shares sold	(71,249)	(59,527)	(125,456)	(22,007)	(6,570)	(108)	(3,600)	(58,036)

Realized gain (loss) on investments	25,531	49,168	23,363	2,347	2,787	(3)	1,291	16,834
Change in unrealized gain (loss) on investments	91,281	(23,465)	20,292	9,587	(1,564)	(3)	3,248	33,642

Net gain (loss) on investments	116,812	25,703	43,655	11,934	1,223	(6)	4,539	50,476

Reinvested capital gains	–	59,186	–	16,265	–	–	4,581	–

Net increase (decrease) in contract owners’ equity resulting from operations	$114,287	80,388	33,108	24,856	1,211	187	9,050	50,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	STIMidCapEq	STISmCapVal	VKCorPlus2	VKUSRealEst2	VKCom2	VKStrGr2
Reinvested dividends	$694	500	90,710	49,884	277,721	–
Mortality and expense risk charges (note 2)	(2,651)	(1,315)	(28,791)	(72,104)	(276,516)	(73,788)

Net investment income (loss)	(1,957)	(815)	61,919	(22,220)	1,205	(73,788)

Proceeds from mutual fund shares sold	14,075	12,796	596,258	1,802,772	5,254,125	1,082,142
Cost of mutual fund shares sold	(10,266)	(11,403)	(613,648)	(1,294,978)	(3,686,478)	(771,908)

Realized gain (loss) on investments	3,809	1,393	(17,390)	507,794	1,567,647	310,234
Change in unrealized gain (loss) on investments	331	(12,191)	(7,593)	848,888	57,283	(196,895)

Net gain (loss) on investments	4,140	(10,798)	(24,983)	1,356,682	1,624,930	113,339

Reinvested capital gains	13,592	28,037	12,348	342,186	1,291,219	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,775	16,424	49,284	1,676,648	2,917,354	39,551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,523,422	14,829,795	(184,021)	(215,991)	(42,546)	(43,681)	(2,597)	(2,151)
Realized gain (loss) on investments	33,357,396	(4,776,243)	1,312,607	866,889	140,877	278,565	18,662	2,069
Change in unrealized gain (loss) on investments	59,982,481	73,925,482	(180,102)	(187,262)	41,409	(26,036)	10,967	16,328
Reinvested capital gains	57,493,885	23,014,795	637,346	188,856	–	–	4,191	–

Net increase (decrease) in contract owners’ equity resulting from operations	163,357,184	106,993,829	1,585,830	652,492	139,740	208,848	31,223	16,246

Equity transactions:
Purchase payments received from contract owners (note 3)	52,106,118	50,077,610	354,722	699,912	34,972	185,601	12,972	788
Transfers between funds	–	–	(1,200,600)	(577,085)	(25,679)	(379,983)	(1,856)	5,133
Redemptions (note 3)	(341,659,011)	(279,949,063)	(2,082,911)	(1,284,387)	(259,729)	(207,782)	(9,512)	(3,526)
Annuity benefits	(195,740)	(193,770)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(82,391)	(96,182)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,245,068)	(2,780,500)	(22,332)	(28,722)	(4,696)	(7,263)	(375)	(76)
Adjustments to maintain reserves	152,824	122,135	428	437	9	54	(2)	(4)

Net equity transactions	(291,923,268)	(232,819,770)	(2,950,693)	(1,189,845)	(255,123)	(409,373)	1,227	2,315

Net change in contract owners’ equity	(128,566,084)	(125,825,941)	(1,364,863)	(537,353)	(115,383)	(200,525)	32,450	18,561
Contract owners’ equity beginning of period	1,792,285,677	1,918,111,618	16,429,623	16,966,976	3,175,311	3,375,836	209,927	191,366

Contract owners’ equity end of period	$1,663,719,593	1,792,285,677	15,064,760	16,429,623	3,059,928	3,175,311	242,377	209,927

CHANGES IN UNITS:
Beginning units	136,431,377	154,226,966	1,394,538	1,498,502	290,170	330,900	16,278	16,085

Units purchased	20,346,147	22,024,168	62,804	176,958	17,959	63,808	3,006	537
Units redeemed	(40,685,696)	(39,819,757)	(309,805)	(280,922)	(40,811)	(104,538)	(2,978)	(344)

Ending units	116,091,828	136,431,377	1,147,537	1,394,538	267,318	290,170	16,306	16,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCapDev2		AIMCoreEq		AIMCoreEq2		AIMIntGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,371)	(1,835)	(804)	–	(5,743)	–	(5,450)	(9,796)
Realized gain (loss) on investments	32,515	14,511	(404)	–	(3,516)	–	148,839	68,084
Change in unrealized gain (loss) on investments	(109)	1,796	48,930	–	203,118	–	263,192	180,234
Reinvested capital gains	8,090	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,125	14,472	47,722	–	193,859	–	406,581	238,522

Equity transactions:
Purchase payments received from contract owners (note 3)	41,395	26,072	4,661	–	94,707	–	–	–
Transfers between funds	180,724	129,090	583,284	–	2,780,438	–	(159,860)	(158,945)
Redemptions (note 3)	(22,029)	(857)	(11,361)	–	(125,704)	–	(161,756)	(89,192)
Annuity benefits	–	–	–	–	(447)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(13)	(41)	(103)	–	(338)	–	(2,913)	(2,314)
Adjustments to maintain reserves	69	–	15	–	11,668	–	203	4

Net equity transactions	200,146	154,264	576,496	–	2,760,324	–	(324,326)	(250,447)

Net change in contract owners’ equity	235,271	168,736	624,218	–	2,954,183	–	82,255	(11,925)
Contract owners’ equity beginning of period	252,192	83,456	–	–	–	–	1,692,289	1,704,214

Contract owners’ equity end of period	$487,463	252,192	624,218	–	2,954,183	–	1,774,544	1,692,289

CHANGES IN UNITS:
Beginning units	19,368	7,100	–	–	–	–	110,019	128,816

Units purchased	42,859	20,850	60,058	–	294,001	–	–	–
Units redeemed	(30,037)	(8,582)	(2,910)	–	(21,227)	–	(18,786)	(18,797)

Ending units	32,190	19,368	57,148	–	272,774	–	91,233	110,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMMidCore		AIMPreEq		AIMPreEq2		AlGrIncB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,048)	(4,186)	3,988	(989)	5,907	(14,472)	(15,980)	(4,323)
Realized gain (loss) on investments	27,109	11,474	103,590	3,850	496,855	89,376	626,982	415,889
Change in unrealized gain (loss) on investments	(31,440)	16,749	(78,845)	21,064	(399,237)	3,231	260,447	(92,526)
Reinvested capital gains	85,445	25,338	–	–	–	–	514,354	–

Net increase (decrease) in contract owners’ equity resulting from operations	80,066	49,375	28,733	23,925	103,525	78,135	1,385,803	319,040

Equity transactions:
Purchase payments received from contract owners (note 3)	14,598	26,492	55	10,030	13,398	100,321	258,248	404,192
Transfers between funds	(22,282)	51,611	(577,015)	14,704	(2,156,611)	(155,837)	(369,243)	(19,553)
Redemptions (note 3)	(23,462)	(29,923)	(6,931)	(10,819)	(21,387)	(98,728)	(1,206,788)	(768,586)
Annuity benefits	–	–	–	–	(147)	(560)	(603)	(577)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(63)	(687)	(180)	(62)	(490)	(3,429)	(29,389)	(12,740)
Adjustments to maintain reserves	(30)	(12)	(38)	17	(1,191)	241	1,029	1,030

Net equity transactions	(31,239)	47,481	(584,109)	13,870	(2,166,428)	(157,992)	(1,346,746)	(396,234)

Net change in contract owners’ equity	48,827	96,856	(555,376)	37,795	(2,062,903)	(79,857)	39,057	(77,194)
Contract owners’ equity beginning of period	822,685	725,829	555,376	517,581	2,062,903	2,142,760	10,042,112	10,119,306

Contract owners’ equity end of period	$871,512	822,685	–	555,376	–	2,062,903	10,081,169	10,042,112

CHANGES IN UNITS:
Beginning units	63,405	59,558	50,633	49,381	210,269	227,049	845,191	878,709

Units purchased	3,822	6,768	5	2,337	1,792	16,343	62,581	103,545
Units redeemed	(6,205)	(2,921)	(50,638)	(1,085)	(212,061)	(33,123)	(172,369)	(137,063)

Ending units	61,022	63,405	–	50,633	–	210,269	735,403	845,191

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlIntlValB		AlLrgCpGrB		AlSmMdCpB		DrySmCapIxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,248	(43,888)	(40,456)	(40,949)	(140,007)	(92,475)	(8,644)	(11,595)
Realized gain (loss) on investments	602,270	315,661	241,703	136,402	1,174,867	729,439	58,020	31,164
Change in unrealized gain (loss) on investments	1,192,940	468,262	(277,391)	293,401	(341,991)	(551,682)	68,916	44,190
Reinvested capital gains	123,921	96,937	–	–	926,462	582,281	26,869	2,718

Net increase (decrease) in contract owners’ equity resulting from operations	1,923,379	836,972	(76,144)	388,854	1,619,331	667,563	145,161	66,477

Equity transactions:
Purchase payments received from contract owners (note 3)	4,474	–	76,234	59,536	281,513	392,960	66,249	121,357
Transfers between funds	(621,582)	(549,666)	(344,308)	224,961	(584,302)	(160,814)	(47,702)	10,994
Redemptions (note 3)	(577,166)	(412,610)	(381,955)	(198,763)	(1,601,757)	(701,256)	(55,363)	(32,410)
Annuity benefits	–	–	–	–	(668)	(624)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,876)	(8,857)	(12,333)	(4,602)	(18,642)	(15,357)	(1,527)	(875)
Adjustments to maintain reserves	1,468	893	132	299	1,509	1,403	31	38

Net equity transactions	(1,198,682)	(970,240)	(662,230)	81,431	(1,922,347)	(483,688)	(38,312)	99,104

Net change in contract owners’ equity	724,697	(133,268)	(738,374)	470,285	(303,016)	183,875	106,849	165,581
Contract owners’ equity beginning of period	6,148,550	6,281,818	3,541,590	3,071,305	13,493,974	13,310,099	1,103,814	938,233

Contract owners’ equity end of period	$6,873,247	6,148,550	2,803,216	3,541,590	13,190,958	13,493,974	1,210,663	1,103,814

CHANGES IN UNITS:
Beginning units	323,653	380,692	324,021	318,337	865,217	898,836	78,129	70,029

Units purchased	359	–	27,345	65,630	76,498	119,329	6,929	13,160
Units redeemed	(52,700)	(57,039)	(89,881)	(59,946)	(191,103)	(152,948)	(9,379)	(5,060)

Ending units	271,312	323,653	261,485	324,021	750,612	865,217	75,679	78,129

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryStklxS		FedAmLeadS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,167)	(4,640)	11,680	10,438	5,421	4,727	1,062	675
Realized gain (loss) on investments	5,657	6,330	212,557	40,258	139,006	168,119	97,909	95,818
Change in unrealized gain (loss) on investments	28,825	8,198	91,744	30,606	499,989	(11,472)	(63,167)	(3,708)
Reinvested capital gains	–	–	–	–	–	–	331,996	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,315	9,888	315,981	81,302	644,416	161,374	367,800	92,785

Equity transactions:
Purchase payments received from contract owners (note 3)	359	10,241	143,390	327,089	256,716	459,337	77,201	77,808
Transfers between funds	(10,887)	(9,777)	(196,748)	(41,571)	(10,846)	(139,643)	(122,188)	50,915
Redemptions (note 3)	(15,894)	(24,919)	(82,183)	(67,422)	(493,845)	(370,639)	(279,990)	(179,741)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(46)	(417)	(2,104)	(2,883)	(8,736)	(12,546)	(8,435)	(7,740)
Adjustments to maintain reserves	12	(6)	142	106	180	128	19	37

Net equity transactions	(26,456)	(24,878)	(137,503)	215,319	(256,531)	(63,363)	(333,393)	(58,721)

Net change in contract owners’ equity	3,859	(14,990)	178,478	296,621	387,885	98,011	34,407	34,064
Contract owners’ equity beginning of period	409,848	424,838	2,280,067	1,983,446	4,915,059	4,817,048	2,697,263	2,663,199

Contract owners’ equity end of period	$413,707	409,848	2,458,545	2,280,067	5,302,944	4,915,059	2,731,670	2,697,263

CHANGES IN UNITS:
Beginning units	41,096	43,895	196,318	174,082	360,175	363,953	237,603	242,829

Units purchased	257	1,026	46,771	35,205	74,586	133,653	16,645	24,606
Units redeemed	(2,780)	(3,825)	(57,133)	(12,969)	(92,868)	(137,431)	(45,045)	(29,832)

Ending units	38,573	41,096	185,956	196,318	341,893	360,175	209,203	237,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedCapApS		FedHiIncS		FedIntEq		FedMidCpGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(18,670)	(11,946)	848,472	831,608	(1,862)	(2,035)	(9,528)	(8,367)
Realized gain (loss) on investments	104,543	99,370	(25,705)	345,416	995	7,490	45,210	22,523
Change in unrealized gain (loss) on investments	251,428	(79,066)	259,186	(1,067,000)	35,028	7,949	15,700	67,655
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	337,301	8,358	1,081,953	110,024	34,161	13,404	51,382	81,811

Equity transactions:
Purchase payments received from contract owners (note 3)	56,285	50,636	305,493	319,975	–	–	21,437	10,295
Transfers between funds	(79,956)	(120,826)	471,246	(478,943)	–	(18,489)	39,515	(3,103)
Redemptions (note 3)	(232,095)	(229,418)	(1,686,625)	(1,399,446)	(533)	(6,453)	(54,761)	(28,299)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,473)	(10,136)	(24,369)	(28,722)	–	–	(1,218)	(282)
Adjustments to maintain reserves	115	30	825	331	8	(16)	74	13

Net equity transactions	(259,124)	(309,714)	(933,430)	(1,586,805)	(525)	(24,958)	5,047	(21,376)

Net change in contract owners’ equity	78,177	(301,356)	148,523	(1,476,781)	33,636	(11,554)	56,429	60,435
Contract owners’ equity beginning of period	2,499,084	2,800,440	12,361,109	13,837,890	194,159	205,713	787,053	726,618

Contract owners’ equity end of period	$2,577,261	2,499,084	12,509,632	12,361,109	227,795	194,159	843,482	787,053

CHANGES IN UNITS:
Beginning units	236,385	266,015	944,507	1,065,920	15,775	18,034	54,951	56,524

Units purchased	12,809	8,063	297,058	273,004	–	–	6,713	2,794
Units redeemed	(35,867)	(37,693)	(365,660)	(394,417)	(39)	(2,259)	(6,625)	(4,367)

Ending units	213,327	236,385	875,905	944,507	15,736	15,775	55,039	54,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBd		FedQualBdS		FidVIPEI		FidVIPEIS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$93,231	86,746	366,703	358,225	682,883	148,581	663,015	218,483
Realized gain (loss) on investments	(24,356)	(18,982)	(124,272)	(115,445)	907,138	533,846	709,364	613,355
Change in unrealized gain (loss) on investments	26,644	(85,372)	124,114	(392,159)	144,541	(687,156)	278,326	(597,189)
Reinvested capital gains	–	21,492	–	101,399	4,184,052	1,614,992	3,719,325	1,355,258

Net increase (decrease) in contract owners’ equity resulting from operations	95,519	3,884	366,545	(47,980)	5,918,614	1,610,263	5,370,030	1,589,907

Equity transactions:
Purchase payments received from contract owners (note 3)	128,916	115,314	638,423	359,341	252,655	512,538	575,558	507,693
Transfers between funds	(85,178)	28,726	546,655	(251,201)	543,704	1,137,548	(488,819)	(292,400)
Redemptions (note 3)	(213,324)	(203,343)	(1,717,946)	(1,435,080)	(11,411,844)	(11,752,230)	(9,948,996)	(6,473,706)
Annuity benefits	–	–	(520)	(535)	(9,927)	(9,396)	(1,260)	(1,158)
Annual contract maintenance charges (note 2)	–	–	–	–	(5,755)	(6,513)	–	–
Contingent deferred sales charges (note 2)	(6,365)	(4,948)	(31,910)	(34,423)	(5,311)	(19,010)	(10,375)	(49,667)
Adjustments to maintain reserves	(40)	(64)	(89)	(47)	209	47	1,272	805

Net equity transactions	(175,991)	(64,315)	(565,387)	(1,361,945)	(10,636,269)	(10,137,016)	(9,872,620)	(6,308,433)

Net change in contract owners’ equity	(80,472)	(60,431)	(198,842)	(1,409,925)	(4,717,655)	(8,526,753)	(4,502,590)	(4,718,526)
Contract owners’ equity beginning of period	3,346,301	3,406,732	14,757,062	16,166,987	38,472,831	46,999,584	34,367,589	39,086,115

Contract owners’ equity end of period	$3,265,829	3,346,301	14,558,220	14,757,062	33,755,176	38,472,831	29,864,999	34,367,589

CHANGES IN UNITS:
Beginning units	295,088	301,028	1,316,031	1,438,086	2,268,978	2,896,630	2,510,246	2,974,661

Units purchased	27,452	27,506	248,576	155,441	141,991	273,351	222,140	193,440
Units redeemed	(42,995)	(33,446)	(299,211)	(277,496)	(735,637)	(901,003)	(884,352)	(657,855)

Ending units	279,545	295,088	1,265,396	1,316,031	1,675,332	2,268,978	1,848,034	2,510,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS2		FidVIPGr		FidVIPGrS		FidVIPGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$835,023	85,708	(276,333)	(315,989)	(220,446)	(235,230)	(317,839)	(319,308)
Realized gain (loss) on investments	1,241,467	593,503	(5,040,962)	(9,032,211)	(5,954,616)	(6,018,246)	2,194,932	(118,328)
Change in unrealized gain (loss) on investments	343,909	(510,291)	6,754,333	10,563,863	7,840,967	7,853,157	(431,288)	1,668,397
Reinvested capital gains	6,118,431	1,819,525	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,538,830	1,988,445	1,437,038	1,215,663	1,665,905	1,599,681	1,445,805	1,230,761

Equity transactions:
Purchase payments received from contract owners (note 3)	1,645,635	1,274,955	277,696	597,100	362,899	254,956	598,644	561,927
Transfers between funds	(1,544,746)	(1,693,521)	(1,621,135)	(3,716,210)	(2,066,264)	(2,909,222)	(2,586,593)	(1,098,055)
Redemptions (note 3)	(5,627,440)	(4,194,989)	(8,827,479)	(10,103,354)	(10,310,818)	(6,658,915)	(4,496,360)	(3,995,897)
Annuity benefits	–	–	(16,373)	(40,908)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(6,924)	(7,983)	–	–	–	–
Contingent deferred sales charges (note 2)	(82,097)	(88,188)	(7,693)	(26,933)	(19,703)	(67,482)	(58,314)	(94,289)
Adjustments to maintain reserves	10,313	5,573	520	22,517	(24)	(200)	3,239	549

Net equity transactions	(5,598,335)	(4,696,170)	(10,201,388)	(13,275,771)	(12,033,910)	(9,380,863)	(6,539,384)	(4,625,765)

Net change in contract owners’ equity	2,940,495	(2,707,725)	(8,764,350)	(12,060,108)	(10,368,005)	(7,781,182)	(5,093,579)	(3,395,004)
Contract owners’ equity beginning of period	49,887,171	52,594,896	33,267,269	45,327,377	37,295,902	45,077,084	32,024,884	35,419,888

Contract owners’ equity end of period	$52,827,666	49,887,171	24,502,919	33,267,269	26,927,897	37,295,902	26,931,305	32,024,884

CHANGES IN UNITS:
Beginning units	4,235,309	4,658,436	2,270,865	3,223,167	3,024,143	3,820,516	4,427,606	5,106,094

Units purchased	370,334	637,870	51,440	143,716	33,928	39,918	217,916	637,643
Units redeemed	(828,589)	(1,060,997)	(735,033)	(1,096,018)	(986,286)	(836,291)	(1,095,251)	(1,316,131)

Ending units	3,777,054	4,235,309	1,587,272	2,270,865	2,071,785	3,024,143	3,550,271	4,427,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHI		FidVIPHIS		FidVIPHIS2		FidVIPMMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,396,944	4,578,570	750,919	2,644,918	1,179,977	2,689,548	1,139,741	626,786
Realized gain (loss) on investments	(69,315)	2,934,402	95,038	(2,212,628)	377,780	321,587	–	–
Change in unrealized gain (loss) on investments	1,021,177	(7,174,316)	483,927	(200,165)	179,751	(2,842,946)	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,348,806	338,656	1,329,884	232,125	1,737,508	168,189	1,139,741	626,786

Equity transactions:
Purchase payments received from contract owners (note 3)	131,429	353,928	134,226	92,344	423,706	460,265	683,564	1,205,923
Transfers between funds	(873,581)	(1,754,513)	(815,828)	(1,847,034)	388,812	(1,121,136)	11,721,630	9,784,206
Redemptions (note 3)	(8,017,429)	(8,762,806)	(5,766,038)	(3,768,073)	(2,449,639)	(2,006,372)	(15,180,482)	(17,423,886)
Annuity benefits	(9,146)	(8,992)	(1,169)	(1,144)	–	–	(108,976)	(82,117)
Annual contract maintenance charges (note 2)	(3,920)	(4,616)	–	–	–	–	(2,027)	(2,516)
Contingent deferred sales charges (note 2)	(2,737)	(7,037)	(9,080)	(26,278)	(41,251)	(50,206)	(38,591)	(79,558)
Adjustments to maintain reserves	880	421	695	626	1,629	1,362	5,247	3,333

Net equity transactions	(8,774,504)	(10,183,615)	(6,457,194)	(5,549,559)	(1,676,743)	(2,716,087)	(2,919,635)	(6,594,615)

Net change in contract owners’ equity	(6,425,698)	(9,844,959)	(5,127,310)	(5,317,434)	60,765	(2,547,898)	(1,779,894)	(5,967,829)
Contract owners’ equity beginning of period	29,703,634	39,548,593	17,046,738	22,364,172	19,137,290	21,685,188	32,414,615	38,382,444

Contract owners’ equity end of period	$23,277,936	29,703,634	11,919,428	17,046,738	19,198,055	19,137,290	30,634,721	32,414,615

CHANGES IN UNITS:
Beginning units	2,687,632	3,630,254	1,819,246	2,423,282	2,043,436	2,341,459	2,635,345	3,218,350

Units purchased	321,066	884,090	67,456	81,871	298,644	333,865	1,802,523	2,258,193
Units redeemed	(1,090,531)	(1,826,712)	(731,409)	(685,907)	(474,289)	(631,888)	(2,033,084)	(2,841,198)

Ending units	1,918,167	2,687,632	1,155,293	1,819,246	1,867,791	2,043,436	2,404,784	2,635,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOv		FidVIPOvS		FidVIPOvS2		FidVIPOvS2R
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(139,958)	(204,858)	(20,218)	(45,585)	(44,952)	(61,689)	(32,797)	(25,298)
Realized gain (loss) on investments	1,534,120	(1,119,434)	1,070,285	320,969	673,121	449,608	359,850	80,214
Change in unrealized gain (loss) on investments	2,841,948	5,772,176	568,458	1,466,840	662,545	936,539	469,229	564,125
Reinvested capital gains	187,866	156,980	72,924	62,061	57,648	47,626	30,201	13,717

Net increase (decrease) in contract owners’ equity resulting from operations	4,423,976	4,604,864	1,691,449	1,804,285	1,348,362	1,372,084	826,483	632,758

Equity transactions:
Purchase payments received fromcontract owners (note 3)	267,768	341,990	–	–	–	–	708,822	353,079
Transfers between funds	1,320,709	420,229	(379,419)	(827,634)	(483,694)	(470,615)	1,082,087	1,234,353
Redemptions (note 3)	(7,575,798)	(6,552,056)	(2,418,463)	(1,641,237)	(1,030,932)	(1,031,154)	(632,480)	(228,059)
Annuity benefits	(1,112)	(934)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,787)	(5,027)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,396)	(12,081)	(3,344)	(15,081)	(13,254)	(27,605)	(5,871)	(5,224)
Adjustments to maintain reserves	63	(94)	518	271	3,027	1,867	1,453	567

Net equity transactions	(5,999,553)	(5,807,973)	(2,800,708)	(2,483,681)	(1,524,853)	(1,527,507)	1,154,011	1,354,716

Net change in contract owners’ equity	(1,575,577)	(1,203,109)	(1,109,259)	(679,396)	(176,491)	(155,423)	1,980,494	1,987,474
Contract owners’ equity beginning of period	30,156,890	31,359,999	11,661,213	12,340,609	9,172,729	9,328,152	4,412,376	2,424,902

Contract owners’ equity end of period	$28,581,313	30,156,890	10,551,954	11,661,213	8,996,238	9,172,729	6,392,870	4,412,376

CHANGES IN UNITS:
Beginning units	1,847,746	2,254,225	852,469	1,061,644	886,223	1,049,600	303,978	197,038

Units purchased	188,277	222,141	–	–	–	–	188,330	163,573
Units redeemed	(535,540)	(628,620)	(190,699)	(209,175)	(138,279)	(163,377)	(125,657)	(56,633)

Ending units	1,500,483	1,847,746	661,770	852,469	747,944	886,223	366,651	303,978

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPVal		FidVIPVal2		FidVIPAMGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,050)	(5,487)	(2,641)	(4,806)	(8,686)	(14,314)	29,598	63,135
Realized gain (loss) on investments	170,839	65,312	105,577	85,636	66,505	51,791	(126,147)	(598,314)
Change in unrealized gain (loss) on investments	20,449	143,458	(22,036)	(38,027)	110,509	23,383	280,192	609,637
Reinvested capital gains	8,403	6,409	3,658	–	8,313	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,641	209,692	84,558	42,803	176,641	60,860	183,643	74,458

Equity transactions:
Purchase payments received from contract owners (note 3)	82,792	98,376	–	–	4,193	10,678	29,275	120,179
Transfers between funds	47,888	131,180	(156,741)	114,154	(85,608)	(104,282)	(133,594)	(429,909)
Redemptions (note 3)	(316,353)	(250,975)	(197,983)	(170,337)	(142,212)	(115,669)	(965,414)	(1,459,240)
Annuity benefits	(576)	(482)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(764)	(1,008)
Contingent deferred sales charges (note 2)	(416)	(2,857)	(824)	(1,360)	(2,280)	(2,185)	(411)	(1,809)
Adjustments to maintain reserves	323	281	(80)	(4)	257	156	(54)	(80)

Net equity transactions	(186,342)	(24,477)	(355,628)	(57,547)	(225,650)	(211,302)	(1,070,962)	(1,771,867)

Net change in contract owners’ equity	11,299	185,215	(271,070)	(14,744)	(49,009)	(150,442)	(887,319)	(1,697,409)
Contract owners’ equity beginning of period	1,306,091	1,120,876	847,039	861,783	1,476,384	1,626,826	4,171,440	5,868,849

Contract owners’ equity end of period	$1,317,390	1,306,091	575,969	847,039	1,427,375	1,476,384	3,284,121	4,171,440

CHANGES IN UNITS:
Beginning units	98,573	100,201	70,438	75,284	125,609	144,568	313,221	450,386

Units purchased	29,249	43,426	2,505	19,013	1,396	3,643	13,007	14,433
Units redeemed	(43,190)	(45,054)	(30,722)	(23,859)	(19,446)	(22,602)	(92,149)	(151,598)

Ending units	84,632	98,573	42,221	70,438	107,559	125,609	234,079	313,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPAMGrS		FidVIPAMGrS2		FidVIPAM		FidVIPAMS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,355	55,897	12,200	26,913	76,560	117,622	95,216	110,705
Realized gain (loss) on investments	(220,343)	(272,146)	(5,916)	(47,737)	164,794	(229,001)	(206,574)	(276,307)
Change in unrealized gain (loss) on investments	346,126	300,512	98,821	60,024	37,481	245,999	381,091	318,862
Reinvested capital gains	–	–	–	–	–	2,824	–	2,341

Net increase (decrease) in contract owners’ equity resulting from operations	162,138	84,263	105,105	39,200	278,835	137,444	269,733	155,601

Equity transactions:
Purchase payments received from contract owners (note 3)	41,455	7,821	5,667	6,871	35,087	118,212	309,695	17,469
Transfers between funds	(76,642)	(182,858)	(40,037)	(436,993)	46,591	(68,759)	(134,377)	(340,411)
Redemptions (note 3)	(869,581)	(652,013)	(354,055)	(387,400)	(1,619,480)	(2,938,883)	(1,987,610)	(1,301,938)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(929)	(1,121)	–	–
Contingent deferred sales charges (note 2)	(1,753)	(8,223)	(5,077)	(8,622)	(987)	(2,522)	(3,004)	(14,081)
Adjustments to maintain reserves	(83)	(98)	237	65	(75)	(235)	(95)	(102)

Net equity transactions	(906,604)	(835,371)	(393,265)	(826,079)	(1,539,793)	(2,893,308)	(1,815,391)	(1,639,063)

Net change in contract owners’ equity	(744,466)	(751,108)	(288,160)	(786,879)	(1,260,958)	(2,755,864)	(1,545,658)	(1,483,462)
Contract owners’ equity beginning of period	3,546,175	4,297,283	2,335,451	3,122,330	5,878,062	8,633,926	5,674,106	7,157,568

Contract owners’ equity end of period	$2,801,709	3,546,175	2,047,291	2,335,451	4,617,104	5,878,062	4,128,448	5,674,106

CHANGES IN UNITS:
Beginning units	318,342	396,705	262,690	358,223	408,397	615,773	457,159	595,788

Units purchased	3,756	5,335	991	944	19,524	36,177	27,362	5,796
Units redeemed	(84,239)	(83,698)	(44,994)	(96,477)	(125,520)	(243,553)	(170,830)	(144,425)

Ending units	237,859	318,342	218,687	262,690	302,401	408,397	313,691	457,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPAMS2		FidVIPCon		FidVIPConS		FidVIPConS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$54,893	63,052	(87,069)	(709,461)	29,509	(387,562)	(207,922)	(643,690)
Realized gain (loss) on investments	11,483	(12,578)	3,819,047	240,549	2,988,134	219,513	3,736,844	1,473,015
Change in unrealized gain (loss) on investments	143,679	47,254	(2,458,828)	9,652,927	(1,932,970)	7,249,171	(2,757,190)	6,855,187
Reinvested capital gains	–	1,669	4,506,449	12,449	3,425,575	9,225	4,855,135	9,848

Net increase (decrease) in contract owners’ equity resulting from operations	210,055	99,397	5,779,599	9,196,464	4,510,248	7,090,347	5,626,867	7,694,360

Equity transactions:
Purchase payments received from contract owners (note 3)	22,446	47,233	452,115	768,783	636,602	345,465	2,527,639	2,112,602
Transfers between funds	(117,662)	(133,893)	(318,510)	3,791,966	(1,085,024)	718,661	143,675	1,119,843
Redemptions (note 3)	(790,557)	(734,472)	(16,365,549)	(15,785,372)	(13,268,625)	(7,312,034)	(6,701,934)	(4,376,569)
Annuity benefits	–	–	(125)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,471)	(11,555)	–	–	–	–
Contingent deferred sales charges (note 2)	(9,813)	(17,260)	(10,632)	(32,115)	(28,968)	(81,495)	(151,181)	(102,805)
Adjustments to maintain reserves	233	134	(42)	525	571	942	15,405	14,291

Net equity transactions	(895,353)	(838,258)	(16,253,214)	(11,267,768)	(13,745,444)	(6,328,461)	(4,166,396)	(1,232,638)

Net change in contract owners’ equity	(685,298)	(738,861)	(10,473,615)	(2,071,304)	(9,235,196)	761,886	1,460,471	6,461,722
Contract owners’ equity beginning of period	4,216,826	4,955,687	65,268,259	67,339,563	50,466,340	49,704,454	58,493,126	52,031,404

Contract owners’ equity end of period	$3,531,528	4,216,826	54,794,644	65,268,259	41,231,144	50,466,340	59,953,597	58,493,126

CHANGES IN UNITS:
Beginning units	415,041	499,428	3,010,456	3,579,619	2,778,895	3,159,087	4,727,922	4,843,433

Units purchased	2,507	5,430	194,669	382,314	178,541	258,757	767,223	696,562
Units redeemed	(88,954)	(89,817)	(913,347)	(951,477)	(884,730)	(638,949)	(1,082,239)	(812,073)

Ending units	328,594	415,041	2,291,778	3,010,456	2,072,706	2,778,895	4,412,906	4,727,922

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPIdx500		FidVIPIGBd		FidVIPAgGrS		FidVIPAgGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$466,893	581,192	1,545,087	1,684,909	(965)	(2,042)	(40,693)	(41,636)
Realized gain (loss) on investments	(581,791)	(4,429,495)	(915,899)	(694,734)	13,233	33,423	147,757	272,255
Change in unrealized gain (loss) on investments	9,258,827	6,452,695	567,845	(1,895,914)	(7,962)	(16,484)	(70,466)	(135,128)
Reinvested capital gains	–	–	128,380	1,481,413	3,968	5,194	144,659	89,531

Net increase (decrease) in contract owners’ equity resulting from operations	9,143,929	2,604,392	1,325,413	575,674	8,274	20,091	181,257	185,022

Equity transactions:
Purchase payments received from contract owners (note 3)	678,374	1,082,704	386,612	648,388	–	26,192	44,631	51,403
Transfers between funds	(3,515,348)	(3,508,845)	(1,046,243)	(102,433)	(51,300)	(6,331)	(99,667)	(200,641)
Redemptions (note 3)	(19,413,405)	(17,480,999)	(14,856,023)	(13,836,227)	(66,846)	(33,937)	(227,258)	(167,089)
Annuity benefits	(214)	–	(6,971)	(7,284)	–	–	–	–
Annual contract maintenance charges (note 2)	(5,829)	(6,973)	(2,535)	(3,457)	–	–	–	–
Contingent deferred sales charges (note 2)	(52,302)	(153,817)	(31,171)	(78,608)	–	(45)	(3,918)	(3,987)
Adjustments to maintain reserves	2,366	1,727	(524)	1,997	(24)	50	276	77

Net equity transactions	(22,306,358)	(20,066,203)	(15,556,855)	(13,377,624)	(118,170)	(14,071)	(285,936)	(320,237)

Net change in contract owners’ equity	(13,162,429)	(17,461,811)	(14,231,442)	(12,801,950)	(109,896)	6,020	(104,679)	(135,215)
Contract owners’ equity beginning of period	77,210,083	94,671,894	56,445,929	69,247,879	181,331	175,311	3,074,420	3,209,635

Contract owners’ equity end of period	$64,047,654	77,210,083	42,214,487	56,445,929	71,435	181,331	2,969,741	3,074,420

CHANGES IN UNITS:
Beginning units	5,719,281	7,217,333	3,776,974	4,666,693	17,951	18,556	315,380	349,870

Units purchased	209,267	260,994	220,040	311,783	1,507	13,443	47,192	90,018
Units redeemed	(1,804,793)	(1,759,046)	(1,260,567)	(1,201,502)	(12,864)	(14,048)	(77,223)	(124,508)

Ending units	4,123,755	5,719,281	2,736,447	3,776,974	6,594	17,951	285,349	315,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPBal		FidVIPBalS		FidVIPBalS2		FidVIPDyCapS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$275,133	603,295	153,007	261,683	50,088	107,580	(3,883)	(5,213)
Realized gain (loss) on investments	(253,338)	(175,014)	103,700	(370,541)	98,256	62,438	93,143	19,213
Change in unrealized gain (loss) on investments	2,146,549	1,051,664	499,910	719,774	350,405	157,422	(28,456)	87,184
Reinvested capital gains	1,260,773	32,592	482,699	11,880	286,908	6,625	17,946	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,429,117	1,512,537	1,239,316	622,796	785,657	334,065	78,750	101,184

Equity transactions:
Purchase payments received from contract owners (note 3)	173,020	375,499	169,160	74,608	114,571	18,545	12,023	309
Transfers between funds	13,189	(360,541)	(149,460)	(557,127)	70,067	(319,992)	(23,947)	179,793
Redemptions (note 3)	(8,953,757)	(10,891,261)	(5,179,441)	(2,902,601)	(1,581,897)	(1,135,353)	(62,708)	(80,698)
Annuity benefits	(11,562)	(12,875)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(6,049)	(7,263)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,312)	(6,704)	(5,515)	(27,564)	(15,092)	(23,250)	(258)	(382)
Adjustments to maintain reserves	975	473	(125)	(105)	1,527	472	(16)	(15)

Net equity transactions	(8,786,496)	(10,902,672)	(5,165,381)	(3,412,789)	(1,410,824)	(1,459,578)	(74,906)	99,007

Net change in contract owners’ equity	(5,357,379)	(9,390,135)	(3,926,065)	(2,789,993)	(625,167)	(1,125,513)	3,844	200,191
Contract owners’ equity beginning of period	38,604,729	47,994,864	14,695,826	17,485,819	8,561,975	9,687,488	676,589	476,398

Contract owners’ equity end of period	$33,247,350	38,604,729	10,769,761	14,695,826	7,936,808	8,561,975	680,433	676,589

CHANGES IN UNITS:
Beginning units	2,121,755	2,753,646	1,191,624	1,481,618	837,180	986,170	80,221	67,631

Units purchased	64,991	64,426	41,680	24,463	33,540	7,986	24,472	29,649
Units redeemed	(530,114)	(696,317)	(443,101)	(314,457)	(167,118)	(156,976)	(33,270)	(17,059)

Ending units	1,656,632	2,121,755	790,203	1,191,624	703,602	837,180	71,423	80,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPDyCapS2		FidVIPGrIn		FidVIPGrInS		FidVIPGrInS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(47,968)	(48,674)	(66,151)	64,889	(14,641)	161,156	(92,193)	14,341
Realized gain (loss) on investments	408,626	185,522	(125,970)	(1,538,177)	(883,411)	(1,449,242)	363,008	(101,985)
Change in unrealized gain (loss) on investments	9,496	504,875	1,539,190	2,572,718	2,768,650	2,998,056	1,065,902	1,068,958
Reinvested capital gains	113,651	–	474,228	–	699,365	–	444,547	–

Net increase (decrease) in contract owners’ equity resulting from operations	483,805	641,723	1,821,297	1,099,430	2,569,963	1,709,970	1,781,264	981,314

Equity transactions:
Purchase payments received from contract owners (note 3)	113,374	21,733	106,662	378,565	175,132	240,977	427,844	336,605
Transfers between funds	(54,194)	250,727	(568,763)	(1,193,940)	(1,063,343)	(2,061,592)	(651,835)	(667,448)
Redemptions (note 3)	(541,690)	(301,560)	(5,399,509)	(7,457,559)	(9,465,273)	(5,238,594)	(2,586,089)	(2,318,430)
Annuity benefits	–	–	(162)	(30)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(3,383)	(3,921)	–	–	–	–
Contingent deferred sales charges (note 2)	(6,435)	(6,958)	(4,680)	(12,877)	(17,314)	(54,862)	(48,426)	(52,965)
Adjustments to maintain reserves	1,719	658	(100)	(527)	66	(73)	3,472	1,286

Net equity transactions	(487,226)	(35,400)	(5,869,935)	(8,290,289)	(10,370,732)	(7,114,144)	(2,855,034)	(2,700,952)

Net change in contract owners’ equity	(3,421)	606,323	(4,048,638)	(7,190,859)	(7,800,769)	(5,404,174)	(1,073,770)	(1,719,638)
Contract owners’ equity beginning of period	4,271,690	3,665,367	19,177,043	26,367,902	27,981,920	33,386,094	17,350,338	19,069,976

Contract owners’ equity end of period	$4,268,269	4,271,690	15,128,405	19,177,043	20,181,151	27,981,920	16,276,568	17,350,338

CHANGES IN UNITS:
Beginning units	528,257	538,971	1,195,559	1,747,812	2,174,460	2,762,401	1,809,690	2,109,708

Units purchased	84,405	99,830	28,136	47,964	33,931	35,031	109,292	58,005
Units redeemed	(143,834)	(110,544)	(379,568)	(600,217)	(806,601)	(622,972)	(395,233)	(358,023)

Ending units	468,828	528,257	844,127	1,195,559	1,401,790	2,174,460	1,523,749	1,809,690

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrOp		FidVIPGrOpS		FidVIPGrOpS2		FidVIPMCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(523,431)	(429,999)	(77,598)	(40,431)	(40,038)	(33,743)	(48,442)	(61,410)
Realized gain (loss) on investments	(5,778,929)	(6,323,474)	(3,342,021)	(3,258,377)	(7,045)	(181,401)	632,280	291,639
Change in unrealized gain (loss) on investments	8,689,455	13,654,909	4,157,215	5,628,955	202,702	635,630	(662,299)	452,431
Reinvested capital gains	–	–	–	–	–	–	648,602	76,781

Net increase (decrease) in contract owners’ equity resulting from operations	2,387,095	6,901,436	737,596	2,330,147	155,619	420,486	570,141	759,441

Equity transactions:
Purchase payments received from contract owners (note 3)	673,950	1,067,893	271,612	149,848	16,041	25,825	233,858	259,734
Transfers between funds	(4,275,396)	(4,192,581)	(1,454,721)	(1,736,144)	(208,704)	(523,837)	(427,183)	275,329
Redemptions (note 3)	(23,551,542)	(25,769,966)	(9,203,965)	(5,528,450)	(932,188)	(1,122,988)	(767,533)	(592,728)
Annuity benefits	(13,383)	(15,267)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(24,187)	(29,371)	–	–	–	–	(4,831)	(4,858)
Contingent deferred sales charges (note 2)	(9,539)	(31,697)	(15,447)	(54,627)	(14,000)	(19,797)	(4,215)	(3,877)
Adjustments to maintain reserves	(291)	1,844	(272)	29	438	698	(31)	(45)

Net equity transactions	(27,200,388)	(28,969,145)	(10,402,793)	(7,169,344)	(1,138,413)	(1,640,099)	(969,935)	(66,445)

Net change in contract owners’ equity	(24,813,293)	(22,067,709)	(9,665,197)	(4,839,197)	(982,794)	(1,219,613)	(399,794)	692,996
Contract owners’ equity beginning of period	100,034,991	122,102,700	31,367,116	36,206,313	6,117,826	7,337,439	5,204,980	4,511,984

Contract owners’ equity end of period	$75,221,698	100,034,991	21,701,919	31,367,116	5,135,032	6,117,826	4,805,186	5,204,980

CHANGES IN UNITS:
Beginning units	5,330,713	6,993,903	3,260,503	4,052,469	783,699	1,008,606	161,231	163,205

Units purchased	61,368	102,916	64,349	28,247	13,527	5,412	18,499	27,230
Units redeemed	(1,553,934)	(1,766,106)	(1,160,208)	(820,213)	(164,099)	(230,319)	(45,921)	(29,204)

Ending units	3,838,147	5,330,713	2,164,644	3,260,503	633,127	783,699	133,809	161,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(165,730)	(240,927)	(738,619)	(789,196)	(3,054)	(5,090)	(66,059)	(94,701)
Realized gain (loss) on investments	4,003,094	2,174,719	5,281,016	2,689,243	14,533	19,152	(75,162)	233,586
Change in unrealized gain (loss) on investments	(4,314,908)	1,381,892	(5,889,550)	6,359,187	(27,415)	(18,634)	(84,337)	(356,076)
Reinvested capital gains	2,978,521	408,006	8,004,304	990,060	81,510	15,223	1,174,953	236,576

Net increase (decrease) in contract owners’ equity resulting from operations	2,500,977	3,723,690	6,657,151	9,249,294	65,574	10,651	949,395	19,385

Equity transactions:
Purchase payments received from contract owners (note 3)	177,104	158,225	1,377,274	1,468,067	8,520	59,002	169,912	203,760
Transfers between funds	(1,735,328)	294,896	(3,207,465)	1,141,047	(19,441)	15,792	508,381	(1,407,812)
Redemptions (note 3)	(6,677,757)	(3,524,275)	(7,352,715)	(5,282,043)	(18,826)	(36,995)	(781,739)	(599,276)
Annuity benefits	(790)	(682)	–	–	–	–	(626)	(578)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,164)	(38,329)	(130,234)	(123,832)	(465)	(639)	(11,095)	(7,853)
Adjustments to maintain reserves	1,376	1,626	22,241	24,531	15	3	1,346	375

Net equity transactions	(8,245,559)	(3,108,539)	(9,290,899)	(2,772,230)	(30,197)	37,163	(113,821)	(1,811,384)

Net change in contract owners’ equity	(5,744,582)	615,151	(2,633,748)	6,477,064	35,377	47,814	835,574	(1,791,999)
Contract owners’ equity beginning of period	24,985,566	24,370,415	64,670,558	58,193,494	469,025	421,211	6,855,100	8,647,099

Contract owners’ equity end of period	$19,240,984	24,985,566	62,036,810	64,670,558	504,402	469,025	7,690,674	6,855,100

CHANGES IN UNITS:
Beginning units	764,088	872,164	2,895,497	3,023,221	33,515	30,201	517,981	660,380

Units purchased	34,893	105,622	220,703	344,472	582	6,131	78,839	132,616
Units redeemed	(270,776)	(213,698)	(616,977)	(472,196)	(2,739)	(2,817)	(89,129)	(275,015)

Ending units	528,205	764,088	2,499,223	2,895,497	31,358	33,515	507,691	517,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPRisDiv		FrVIPForSec		GVITAstAll2		GVITBnd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,600	(3,129)	1,514	834	37,785	–	1,774	–
Realized gain (loss) on investments	62,832	41,747	9,345	12,713	(566)	–	540	–
Change in unrealized gain (loss) on investments	352,191	13,835	87,161	27,988	91,779	–	24,553	–
Reinvested capital gains	14,532	14,403	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	433,155	66,856	98,020	41,535	128,998	–	26,867	–

Equity transactions:
Purchase payments received from contract owners (note 3)	175,009	118,080	–	–	1,345,278	–	112,822	–
Transfers between funds	98,403	179,310	(11,100)	(28,463)	1,783,647	–	696,906	–
Redemptions (note 3)	(60,482)	(132,303)	(6,649)	(10,130)	(380,413)	–	(7,402)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(800)	(6,248)	(16)	(268)	(217)	–	–	–
Adjustments to maintain reserves	144	29	9	5	7	–	(4)	–

Net equity transactions	212,274	158,868	(17,756)	(38,856)	2,748,302	–	802,322	–

Net change in contract owners’ equity	645,429	225,724	80,264	2,679	2,877,300	–	829,189	–
Contract owners’ equity beginning of period	2,558,538	2,332,814	489,589	486,910	–	–	–	–

Contract owners’ equity end of period	$3,203,967	2,558,538	569,853	489,589	2,877,300	–	829,189	–

CHANGES IN UNITS:
Beginning units	205,702	192,350	37,701	40,951	–	–	–	–

Units purchased	30,501	29,046	–	–	325,506	–	102,217	–
Units redeemed	(14,290)	(15,694)	(1,234)	(3,250)	(50,577)	–	(22,885)	–

Ending units	221,913	205,702	36,467	37,701	274,929	–	79,332	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlobGr2		GVITGrowth2		GVITIntVal3		GVITIntVal6
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,434)	–	2,364	–	3,168	391	32,637	970
Realized gain (loss) on investments	2,493	–	(54)	–	7,315	6,202	195,982	106,613
Change in unrealized gain (loss) on investments	112,927	–	73,668	–	34,496	9,257	400,205	134,839
Reinvested capital gains	–	–	–	–	24,506	8,586	310,513	122,975

Net increase (decrease) in contract owners’ equity resulting from operations	111,986	–	75,978	–	69,485	24,436	939,337	365,397

Equity transactions:
Purchase payments received from contract owners (note 3)	56,086	–	75,880	–	52,940	38,555	495,948	602,581
Transfers between funds	1,467,866	–	1,583,326	–	80,318	133,113	1,169,191	1,987,556
Redemptions (note 3)	(20,688)	–	(7,932)	–	(11,953)	(13,316)	(503,854)	(301,810)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1)	–	–	–	(143)	(586)	(3,202)	(3,367)
Adjustments to maintain reserves	(36)	–	20	–	86	50	1,340	440

Net equity transactions	1,503,227	–	1,651,294	–	121,248	157,816	1,159,423	2,285,400

Net change in contract owners’ equity	1,615,213	–	1,727,272	–	190,733	182,252	2,098,760	2,650,797
Contract owners’ equity beginning of period	–	–	–	–	272,309	90,057	4,021,518	1,370,721

Contract owners’ equity end of period	$1,615,213	–	1,727,272	–	463,042	272,309	6,120,278	4,021,518

CHANGES IN UNITS:
Beginning units	–	–	–	–	19,055	6,001	316,954	119,239

Units purchased	171,810	–	173,079	–	10,002	17,359	244,547	308,442
Units redeemed	(21,612)	–	(5,120)	–	(2,424)	(4,305)	(162,306)	(110,727)

Ending units	150,198	–	167,959	–	26,633	19,055	399,195	316,954

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts2		GVITEmMrkts6		GVITFHiInc3		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(17,719)	(17,542)	(65,092)	(29,154)	1,702	–	645,699	638,768
Realized gain (loss) on investments	70,686	83,258	591,907	306,173	(2)	16	(495,419)	(415,980)
Change in unrealized gain (loss) on investments	661,767	310,490	1,774,058	37,220	1,214	–	106,158	259,547
Reinvested capital gains	28,827	189,133	92,932	603,155	–	–	177,850	48,515

Net increase (decrease) in contract owners’ equity resulting from operations	743,561	565,339	2,393,805	917,394	2,914	16	434,288	530,850

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	721,161	215,750	42,063	4,068	588,803	771,718
Transfers between funds	(57,628)	(267,237)	723,382	6,664,690	10,373	(4,042)	(137,571)	(2,352,148)
Redemptions (note 3)	(148,152)	(129,964)	(927,155)	(613,372)	(222)	(41)	(4,146,670)	(2,598,075)
Annuity benefits	–	–	–	–	–	–	(1,271)	(1,300)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,619)	(1,276)	(12,166)	(16,627)	–	–	(117,730)	(68,238)
Adjustments to maintain reserves	1,302	612	5,976	2,394	8	(1)	332	1,051

Net equity transactions	(206,097)	(397,865)	511,198	6,252,835	52,222	(16)	(3,814,107)	(4,246,992)

Net change in contract owners’ equity	537,464	167,474	2,905,003	7,170,229	55,136	–	(3,379,819)	(3,716,142)
Contract owners’ equity beginning of period	2,260,206	2,092,732	7,922,885	752,656	–	–	25,069,651	28,785,793

Contract owners’ equity end of period	$2,797,670	2,260,206	10,827,888	7,922,885	55,136	–	21,689,832	25,069,651

CHANGES IN UNITS:
Beginning units	110,899	134,352	515,495	64,091	–	–	2,172,204	2,542,383

Units purchased	–	–	375,836	729,909	4,885	397	200,087	202,495
Units redeemed	(8,946)	(23,453)	(368,080)	(278,505)	(39)	(397)	(530,536)	(572,674)

Ending units	101,953	110,899	523,251	515,495	4,846	–	1,841,755	2,172,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$130,777	90,358	596,501	505,398	1,630,301	1,429,260	549,708	428,823
Realized gain (loss) on investments	468,170	993,543	236,791	356,206	3,736,213	2,693,068	2,780,339	1,750,330
Change in unrealized gain (loss) on investments	2,077,410	(287,724)	341,496	(939,487)	7,744,030	(753,666)	3,814,036	(151,703)
Reinvested capital gains	302,576	369,290	374,138	735,372	1,382,133	2,522,476	792,265	1,220,095

Net increase (decrease) in contract owners’ equity resulting from operations	2,978,933	1,165,467	1,548,926	657,489	14,492,677	5,891,138	7,936,348	3,247,545

Equity transactions:
Purchase payments received from contract owners (note 3)	441,140	723,037	615,261	928,836	7,598,060	9,722,815	2,881,297	2,356,849
Transfers between funds	910,013	(449,238)	(1,763,033)	(1,643,243)	(2,252,222)	798,471	762,591	1,293,700
Redemptions (note 3)	(1,088,607)	(1,545,363)	(2,581,966)	(3,277,198)	(13,400,939)	(10,696,813)	(4,715,642)	(4,934,045)
Annuity benefits	–	–	(5,620)	(4,413)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(26,147)	(21,725)	(52,135)	(74,904)	(245,854)	(286,113)	(134,716)	(116,997)
Adjustments to maintain reserves	922	400	12,320	408	7,703	5,383	3,903	2,639

Net equity transactions	237,321	(1,292,889)	(3,775,173)	(4,070,514)	(8,293,252)	(456,257)	(1,202,567)	(1,397,854)

Net change in contract owners’ equity	3,216,254	(127,422)	(2,226,247)	(3,413,025)	6,199,425	5,434,881	6,733,781	1,849,691
Contract owners’ equity beginning of period	19,230,677	19,358,099	33,575,452	36,988,477	151,174,293	145,739,412	61,425,240	59,575,549

Contract owners’ equity end of period	$22,446,931	19,230,677	31,349,205	33,575,452	157,373,718	151,174,293	68,159,021	61,425,240

CHANGES IN UNITS:
Beginning units	1,492,478	1,598,752	3,011,800	3,386,624	12,538,745	12,564,944	4,881,060	5,001,910

Units purchased	140,272	169,324	626,321	199,466	989,303	1,547,238	645,941	547,857
Units redeemed	(121,318)	(275,598)	(955,149)	(574,290)	(1,646,815)	(1,573,437)	(734,395)	(668,707)

Ending units	1,511,432	1,492,478	2,682,972	3,011,800	11,881,233	12,538,745	4,792,606	4,881,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModCon2		GVITMdCpGr2		GVITMidCap		GVITMidCap2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$747,635	645,274	(858)	–	(173)	(1,185)	(30,854)	(33,825)
Realized gain (loss) on investments	2,197,349	1,436,574	(94)	–	44,621	20,978	1,057,361	728,047
Change in unrealized gain (loss) on investments	(120,845)	(1,354,259)	(3,513)	–	44,409	23,350	(451,354)	(365,319)
Reinvested capital gains	682,230	900,876	–	–	18,491	69,110	119,858	533,366

Net increase (decrease) in contract owners’ equity resulting from operations	3,506,369	1,628,465	(4,465)	–	107,348	112,253	695,011	862,269

Equity transactions:
Purchase payments received from contract owners (note 3)	1,978,598	1,660,265	32,341	–	83,471	108,154	275,769	479,958
Transfers between funds	8,699	(2,079,152)	706,214	–	(11,913)	78,708	(491,496)	162,892
Redemptions (note 3)	(3,935,846)	(3,321,295)	(3,309)	–	(33,653)	(40,400)	(1,016,343)	(605,456)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(52,604)	(93,867)	–	–	(486)	(1,237)	(13,645)	(9,850)
Adjustments to maintain reserves	1,453	1,150	(20)	–	87	80	733	941

Net equity transactions	(1,999,700)	(3,832,899)	735,226	–	37,506	145,305	(1,244,982)	28,485

Net change in contract owners’ equity	1,506,669	(2,204,434)	730,761	–	144,854	257,558	(549,971)	890,754
Contract owners’ equity beginning of period	50,341,111	52,545,545	–	–	1,214,778	957,220	9,280,265	8,389,511

Contract owners’ equity end of period	$51,847,780	50,341,111	730,761	–	1,359,632	1,214,778	8,730,294	9,280,265

CHANGES IN UNITS:
Beginning units	4,309,293	4,640,924	–	–	87,273	76,130	703,966	703,255

Units purchased	1,327,438	635,894	70,788	–	13,092	15,609	232,192	201,994
Units redeemed	(1,489,443)	(967,525)	(1,137)	–	(10,558)	(4,466)	(324,918)	(201,283)

Ending units	4,147,288	4,309,293	69,651	–	89,807	87,273	611,240	703,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt		GVITNWFund2		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,013,834	376,071	(21)	–	(46,753)	(46,480)	(4,614)	(6,227)
Realized gain (loss) on investments	–	–	925	–	343,025	267,178	15,024	15,376
Change in unrealized gain (loss) on investments	–	–	1,818	–	(311,836)	12,659	37,710	(67,903)
Reinvested capital gains	–	–	–	–	–	–	55,564	70,435

Net increase (decrease) in contract owners’ equity resulting from operations	1,013,834	376,071	2,722	–	(15,564)	233,357	103,684	11,681

Equity transactions:
Purchase payments received from contract owners (note 3)	9,097,302	3,625,924	–	–	104,819	51,019	18,739	21,130
Transfers between funds	13,563,906	8,627,678	23,891	–	(313,021)	(26,113)	43,151	31,412
Redemptions (note 3)	(20,846,317)	(6,183,595)	(445)	–	(504,460)	(313,089)	(38,760)	(30,954)
Annuity benefits	(411)	(415)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(173,619)	(71,860)	–	–	(1,986)	(7,343)	(876)	(1,155)
Adjustments to maintain reserves	1,804	(70)	12	–	47	174	5	15

Net equity transactions	1,642,665	5,997,662	23,458	–	(714,601)	(295,352)	22,259	20,448

Net change in contract owners’ equity	2,656,499	6,373,733	26,180	–	(730,165)	(61,995)	125,943	32,129
Contract owners’ equity beginning of period	27,843,861	21,470,128	–	–	4,055,386	4,117,381	618,890	586,761

Contract owners’ equity end of period	$30,500,360	27,843,861	26,180	–	3,325,221	4,055,386	744,833	618,890

CHANGES IN UNITS:
Beginning units	2,761,373	2,157,270	–	–	359,454	388,541	44,709	43,060

Units purchased	4,277,367	3,843,729	3,089	–	83,781	85,557	6,327	5,636
Units redeemed	(4,111,230)	(3,239,626)	(775)	–	(152,653)	(114,644)	(4,848)	(3,987)

Ending units	2,927,510	2,761,373	2,314	–	290,582	359,454	46,188	44,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(89,763)	(101,606)	(10,178)	(9,340)	(90,879)	(81,993)	(17,483)	582
Realized gain (loss) on investments	307,723	598,221	22,963	49,155	180,181	418,877	(44,893)	10,178
Change in unrealized gain (loss) on investments	224,680	(1,263,185)	61,817	(56,153)	516,655	(527,278)	66,255	(99,951)
Reinvested capital gains	658,531	888,021	17,842	98,370	138,701	877,614	76,227	183,987

Net increase (decrease) in contract owners’ equity resulting from operations	1,101,171	121,451	92,444	82,032	744,658	687,220	80,106	94,796

Equity transactions:
Purchase payments received from contract owners (note 3)	241,776	353,782	56,652	18,795	424,261	362,129	23,169	27,717
Transfers between funds	646,791	(418,699)	8,320	(18,293)	(600,113)	371,287	(160,219)	508,639
Redemptions (note 3)	(942,670)	(683,649)	(22,579)	(36,133)	(1,053,966)	(607,492)	(97,259)	(36,254)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,345)	(8,454)	(570)	(1,931)	(14,583)	(6,391)	(1,354)	(369)
Adjustments to maintain reserves	1,437	822	152	106	654	867	38	14

Net equity transactions	(61,011)	(756,198)	41,975	(37,456)	(1,243,747)	120,400	(235,625)	499,747

Net change in contract owners’ equity	1,040,160	(634,747)	134,419	44,576	(499,089)	807,620	(155,519)	594,543
Contract owners’ equity beginning of period	7,581,428	8,216,175	842,067	797,491	7,418,169	6,610,549	1,119,448	524,905

Contract owners’ equity end of period	$8,621,588	7,581,428	976,486	842,067	6,919,080	7,418,169	963,929	1,119,448

CHANGES IN UNITS:
Beginning units	589,896	647,848	57,587	60,409	488,900	481,110	72,507	37,195

Units purchased	180,732	165,404	7,626	7,892	158,936	210,199	51,828	44,212
Units redeemed	(189,102)	(223,356)	(4,994)	(10,714)	(234,314)	(202,409)	(67,113)	(8,900)

Ending units	581,526	589,896	60,219	57,587	413,522	488,900	57,222	72,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(66,772)	(64,937)	(94,386)	(101,897)	(56,436)	(54,900)	(44,151)	(55,545)
Realized gain (loss) on investments	242,400	273,439	260,261	376,044	302,854	220,523	498,027	396,758
Change in unrealized gain (loss) on investments	93,573	(95,547)	(359,221)	(206,366)	122,898	(38,865)	902,912	(124,591)
Reinvested capital gains	–	–	240,081	–	81,817	–	266,537	197,798

Net increase (decrease) in contract owners’ equity resulting from operations	269,201	112,955	46,735	67,781	451,133	126,758	1,623,325	414,420

Equity transactions:
Purchase payments received from contract owners (note 3)	92,151	187,261	166,801	338,681	47,842	63,173	300,073	478,262
Transfers between funds	(240,164)	(536,847)	(603,100)	(1,102,147)	(173,950)	(238,912)	2,272,668	489,329
Redemptions (note 3)	(474,863)	(366,450)	(425,457)	(510,032)	(268,145)	(271,463)	(961,885)	(775,888)
Annuity benefits	(1,148)	(1,122)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,642)	(7,255)	(4,864)	(12,743)	(5,306)	(6,646)	(11,321)	(13,746)
Adjustments to maintain reserves	702	686	(163)	(105)	117	(106)	1,088	811

Net equity transactions	(631,964)	(723,727)	(866,783)	(1,286,346)	(399,442)	(453,954)	1,600,623	178,768

Net change in contract owners’ equity	(362,763)	(610,772)	(820,048)	(1,218,565)	51,691	(327,196)	3,223,948	593,188
Contract owners’ equity beginning of period	5,054,328	5,665,100	7,361,213	8,579,778	4,327,051	4,654,247	8,205,992	7,612,804

Contract owners’ equity end of period	$4,691,565	5,054,328	6,541,165	7,361,213	4,378,742	4,327,051	11,429,940	8,205,992

CHANGES IN UNITS:
Beginning units	505,183	581,820	752,964	890,831	418,960	467,317	655,457	638,853

Units purchased	21,721	53,260	44,787	56,624	41,108	41,829	257,988	139,816
Units redeemed	(83,983)	(129,897)	(134,596)	(194,491)	(79,616)	(90,186)	(145,757)	(123,212)

Ending units	442,921	505,183	663,155	752,964	380,452	418,960	767,688	655,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MTBLgCapGr2		MTBLgCapV2		MTBModGr2		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(16,200)	(18,426)	(4,401)	(8,740)	421,151	100,768	(422)	–
Realized gain (loss) on investments	41,181	11,583	67,569	37,507	425,049	338,811	(847)	–
Change in unrealized gain (loss) on investments	176,017	(42,261)	200,583	(10,821)	345,062	(2,254,890)	1,230	–
Reinvested capital gains	28,876	72,903	251,303	244,089	1,512,665	2,662,890	5,020	–

Net increase (decrease) in contract owners’ equity resulting from operations	229,874	23,799	515,054	262,035	2,703,927	847,579	4,981	–

Equity transactions:
Purchase payments received from contract owners (note 3)	113,452	74,134	42,971	57,540	892,870	834,088	25,000	–
Transfers between funds	(125,165)	29,296	54,487	16,701	(1,148,263)	(1,399,937)	584,243	–
Redemptions (note 3)	(72,968)	(74,424)	(51,087)	(87,235)	(2,164,730)	(1,875,998)	(1,479)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,381)	(1,874)	(604)	(2,441)	(43,598)	(57,955)	–	–
Adjustments to maintain reserves	62	18	406	205	994	545	31	–

Net equity transactions	(86,000)	27,150	46,173	(15,230)	(2,462,727)	(2,499,257)	607,795	–

Net change in contract owners’ equity	143,874	50,949	561,227	246,805	241,200	(1,651,678)	612,776	–
Contract owners’ equity beginning of period	2,609,972	2,559,023	3,136,386	2,889,581	30,955,882	32,607,560	–	–

Contract owners’ equity end of period	$2,753,846	2,609,972	3,697,613	3,136,386	31,197,082	30,955,882	612,776	–

CHANGES IN UNITS:
Beginning units	258,535	255,689	253,241	254,337	2,677,871	2,900,167	–	–

Units purchased	14,458	12,927	16,613	9,408	79,940	80,352	58,759	–
Units redeemed	(22,956)	(10,081)	(13,054)	(10,504)	(286,367)	(302,648)	(1,034)	–

Ending units	250,037	258,535	256,800	253,241	2,471,444	2,677,871	57,725	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMSocRes		OppGlSec3		OppGlSec4		OppCapApS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,057)	(4,183)	(1,576)	(1,729)	(38,062)	(45,751)	(179,266)	(98,474)
Realized gain (loss) on investments	23,866	1,536	27,548	6,266	1,054,432	310,768	891,161	986,555
Change in unrealized gain (loss) on investments	32,163	23,376	43,009	43,395	80,480	952,026	233,612	(341,078)
Reinvested capital gains	5,229	1,037	26,360	–	646,437	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	56,201	21,766	95,341	47,932	1,743,287	1,217,043	945,507	547,003

Equity transactions:
Purchase payments received from contract owners (note 3)	22,716	97,741	101,591	91,343	667,165	671,667	546,098	808,936
Transfers between funds	178,202	191,410	123,961	135,984	(733)	5,242,634	(1,195,475)	(1,392,192)
Redemptions (note 3)	(163,849)	(9,145)	(13,761)	(24,485)	(2,343,669)	(724,176)	(1,956,769)	(1,203,470)
Annuity benefits	–	–	–	–	(1,002)	(875)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,171)	(86)	(115)	(721)	(37,869)	(9,582)	(49,671)	(27,194)
Adjustments to maintain reserves	42	35	123	37	3,368	2,294	617	350

Net equity transactions	35,940	279,955	211,799	202,158	(1,712,740)	5,181,962	(2,655,200)	(1,813,570)

Net change in contract owners’ equity	92,141	301,721	307,140	250,090	30,547	6,399,005	(1,709,693)	(1,266,567)
Contract owners’ equity beginning of period	434,178	132,457	422,009	171,919	11,446,364	5,047,359	16,987,573	18,254,140

Contract owners’ equity end of period	$526,319	434,178	729,149	422,009	11,476,911	11,446,364	15,277,880	16,987,573

CHANGES IN UNITS:
Beginning units	34,175	10,971	29,188	14,284	879,877	436,362	1,568,318	1,746,466

Units purchased	16,718	42,919	21,726	17,286	312,908	679,436	129,712	244,532
Units redeemed	(13,840)	(19,715)	(6,413)	(2,382)	(431,761)	(235,921)	(370,747)	(422,680)

Ending units	37,053	34,175	44,501	29,188	761,024	879,877	1,327,283	1,568,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec		OppGlSecS		OppHighInc		OppMStS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(333)	(151)	(32,801)	(31,436)	125,795	101,340	(55,470)	(18,558)
Realized gain (loss) on investments	23,925	26,487	641,146	500,881	9,047	19,859	950,612	440,794
Change in unrealized gain (loss) on investments	51,743	62,242	181,383	576,844	28,437	(96,246)	1,275,547	321,487
Reinvested capital gains	41,711	–	519,826	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	117,046	88,578	1,309,554	1,046,289	163,279	24,953	2,170,689	743,723

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	30,003	67,479	631,585	624,092
Transfers between funds	(25,501)	(31,441)	(372,909)	(1,060,441)	20,169	15,689	(888,469)	(630,492)
Redemptions (note 3)	(22,918)	(27,456)	(1,207,556)	(501,018)	(77,787)	(65,406)	(1,565,641)	(1,036,539)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(691)	(873)	(11,944)	(9,271)	(1,032)	(803)	(23,581)	(22,023)
Adjustments to maintain reserves	33	19	1,485	889	22	(65)	1,748	942

Net equity transactions	(49,077)	(59,751)	(1,590,924)	(1,569,841)	(28,625)	16,894	(1,844,358)	(1,064,020)

Net change in contract owners’ equity	67,969	28,827	(281,370)	(523,552)	134,654	41,847	326,331	(320,297)
Contract owners’ equity beginning of period	758,088	729,261	9,463,471	9,987,023	1,991,825	1,949,978	17,621,199	17,941,496

Contract owners’ equity end of period	$826,057	758,088	9,182,101	9,463,471	2,126,479	1,991,825	17,947,530	17,621,199

CHANGES IN UNITS:
Beginning units	51,252	55,720	643,114	764,881	154,663	153,260	1,540,005	1,636,694

Units purchased	–	–	–	–	8,320	15,222	131,889	96,288
Units redeemed	(3,265)	(4,468)	(104,243)	(121,767)	(10,409)	(13,819)	(286,622)	(192,977)

Ending units	47,987	51,252	538,871	643,114	152,574	154,663	1,385,272	1,540,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStSCap		OppMStSCapS		OppStratBdS		PVTGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,194)	(8,901)	(982)	–	578,415	556,244	2,364	2,558
Realized gain (loss) on investments	26,769	23,904	(1,224)	–	333,685	190,866	44,328	21,685
Change in unrealized gain (loss) on investments	79,818	34,176	20,921	–	200,842	(520,444)	59,491	12,595
Reinvested capital gains	28,604	21,276	–	–	–	–	22,621	–

Net increase (decrease) in contract owners’ equity resulting from operations	125,997	70,455	18,715	–	1,112,942	226,666	128,804	36,838

Equity transactions:
Purchase payments received from contract owners (note 3)	44,053	13,745	27,722	–	952,759	1,086,624	30,495	37,820
Transfers between funds	23,274	8,930	238,690	–	(798,500)	2,338,741	(18,515)	142,499
Redemptions (note 3)	(32,742)	(35,382)	(4,762)	–	(2,264,103)	(1,492,513)	(88,942)	(61,335)
Annuity benefits	–	–	–	–	(903)	(907)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(640)	(752)	(289)	–	(33,944)	(27,720)	(1,370)	(1,415)
Adjustments to maintain reserves	55	1	(1)	–	974	1,633	(49)	69

Net equity transactions	34,000	(13,458)	261,360	–	(2,143,717)	1,905,858	(78,381)	117,638

Net change in contract owners’ equity	159,997	56,997	280,075	–	(1,030,775)	2,132,524	50,423	154,476
Contract owners’ equity beginning of period	890,665	833,668	–	–	20,583,737	18,451,213	976,101	821,625

Contract owners’ equity end of period	$1,050,662	890,665	280,075	–	19,552,962	20,583,737	1,026,524	976,101

CHANGES IN UNITS:
Beginning units	58,089	59,126	–	–	1,564,648	1,419,627	69,841	61,063

Units purchased	5,512	2,699	31,132	–	216,376	375,046	8,278	17,233
Units redeemed	(3,376)	(3,736)	(4,708)	–	(376,810)	(230,025)	(13,907)	(8,455)

Ending units	60,225	58,089	26,424	–	1,404,214	1,564,648	64,212	69,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTIntEq		PVTSmCapVal		PVTVoyII		STICapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,525)	1,340	(4,501)	(4,725)	(10,547)	(5,666)	(3,343)	(3,740)
Realized gain (loss) on investments	25,531	32,224	49,168	27,121	23,363	44,702	2,347	1,363
Change in unrealized gain (loss) on investments	91,281	9,018	(23,465)	(22,373)	20,292	4,675	9,587	(4,422)
Reinvested capital gains	–	–	59,186	28,175	–	–	16,265	–

Net increase (decrease) in contract owners’ equity resulting from operations	114,287	42,582	80,388	28,198	33,108	43,711	24,856	(6,799)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,753	14,751	11,925	13,645	57,756	17,095	–	–
Transfers between funds	27,359	(119,653)	3,342	21,730	(80,475)	(16,811)	(9,283)	(4,294)
Redemptions (note 3)	(81,561)	(14,495)	(20,096)	(16,479)	(55,991)	(67,753)	(7,668)	(1,964)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(139)	(147)	(453)	(35)	(767)	(1,531)	(306)	–
Adjustments to maintain reserves	16	(46)	(32)	31	(71)	(90)	(27)	(21)

Net equity transactions	(26,572)	(119,590)	(5,314)	18,892	(79,548)	(69,090)	(17,284)	(6,279)

Net change in contract owners’ equity	87,715	(77,008)	75,074	47,090	(46,440)	(25,379)	7,572	(13,078)
Contract owners’ equity beginning of period	449,421	526,429	525,776	478,686	963,628	989,007	281,902	294,980

Contract owners’ equity end of period	$537,136	449,421	600,850	525,776	917,188	963,628	289,474	281,902

CHANGES IN UNITS:
Beginning units	34,163	44,398	34,690	33,428	87,931	94,158	23,224	23,732

Units purchased	4,775	3,652	6,049	5,200	5,815	15,026	276	443
Units redeemed	(6,568)	(13,887)	(6,570)	(3,938)	(13,350)	(21,253)	(1,667)	(951)

Ending units	32,370	34,163	34,169	34,690	80,396	87,931	21,833	23,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	STIIntlEq		STIInvGrBd		STILgCapRV		STILgCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12)	98	193	161	(70)	(270)	6	556
Realized gain (loss) on investments	2,787	2,481	(3)	(1)	1,291	1,633	16,834	13,030
Change in unrealized gain (loss) on investments	(1,564)	(1,351)	(3)	(118)	3,248	3,364	33,642	(8,057)
Reinvested capital gains	–	–	–	–	4,581	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,211	1,228	187	42	9,050	4,727	50,482	5,529

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	2,116	–	2,644	–
Transfers between funds	(129)	(40)	–	–	(631)	(1,307)	29,229	36,859
Redemptions (note 3)	(8,714)	(13,728)	–	–	(3,262)	(5,803)	(62,696)	(63,627)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(422)	(573)	–	–	(26)	(246)	(1,239)	(1,302)
Adjustments to maintain reserves	(11)	16	(2)	–	20	(18)	(14)	9

Net equity transactions	(9,276)	(14,325)	(2)	–	(1,783)	(7,374)	(32,076)	(28,061)

Net change in contract owners’ equity	(8,065)	(13,097)	185	42	7,267	(2,647)	18,406	(22,532)
Contract owners’ equity beginning of period	10,673	23,770	6,791	6,749	64,473	67,120	267,277	289,809

Contract owners’ equity end of period	$2,608	10,673	6,976	6,791	71,740	64,473	285,683	267,277

CHANGES IN UNITS:
Beginning units	566	1,409	630	630	4,035	4,514	17,455	19,347

Units purchased	1	–	–	–	120	–	2,262	2,464
Units redeemed	(455)	(843)	–	–	(236)	(479)	(4,256)	(4,356)

Ending units	112	566	630	630	3,919	4,035	15,461	17,455

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	STIMidCapEq		STISmCapVal		VKCorPlus2		VKUSRealEst2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,957)	(1,813)	(815)	(663)	61,919	40,514	(22,220)	(3,812)
Realized gain (loss) on investments	3,809	5,819	1,393	621	(17,390)	210	507,794	579,352
Change in unrealized gain (loss) on investments	331	17,832	(12,191)	(651)	(7,593)	(6,499)	848,888	(141,002)
Reinvested capital gains	13,592	–	28,037	11,485	12,348	13,603	342,186	119,768

Net increase (decrease) in contract owners’ equity resulting from operations	15,775	21,838	16,424	10,792	49,284	47,828	1,676,648	554,306

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	10	48,459	377,392	344,450	255,150
Transfers between funds	(6,459)	(16,309)	(10,577)	(804)	91,258	822,012	1,679,157	78,676
Redemptions (note 3)	(3,780)	(5,551)	–	–	(312,272)	(87,063)	(629,322)	(453,125)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(150)	(257)	–	–	(416)	(174)	(5,093)	(6,487)
Adjustments to maintain reserves	2	(29)	23	13	(45)	15	2,840	1,748

Net equity transactions	(10,387)	(22,146)	(10,554)	(781)	(173,016)	1,112,182	1,392,032	(124,038)

Net change in contract owners’ equity	5,388	(308)	5,870	10,011	(123,732)	1,160,010	3,068,680	430,268
Contract owners’ equity beginning of period	179,338	179,646	111,810	101,799	2,315,489	1,155,479	4,301,409	3,871,141

Contract owners’ equity end of period	$184,726	179,338	117,680	111,810	2,191,757	2,315,489	7,370,089	4,301,409

CHANGES IN UNITS:
Beginning units	10,525	11,875	5,562	5,605	216,760	110,871	211,373	219,601

Units purchased	71	–	47	6	40,231	114,215	151,570	152,139
Units redeemed	(661)	(1,350)	(516)	(49)	(56,224)	(8,326)	(96,332)	(160,367)

Ending units	9,935	10,525	5,093	5,562	200,767	216,760	266,611	211,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKCom2		VKStrGr2
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$1,205	(70,976)	(73,788)	(76,463)
Realized gain (loss) on investments	1,567,647	1,402,106	310,234	330,967
Change in unrealized gain (loss) on investments	57,283	(1,478,704)	(196,895)	47,266
Reinvested capital gains	1,291,219	698,166	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,917,354	550,592	39,551	301,770

Equity transactions:
Purchase payments received from contract owners (note 3)	804,844	960,340	106,519	139,913
Transfers between funds	(312,654)	399,694	(114,899)	(763,098)
Redemptions (note 3)	(3,199,877)	(1,430,071)	(387,607)	(373,978)
Annuity benefits	(628)	(595)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–
Contingent deferred sales charges (note 2)	(40,421)	(25,117)	(6,918)	(8,960)
Adjustments to maintain reserves	1,675	1,355	(256)	(127)

Net equity transactions	(2,747,061)	(94,394)	(403,161)	(1,006,250)

Net change in contract owners’ equity	170,293	456,198	(363,610)	(704,480)
Contract owners’ equity beginning of period	21,365,942	20,909,744	5,485,137	6,189,617

Contract owners’ equity end of period	$21,536,235	21,365,942	5,121,527	5,485,137

CHANGES IN UNITS:
Beginning units	1,726,728	1,737,181	560,959	672,641

Units purchased	259,024	442,214	77,585	47,971
Units redeemed	(465,453)	(452,667)	(120,955)	(159,653)

Ending units	1,520,299	1,726,728	517,589	560,959

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds;

     AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

     AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

     AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

     AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

     AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

     AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2)

     AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series II (AIMIntGr2)

     AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I (AIMMidCore)

     AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I (AIMPreEq)*

     AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

     AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class B (AlGrIncB)

     AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class B (AlIntlValB)

     AllianceBernstein Variable Products Series Fund Inc. – Large Cap Growth Portfolio – Class B          (AlLrgCpGrB)

     AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio – Class B          (AlSmMdCpB)

Portfolios of the Dreyfus Investment Portfolios;

         Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

         Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro) Dreyfus Stock Index              Fund Inc. – Initial Shares (DryStkIx)

         Dreyfus Stock Index Fund Inc. – Service Shares (DryStklxS)

Portfolios of the Federated Insurance Series;

     Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

     Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

     Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares (FedHiInc)*

     Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS)

     Federated Insurance Series – Federated International Equity Fund II (FedIntEq)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II (FedMidCpGr2)

     Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

     Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity Advisor Annuity Fund;

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity Government Investment Fund (FidAGov)*

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity High Yield Fund (FidAHgYld)*

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity Money Market Fund (FidAMM)*

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity Overseas Fund (FidAOvrsea)*

Portfolios of the Fidelity® Variable Insurance Products Fund;

     Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

     Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

     Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

     Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

     Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

     Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

     Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

     Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

     Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class 2 (FidVIPHIS2)

     Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Initial Class (FidVIPMMkt)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

     Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class (FidVIPVal)

     Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class 2 (FidVIPVal2)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

     Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Initial Class          (FidVIPAMGr)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class          (FidVIPAMGrS)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class 2          (FidVIPAMGrS2)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class (FidVIPAMS)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)

     Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

     Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

     Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

     Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class (FidVIPIdx500)

     Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Initial Class          (FidVIPIGBd)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

     Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class          (FidVIPAgGrS)

     Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class 2          (FidVIPAgGrS2)

     Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Initial Class (FidVIPBal)

     Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class (FidVIPBalS)

     Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)

     Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class          (FidVIPDyCapS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio –

         Service Class 2 (FidVIPDyCapS2)

     Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)

     Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class          (FidVIPGrInS)

     Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class 2          (FidVIPGrInS2)

     Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class          (FidVIPGrOp)

     Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class          (FidVIPGrOpS)

     Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class 2          (FidVIPGrOpS2)

     Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Initial Class (FidVIPMCap)

     Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

     Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

     Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class          (FidVIPVaIS)

     Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2          (FidVIPVaIS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

     Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

         Class 1 (FrVIPRisDiv)

     Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

         Class 1 (FrVIPForSec)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

     Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

     Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

     Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

     Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

     Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

     Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

     Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2)

     Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

     Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

     Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

     Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

     Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

     Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

     Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

     Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

     Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2)

     Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

     Gartmore GVIT – Mid Cap Index Fund – Class II (GVITMidCap2)

     Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

     Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

     Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

     Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

     Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

     Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

     Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

Portfolio of the Janus Aspen Series;

     Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

         (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust;

     MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

     MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

     MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS)

     MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

     MTB Large Cap Growth Fund II (MTBLgCapGr2)

     MTB Large Cap Value Fund II (MTBLgCapV2)

     MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2)

Portfolios of the Neuberger Berman Advisers Management Trust;

     Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

     Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I          (NBAMSocRes)

     Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

     Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Portfolios of the Oppenheimer Variable Account Funds;

     Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

         Service Class (OppCapApS)

     Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

         Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

             Oppenheimer Global Securities Fund/VA – Initial Class)

     Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

         Service Class (OppGlSecS)

     Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

         Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

             Oppenheimer High Income Fund/VA – Initial Class)

     Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

         Service Class (OppMStS)

     Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

         Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

             Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

     Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

         Service Class (OppMStSCapS)

     Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA –

         Service Class (OppStratBdS)

Portfolios of the Putnam Variable Trust;

     Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

     Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)

     Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares (PVTSmCapVal)

     Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)

Portfolios of the STI Classic Variable Trust;

     STI Classic Variable Trust – Capital Appreciation Fund (STICapAp)

     STI Classic Variable Trust – International Equity Fund (STIIntlEq)

     STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)

     STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV)

     STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)

     STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq)

     STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

     Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

         Class II (VKCorPlus2)

     Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

         Class II (VKUSRealEst2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen Life Investment Trust;

        Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)

        Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)

             (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

* At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select		All American Annuity(5)
Variable Account Charges – Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	–	–		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–		0.15	%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–		0.20	%(3)
If death before annuitization, benefit will be greatest of

(i) contract value, (ii) purchase payments less

surrenders, (iii) highest contract value before 86th

birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up	–	0.05	%(2)	0.05	%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10	%(2)	0.10	%(4)
If death before annuitization, benefit will be greater of

(i) contract value or (ii) total of all purchase payments

less surrenders with 5% simple interest from purchase to

most recent contract anniversary prior to annuitants 86th birthday lesssurrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–		0.45%
Option 2	–	–		0.30%
Extra Value Option (EV)	–	–		0.45%
Fee assessed to assets of the variable account and to

allocations made to the fixed account or guaranteed term

options for first seven contract years in exchange for

application of 3% credit of purchase payments made

during the first 12 months contract is in force.

Beneficiary Protector Option	–	–		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%		3.65%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2
0.95%	$3,139,879	32,254	4,023	181	831	1,703	2,472	6,136
1.00%	1,525,072	10,047	507	–	424	–	529	601
1.05%	329,508	1,428	83	–	340	–	175	65
1.10%	1,811,384	12,733	6,796	2,224	101	1,803	2,926	2,370
1.15%	734,729	6,376	3,042	–	17	–	361	1,535
1.20%	228,844	3,053	604	–	6	187	98	197
1.25%	283,402	3,999	1,781	–	–	–	65	192
1.30%	1,076,462	6,137	992	–	53	–	216	908
1.35%	76,689	540	53	–	168	42	26	79
1.40%	7,076,717	51,546	6,373	184	1,032	1	5,626	3,541
1.45%	921,302	3,289	927	–	151	–	1,310	466
1.50%	236,209	2,163	62	–	177	–	150	–
1.55%	1,773,606	17,935	3,720	–	1,048	398	2,838	2,843
1.60%	874,916	18,877	1,566	–	414	–	1,172	723
1.65%	285,698	2,544	729	–	46	–	43	50
1.70%	256,794	8,634	2,214	–	–	–	262	115
1.75%	290,510	3,222	796	8	–	–	212	300
1.80%	162,012	1,762	657	–	563	–	162	154
1.85%	177,329	3,844	2,291	–	–	–	1,278	811
1.90%	59,911	2,458	129	–	–	–	108	–
1.95%	25,892	235	–	–	–	–	–	–
2.00%	156,414	269	2,471	–	–	–	–	–
2.05%	97,343	1,773	630	–	–	–	199	–
2.10%	26,114	816	174	–	–	–	188	11
2.15%	57,927	1,375	124	–	–	–	405	–
2.20%	31,480	61	494	–	–	–	–	–
2.25%	53,959	701	328	–	–	–	171	–
2.30%	16,272	159	–	–	–	–	–	28
2.35%	28,841	3,386	865	–	–	–	68	–
2.40%	2,937	488	–	–	–	–	–	–
2.45%	1,478	38	–	–	–	–	–	–
2.55%	463	–	–	–	–	–	–	–
2.60%	807	220	115	–	–	–	–	–

Totals	$21,820,900	202,362	42,546	2,597	5,371	4,134	21,060	21,125

	AIMMidCore	AIMPreEq	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS
0.95%	$2,729	850	1,148	15,392	20,152	7,363	27,247	2,901
1.00%	–	–	102	2,685	4,492	679	8,936	–
1.05%	–	–	–	2,141	254	94	1,631	–
1.10%	5,517	828	1,380	15,025	6,651	2,670	17,077	6,983
1.15%	29	–	178	7,894	3,827	1,774	11,303	34
1.20%	44	88	44	2,482	1,230	257	2,150	275
1.25%	–	–	30	3,574	348	25	4,315	265
1.30%	–	–	102	4,366	1,263	751	2,205	–
1.35%	114	20	15	239	62	18	874	252
1.40%	250	–	2,706	20,566	21,812	10,275	39,425	1,582
1.45%	–	–	114	4,290	742	403	2,711	–
1.50%	–	–	90	277	814	62	761	263
1.55%	296	193	1,495	16,360	6,268	5,134	25,686	723
1.60%	–	–	508	5,826	6,075	3,561	6,796	–
1.65%	35	–	21	4,385	219	179	1,501	51
1.70%	–	–	127	2,034	2,041	151	5,961	–
1.75%	53	–	105	6,449	2,673	1,484	3,627	53
1.80%	–	–	78	3,881	723	60	1,425	–
1.85%	–	–	532	1,769	1,324	1,075	3,032	–
1.90%	–	–	55	2,424	–	1,860	82	–
1.95%	–	–	–	465	–	7	464	–
2.00%	–	–	9	139	336	–	2,192	–
2.05%	–	–	102	296	345	91	68	–
2.10%	–	–	90	219	–	153	161	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMMidCore	AIMPreEq	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS
2.15%	–	–	200	2,861	1,130	474	1,150	–
2.20%	–	–	–	–	–	–	499	–
2.25%	–	–	84	2,342	–	1,158	–	–
2.30%	–	–	–	387	33	699	19	–
2.35%	–	–	36	1,437	–	–	–	–
2.40%	–	–	–	332	119	1	89	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$9,067	1,979	9,351	130,537	82,933	40,456	171,387	13,382

	DrySRGro	DryStkIx	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2
0.95%	$1,289	6,918	12,513	5,380	5,513	18,900	505	1,679
1.00%	–	–	3,059	2,037	1,370	4,255	–	–
1.05%	–	14	–	312	597	1,600	106	–
1.10%	1,986	10,598	5,089	4,711	2,538	19,994	1,235	5,629
1.15%	–	57	894	2,386	3,106	12,353	289	–
1.20%	–	148	1,023	160	253	1,366	–	50
1.25%	23	–	2,140	375	84	2,128	–	–
1.30%	–	–	3,160	2,543	323	2,291	–	34
1.35%	–	1,314	640	535	87	266	–	180
1.40%	288	3,801	3,921	2,304	2,943	31,025	138	88
1.45%	–	–	3,245	1,580	1,631	4,367	–	–
1.50%	207	477	789	106	1	893	–	986
1.55%	809	3,904	9,197	2,716	8,454	26,174	–	732
1.60%	–	69	7,742	2,245	1,523	11,027	–	–
1.65%	–	–	2,666	1,103	262	1,204	–	73
1.70%	–	–	1,931	545	78	2,599	–	–
1.75%	–	53	2,558	854	497	6,038	–	77
1.80%	–	–	332	699	47	652	–	–
1.85%	–	–	726	409	1,130	3,743	–	–
1.90%	–	–	221	–	–	73	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	78	136	58	14,597	–	–
2.05%	–	–	206	832	–	7	–	–
2.10%	–	–	16	9	–	197	–	–
2.15%	–	–	129	21	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	1,945	805	1,267	–	–	–
2.30%	–	–	–	–	602	–	–	–
2.35%	–	–	115	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$4,602	27,353	64,335	32,803	32,364	165,749	2,273	9,528

	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2
0.95%	$7,291	22,805	–	142,370	97,107	–	142,510	61,796
1.00%	–	7,703	–	105,321	15,106	–	133,492	19,930
1.05%	–	406	–	25,292	2,924	–	25,337	2,392
1.10%	17,850	24,088	–	25,402	69,912	–	3,099	39,076
1.15%	772	12,573	–	802	37,140	–	766	13,067
1.20%	273	2,529	–	702	8,075	–	739	6,452
1.25%	671	3,048	–	481	20,940	–	778	4,161
1.30%	–	6,361	56,464	163	9,956	48,408	118	2,843
1.35%	384	1,138	–	1,475	2,818	–	65	2,141
1.40%	2,160	36,488	410,979	3,784	130,776	322,518	3,694	77,680
1.45%	–	5,917	13,396	3,174	48,793	20,679	8,753	45,835
1.50%	845	1,143	10,242	1,563	9,476	9,885	897	3,897
1.55%	6,847	38,205	–	9,791	95,706	–	292	47,383
1.60%	94	7,466	–	72	28,930	–	287	13,568
1.65%	50	1,076	–	152	9,180	–	325	4,057
1.70%	–	3,246	–	–	14,380	–	90	10,519
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2
1.75%	–	1,558	–	181	14,824	–	–	2,090
1.80%	–	2,090	–	208	8,677	–	–	2,233
1.85%	–	4,695	–	–	6,465	–	–	2,325
1.90%	–	108	–	–	1,471	–	–	428
1.95%	–	57	–	–	1,424	–	–	144
2.00%	–	119	–	–	9,059	–	–	419
2.05%	–	653	–	–	4,663	–	–	3,684
2.10%	–	47	–	–	64	–	–	32
2.15%	–	104	–	–	1,382	–	–	315
2.20%	–	82	–	–	251	–	–	299
2.25%	–	–	–	–	943	–	–	1,262
2.30%	–	–	–	–	194	–	–	1,040
2.35%	–	–	–	–	1,532	–	–	207
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	4	–	–	62
2.55%	–	–	–	–	110	–	–	–
2.60%	–	–	–	–	27	–	–	–

Totals	$37,237	183,705	491,081	320,933	652,309	401,490	321,242	369,337

	FidVIPHI	FidVIPHIS	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R
0.95%	$–	67,913	30,948	46,557	–	51,000	21,095	15,186
1.00%	–	56,515	11,379	50,536	–	44,620	10,345	5,182
1.05%	–	12,122	1,312	10,157	–	5,032	246	1,200
1.10%	–	801	21,596	5,801	–	414	9,118	4,986
1.15%	–	409	14,011	1,295	–	437	3,141	2,375
1.20%	–	353	2,332	236	–	277	1,710	1,167
1.25%	–	91	3,650	87	–	344	768	456
1.30%	28,500	–	3,009	32,853	47,661	18	1,013	316
1.35%	–	–	1,366	–	–	–	140	184
1.40%	313,723	2,666	60,474	219,719	350,656	2,524	28,513	12,310
1.45%	7,680	1,546	26,785	20,140	7,817	8,540	13,518	4,278
1.50%	5,789	1,432	7,823	5,400	4,063	181	2,417	1,310
1.55%	–	–	28,109	10,988	–	127	9,261	10,085
1.60%	–	–	15,958	2,696	–	309	4,106	2,383
1.65%	–	–	4,827	169	–	–	1,530	1,384
1.70%	–	–	2,972	2,119	–	74	515	936
1.75%	–	–	2,835	1,189	–	–	2,463	266
1.80%	–	–	259	1	–	–	39	4,024
1.85%	–	–	780	41	–	–	–	50
1.90%	–	–	47	–	–	–	37	22
1.95%	–	–	494	531	–	–	651	–
2.00%	–	–	1,701	–	–	–	184	98
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	21	–	–	–	14	27
2.15%	–	–	–	–	–	–	331	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	94	–	–	–	98	–
2.30%	–	–	–	–	–	–	216	719
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	94
2.60%	–	–	–	–	–	–	–	_–

Totals	$355,692	143,848	242,782	410,515	410,197	113,897	111,469	69,038

	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
0.95%	$6,338	4,211	2,035	–	14,911	4,181	–	24,102
1.00%	2,258	2,461	266	–	13,606	450	–	15,194
1.05%	848	309	–	–	1,708	102	–	6,196
1.10%	1,723	98	1,647	–	272	2,110	–	–
1.15%	–	–	1,048	–	–	40	–	–
1.20%	57	–	176	–	41	171	–	–
1.25%	–	–	374	–	14	446	–	399
1.30%	–	–	–	4,590	–	217	8,354	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
1.35%	19	–	147	–	–	2	–	–
1.40%	359	–	5,117	43,752	596	6,449	60,709	208
1.45%	1,457	–	1,119	2,076	47	9,492	2,910	107
1.50%	–	–	2,201	1,297	62	856	369	74
1.55%	159	–	4,131	–	–	1,563	–	–
1.60%	–	–	265	–	–	2,459	–	–
1.65%	–	–	198	–	77	169	–	–
1.70%	–	–	31	–	–	76	–	–
1.75%	14	–	5	–	–	78	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	8	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	69	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$13,232	7,079	18,768	51,715	31,334	28,930	72,342	46,280

	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2
0.95%	$6,582	–	210,333	99,292	169,779	99,678	601	4,191
1.00%	5,181	–	170,958	28,244	111,472	66,800	276	256
1.05%	8	–	37,765	2,744	23,368	22,361	9	–
1.10%	4,431	–	19,826	63,938	21,681	22,040	–	2,957
1.15%	2,357	–	1,629	28,647	3,546	6,298	–	2,449
1.20%	581	–	1,234	12,761	3,332	1,623	–	572
1.25%	1,460	–	327	17,258	1,751	2,267	–	292
1.30%	151	111,418	230	15,134	56,069	29,347	–	709
1.35%	–	–	510	4,029	1,507	752	–	210
1.40%	8,927	695,620	6,210	149,842	347,280	267,188	79	9,817
1.45%	7,661	24,093	13,190	61,589	50,517	38,379	–	1,882
1.50%	2,252	11,068	1,802	11,719	10,733	13,154	–	124
1.55%	4,522	–	2,466	161,204	32,984	19,136	–	6,935
1.60%	2,311	–	124	38,250	2,382	3,874	–	4,435
1.65%	179	–	408	11,109	1,699	524	–	402
1.70%	2,213	–	39	14,656	2,336	4,302	–	1,131
1.75%	774	–	128	14,618	131	235	–	269
1.80%	–	–	159	14,885	114	334	–	495
1.85%	–	–	62	8,427	7	47	–	1,229
1.90%	–	–	–	574	–	15	–	–
1.95%	–	–	–	2,807	63	81	–	450
2.00%	–	–	–	10,885	145	427	–	58
2.05%	–	–	–	4,214	–	–	–	–
2.10%	–	–	–	1,226	–	–	–	25
2.15%	–	–	–	2,549	–	–	–	534
2.20%	–	–	–	1,917	–	–	–	–
2.25%	–	–	–	6,276	–	–	–	1,058
2.30%	–	–	–	274	–	–	–	–
2.35%	–	–	–	2,729	–	–	–	213
2.40%	–	–	–	87	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	51	–	–	–	–

Totals	$49,590	842,199	467,400	791,935	840,896	598,862	965	40,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2
0.95%	$–	60,895	15,213	4,282	7,492	–	95,562	27,168
1.00%	–	49,884	9,258	1,600	769	–	106,806	11,873
1.05%	–	10,827	798	367	449	–	29,126	1,834
1.10%	–	1,319	4,939	–	3,312	–	640	16,928
1.15%	–	366	1,519	–	3,815	–	146	9,835
1.20%	–	79	903	42	809	–	545	3,561
1.25%	–	215	1,805	–	275	–	859	4,772
1.30%	56,750	71	–	–	158	29,579	18	2,739
1.35%	–	–	1,097	–	28	–	–	1,044
1.40%	434,699	1,271	19,624	43	13,633	197,402	2,556	45,197
1.45%	3,356	607	22,381	103	9,386	5,547	2,735	30,255
1.50%	1,655	393	1,529	–	559	3,347	117	1,901
1.55%	–	–	17,567	–	9,787	–	–	28,431
1.60%	–	–	5,337	–	1,125	–	–	6,681
1.65%	–	–	1,553	–	536	–	–	2,263
1.70%	–	66	470	–	1,221	–	64	3,682
1.75%	–	–	856	–	1,353	–	–	9,791
1.80%	–	–	142	–	54	–	–	1,818
1.85%	–	–	–	–	407	–	–	1,903
1.90%	–	–	–	–	146	–	–	139
1.95%	–	–	700	–	–	–	–	589
2.00%	–	–	299	–	–	–	–	88
2.05%	–	–	–	–	20	–	–	1,094
2.10%	–	–	–	–	151	–	–	32
2.15%	–	–	–	–	217	–	–	375
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	919	–	–	488
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	964	–	–	481
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	39
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	27

Totals	$496,460	125,993	105,990	6,437	57,585	235,875	239,174	215,028

	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$–	113,601	11,754	–	106,401	118,105	810	12,782
1.00%	–	111,110	8,495	–	86,617	38,518	–	6,575
1.05%	–	18,946	506	–	14,771	2,003	–	905
1.10%	–	1,731	3,610	–	1,835	75,872	3,326	6,759
1.15%	–	524	959	–	–	28,629	252	7,180
1.20%	–	633	1,557	–	460	9,836	–	460
1.25%	–	399	372	–	806	13,606	34	1,791
1.30%	145,464	72	48	67,598	67	6,644	–	3,410
1.35%	–	–	356	–	–	4,584	–	399
1.40%	1,013,923	5,526	14,070	–	2,512	177,248	67	15,919
1.45%	14,218	1,298	16,313	–	15,608	82,074	–	2,431
1.50%	7,176	526	1,064	–	1,273	9,538	–	2,068
1.55%	–	147	4,123	–	383	166,276	1,004	9,209
1.60%	–	–	1,917	–	653	31,418	–	5,026
1.65%	–	61	588	–	167	11,103	–	2,202
1.70%	–	78	946	–	126	9,300	–	1,070
1.75%	–	–	–	–	–	8,331	–	1,417
1.80%	–	–	63	–	–	8,586	–	1,423
1.85%	–	–	–	–	27	5,686	–	1,245
1.90%	–	–	–	–	–	3,976	–	441
1.95%	–	–	214	–	–	676	–	–
2.00%	–	–	–	–	–	24,905	–	731
2.05%	–	–	–	–	–	7,120	–	3,230
2.10%	–	–	–	–	–	822	–	36
2.15%	–	–	–	–	–	2,669	–	481
2.20%	–	–	–	–	–	1,299	–	761
2.25%	–	–	146	–	–	9,354	–	2,632
2.30%	–	–	–	–	–	406	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	63	–	34
2.45%	–	–	–	–	–	18	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$1,180,781	254,652	67,101	67,598	231,706	858,665	5,493	90,617

	FrVIPRisDiv	FrVIPForSec	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal3	GVITIntVal6
0.95%	$7,748	1,015	1,713	1,164	2,468	3,723	466	9,129
1.00%	–	–	463	349	450	129	–	4,756
1.05%	–	55	22	107	24	229	–	1,626
1.10%	17,539	3,895	1,203	60	278	991	2,055	4,657
1.15%	26	–	113	–	14	15	–	4,734
1.20%	441	31	–	18	3	126	–	424
1.25%	–	–	177	–	–	34	–	269
1.30%	53	–	–	–	3	97	–	2,075
1.35%	785	92	17	2	–	–	–	333
1.40%	1,821	293	2,453	1,004	1,240	894	297	13,451
1.45%	–	–	383	37	57	86	–	598
1.50%	422	–	–	–	–	–	–	232
1.55%	3,428	379	2,866	545	877	650	1,743	11,669
1.60%	–	–	46	136	203	240	–	3,034
1.65%	21	–	–	–	1	7	–	1,174
1.70%	–	–	630	–	24	–	–	1,216
1.75%	208	–	147	24	181	76	80	1,425
1.80%	–	–	253	573	144	655	–	2,078
1.85%	–	–	67	–	347	–	–	400
1.90%	–	–	–	–	–	–	–	206
1.95%	–	–	95	–	–	–	–	129
2.00%	–	–	–	–	1	2	–	565
2.05%	–	–	5	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	19
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	151
2.30%	–	–	–	–	–	–	–	1,032
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$32,492	5,760	10,653	4,019	6,315	7,950	4,641	65,382

	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$5,882	11,253	–	50,472	23,215	45,298	195,821	124,902
1.00%	1,881	8,168	–	8,666	1,227	7,921	19,709	8,860
1.05%	494	3,475	–	2,775	1,440	1,537	11,502	1,473
1.10%	3,612	2,847	22	42,641	42,454	70,883	288,001	81,885
1.15%	724	2,130	–	20,079	10,804	31,582	155,462	40,825
1.20%	114	532	–	4,488	1,805	16,070	64,376	14,043
1.25%	248	211	–	4,052	1,963	12,557	46,292	38,968
1.30%	523	1,590	–	5,159	14,061	26,821	95,141	19,257
1.35%	1	98	13	1,183	1,273	5,473	5,980	8,378
1.40%	7,647	26,001	–	54,787	42,806	55,434	338,133	167,750
1.45%	365	3,382	–	7,230	25,206	5,664	49,547	39,520
1.50%	659	276	–	3,500	1,544	3,610	15,319	4,597
1.55%	7,048	17,896	283	31,002	11,424	41,879	245,410	63,539
1.60%	401	4,554	–	19,771	32,952	28,402	207,498	74,326
1.65%	39	1,756	–	11,396	15,083	21,309	63,681	34,172
1.70%	28	1,269	–	2,393	12,548	5,695	39,445	26,700
1.75%	–	1,897	–	5,912	4,388	24,310	56,706	18,045
1.80%	32	4,516	–	2,753	9,843	6,186	36,130	7,115
1.85%	84	4,100	–	3,930	1,622	9,834	27,320	10,148
1.90%	–	183	–	4,693	5,707	–	13,910	7,250
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
1.95%	–	286	–	48	100	677	4,026	2,491
2.00%	703	17,638	–	4,932	3,061	212	12,947	3,428
2.05%	382	401	–	472	15,301	732	8,764	13,217
2.10%	–	82	–	77	155	26	1,972	7,296
2.15%	–	–	–	–	617	2,025	6,548	21,278
2.20%	–	–	–	–	1,983	–	1,183	15,024
2.25%	–	253	–	–	5,178	533	4,216	1,996
2.30%	–	695	–	181	434	15	171	2,983
2.35%	–	–	–	99	891	–	3,684	938
2.40%	–	–	–	–	75	–	215	662
2.45%	–	–	–	–	8	–	668	136
2.55%	–	–	–	–	–	–	159	–
2.60%	–	–	–	–	–	–	–	–

Totals	$30,867	115,489	318	292,691	289,168	424,685	2,019,936	861,202

	GVITIDModCon2	GVITMdCpGr2	GVITMidCap	GVITMidCap2	GVITMyMkt	GVITNWFund2	GVITSmCapGr2	GVITSmCapVal
0.95%	$66,190	127	2,807	18,304	72,509	–	8,633	798
1.00%	9,998	97	–	3,324	25,159	–	4,120	–
1.05%	2,420	–	–	1,422	6,715	–	163	–
1.10%	121,157	90	7,134	11,721	35,888	64	5,810	5,686
1.15%	64,691	44	423	4,879	10,887	–	1,444	–
1.20%	7,052	–	134	1,332	6,622	–	692	73
1.25%	23,054	–	258	460	4,134	–	1,882	–
1.30%	38,507	–	–	7,182	1,695	–	682	–
1.35%	3,565	–	228	1,221	1,218	–	502	–
1.40%	85,539	–	1,524	30,294	89,819	–	9,175	481
1.45%	29,499	68	–	3,529	11,060	–	689	–
1.50%	8,436	–	415	102	1,630	–	–	–
1.55%	78,906	60	2,234	10,943	66,213	–	5,576	637
1.60%	73,817	158	75	7,688	30,515	80	2,155	–
1.65%	20,516	1	–	1,082	4,216	–	332	–
1.70%	9,876	–	–	1,911	12,364	–	444	–
1.75%	16,876	–	81	3,557	3,778	–	491	52
1.80%	3,142	–	–	838	2,632	–	668	–
1.85%	3,229	103	–	871	4,131	–	1,928	–
1.90%	244	–	–	546	160	–	–	–
1.95%	1,509	–	–	–	607	–	–	–
2.00%	1,650	–	–	201	9,677	–	127	–
2.05%	4,305	95	–	1,538	2,482	–	474	–
2.10%	–	15	–	251	1,422	–	115	–
2.15%	1,490	–	–	300	60	–	575	–
2.20%	2,015	–	–	–	275	–	–	–
2.25%	257	–	–	1,591	505	–	–	–
2.30%	–	–	–	762	1,556	–	59	–
2.35%	48	–	–	60	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	172	–	–	17	100	–	17	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$678,160	858	15,313	115,926	408,029	144	46,753	7,727

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
0.95%	$16,748	2,043	17,460	1,030	7,366	11,519	6,068	11,473
1.00%	3,762	–	3,704	459	492	1,855	746	5,359
1.05%	3,751	–	517	800	671	80	341	1,070
1.10%	7,428	4,477	11,142	657	5,807	8,440	7,495	10,167
1.15%	2,901	–	4,725	614	8,171	3,584	6,751	8,945
1.20%	1,170	12	1,193	518	560	1,064	302	1,063
1.25%	1,442	–	695	–	1,968	1,333	615	1,828
1.30%	1,163	–	693	557	3,157	4,816	2,002	5,135
1.35%	627	104	298	1	241	571	222	435
1.40%	18,134	295	17,040	854	6,003	17,721	15,792	21,149
1.45%	2,000	–	3,454	109	1,001	1,958	178	3,144
1.50%	1,420	116	149	6,044	222	406	258	476
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
1.55%	11,341	4,135	11,944	716	2,952	10,870	4,177	16,788
1.60%	6,444	–	7,765	3,222	3,292	9,273	4,302	12,200
1.65%	1,388	19	1,800	415	2,104	2,429	416	2,586
1.70%	596	–	3,017	274	2,873	1,538	522	4,047
1.75%	5,235	35	1,324	178	1,801	3,176	670	6,250
1.80%	1,185	–	1,441	510	997	1,820	65	751
1.85%	3,477	–	1,327	21	3,079	2,882	1,256	4,410
1.90%	19	–	46	–	1,143	1,276	–	146
1.95%	–	–	512	–	240	823	–	707
2.00%	15,285	–	2,313	–	404	1,129	2,606	762
2.05%	115	–	2,036	596	1,158	909	1,629	697
2.10%	69	–	66	51	233	1,059	–	2,478
2.15%	1,241	–	–	855	1,830	756	–	–
2.20%	540	–	–	–	534	316	–	920
2.25%	134	–	–	308	320	1,527	–	368
2.30%	272	–	–	–	925	255	–	–
2.35%	–	–	–	–	6,400	980	–	–
2.40%	–	–	–	–	464	–	–	–
2.45%	–	–	–	–	38	21	23	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	326	–	–	–

Totals	$107,887	11,236	94,661	18,789	66,772	94,386	56,436	123,354

	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppCapApS
0.95%	$8,293	6,720	75,629	72	928	1,401	19,642	29,058
1.00%	–	–	–	–	71	–	10,643	2,375
1.05%	–	–	655	5	124	–	4,756	149
1.10%	14,095	19,232	161,724	259	–	2,499	8,878	30,699
1.15%	–	369	15,790	35	49	64	8,376	14,420
1.20%	132	456	7,722	–	372	18	789	3,068
1.25%	–	45	4,126	–	163	–	2,789	3,930
1.30%	–	–	2,510	–	–	–	3,171	7,293
1.35%	241	360	5,051	–	4	185	916	1,690
1.40%	3,426	3,747	20,190	–	1,597	1,774	24,127	37,980
1.45%	–	–	–	–	742	–	8,602	5,841
1.50%	–	506	3,720	–	81	354	57	1,704
1.55%	3,924	8,135	48,814	200	384	179	15,500	21,584
1.60%	–	–	4,529	121	457	–	9,786	15,173
1.65%	12	93	1,107	–	55	–	1,881	4,284
1.70%	–	–	83	–	285	–	2,447	2,606
1.75%	–	44	506	–	65	137	2,363	3,474
1.80%	–	–	574	–	80	–	5,357	2,064
1.85%	–	–	111	15	–	–	4,471	3,603
1.90%	–	–	–	–	–	–	1	2,557
1.95%	–	–	–	–	–	–	216	1,007
2.00%	–	–	–	–	–	–	4,481	3,793
2.05%	–	–	–	77	–	–	713	4,060
2.10%	–	–	–	–	–	–	1,992	813
2.15%	–	–	–	–	–	–	170	875
2.20%	–	–	–	–	263	–	294	999
2.25%	–	–	–	–	–	–	–	869
2.30%	–	–	–	–	–	–	–	609
2.35%	–	–	–	–	73	–	–	3,528
2.40%	–	–	–	–	–	–	–	310
2.45%	–	–	–	–	–	–	18	3
2.55%	–	–	–	–	–	–	–	100
2.60%	–	–	–	–	–	–	–	41

Totals	$30,123	39,707	352,841	784	5,793	6,611	142,436	210,559

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppGlSec	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppMStSCapS	OppStratBdS	PVTGroInc
0.95%	$3,755	15,909	4,245	32,336	3,990	286	38,786	1,390
1.00%	–	7,549	–	3,927	–	26	10,728	820
1.05%	–	507	–	235	110	–	2,578	–
1.10%	3,332	14,889	15,177	28,545	4,782	286	28,908	700
1.15%	–	11,167	817	14,804	47	–	11,273	497
1.20%	–	1,102	30	4,738	175	8	2,372	439
1.25%	–	4,072	465	4,358	–	–	4,723	–
1.30%	–	1,728	–	5,947	–	–	5,409	3,354
1.35%	22	329	216	1,423	40	–	1,687	–
1.40%	74	26,489	871	45,113	698	24	55,252	3,354
1.45%	–	1,484	–	5,477	–	9	7,472	146
1.50%	–	1,135	176	1,543	–	–	4,180	–
1.55%	1,135	14,381	250	34,168	733	273	29,386	606
1.60%	–	5,045	–	15,836	–	–	15,962	11
1.65%	–	616	39	4,286	68	–	3,116	5
1.70%	–	2,127	–	6,772	–	–	2,284	18
1.75%	–	1,890	18	3,848	–	59	11,686	291
1.80%	–	6	–	1,383	–	11	5,241	200
1.85%	–	3,382	–	6,603	–	–	8,382	–
1.90%	–	–	–	4,718	–	–	679	–
1.95%	–	1,616	–	155	–	–	4	–
2.00%	–	77	–	257	–	–	216	79
2.05%	–	–	–	1,782	–	–	565	–
2.10%	–	991	–	473	–	–	159	31
2.15%	–	–	–	251	–	–	194	33
2.20%	–	233	–	–	–	–	57	–
2.25%	–	–	–	942	–	–	–	–
2.30%	–	–	–	208	–	–	243	184
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	40	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$8,318	116,724	22,304	230,168	10,643	982	251,542	12,158

	PVTIntEq	PVTSmCapVal	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal
0.95%	$517	1,067	1,569	420	12	–	29	332
1.00%	290	–	122	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	3,344	4,270	3,721	–	44	–	–	38
1.15%	–	–	–	–	–	–	369	471
1.20%	–	34	18	–	–	–	–	–
1.25%	–	–	–	–	–	–	–	–
1.30%	–	–	673	–	–	–	–	–
1.35%	69	233	69	–	–	–	–	–
1.40%	772	364	1,290	–	–	–	–	–
1.45%	–	–	998	1,733	–	–	172	953
1.50%	–	465	680	76	–	–	–	95
1.55%	238	–	1,162	–	–	105	–	–
1.60%	–	–	64	1,296	–	–	–	916
1.65%	–	1	–	90	–	–	–	96
1.70%	270	–	94	–	–	–	–	–
1.75%	17	–	131	–	–	–	–	–
1.80%	–	–	12	392	–	–	321	305
1.85%	–	–	14	141	–	–	–	103
1.90%	–	–	176	–	–	–	–	545
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	75	–	–	–	–	–
2.05%	–	–	488	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	241	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTIntEq	PVTSmCapVal	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
	–	–	–	–	–	–	–	–

Totals	$5,517	6,434	11,597	4,148	56	105	891	3,854

	STIMidCapEq	STISmCapVal	VKCorPlus2	VKUSRealEst2	VKCom2	VKStrGr2
0.95%	$270	601	5,803	10,246	38,858	5,415
1.00%	–	–	2,141	3,543	10,769	1,635
1.05%	–	–	–	1,742	4,694	34
1.10%	–	42	1,754	4,088	28,073	5,818
1.15%	–	260	2,070	3,129	18,068	6,605
1.20%	–	–	1	553	2,933	1,633
1.25%	–	–	–	962	7,289	3,699
1.30%	–	–	275	2,666	8,421	2,782
1.35%	–	–	–	329	502	543
1.40%	–	412	1,762	15,646	54,011	15,979
1.45%	1,220	–	1,241	2,537	9,508	1,495
1.50%	–	–	69	1,213	6,759	2,065
1.55%	–	–	10,468	15,587	31,251	3,269
1.60%	687	–	1,081	3,371	14,223	3,559
1.65%	59	–	104	701	8,702	3,341
1.70%	–	–	5	386	7,289	1,368
1.75%	–	–	486	1,578	10,671	3,878
1.80%	336	–	95	517	3,206	786
1.85%	79	–	847	2,023	4,207	3,414
1.90%	–	–	–	115	342	435
1.95%	–	–	–	–	592	–
2.00%	–	–	–	224	49	52
2.05%	–	–	481	395	1,993	2,254
2.10%	–	–	8	99	1,342	289
2.15%	–	–	100	–	1,903	–
2.20%	–	–	–	–	429	752
2.25%	–	–	–	–	–	2,499
2.30%	–	–	–	454	308	150
2.35%	–	–	–	–	107	–
2.40%	–	–	–	–	–	–
2.45%	–	–	–	–	17	39
2.55%	–	–	–	–	–	–
2.60%	–	–	–	–	–	–

Totals	$2,651	1,315	28,791	72,104	276,516	73,788

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $31,628,852 and $27,375,350, respectively, and total transfers from the Account to the fixed account were $8,963,765 and $9,797,857, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $535,340 and $1,146,388 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.60%	1,147,537	$13.37 to 12.33	$15,064,760	0.12%	11.87% to 10.06%
2005	0.95% to 2.60%	1,394,538	11.95 to 11.20	16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%
2002	0.95% to 2.25%	800,468	7.77 to 7.89	6,302,001	0.00%	-22.33% to -21.06%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.95% to 2.60%	267,318	11.68 to 10.77	3,059,928	0.00%	5.05% to 3.35%
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%
2002	0.95% to 1.85%	91,797	7.60 to 7.67	701,623	0.00%	-24.03% to -23.27%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I
2006	0.95% to 1.40%	16,306	14.97 to 14.68	242,377	0.00%	15.42% to 14.97%
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%
2002	1.10%	2,639	7.78	20,535	0.00%	-22.18%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.95% to 1.80%	32,190	13.81 to 17.80	487,463	0.00%	15.15% to 14.25%
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.95% to 1.55%	57,148	10.85 to 12.26	624,218	1.07%	8.46% to 8.06%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II
2006	0.95% to 2.35%	272,774	10.83 to 10.73	2,946,445	1.04%	8.29% to 7.27%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series II
2006	0.95% to 2.30%	91,233	19.67 to 18.45	1,774,544	0.90%	26.67% to 25.07%
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%
2002	0.95% to 1.85%	99,782	8.47 to 8.54	849,893	1.25%	-15.34% to -14.64%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I
2006	0.95% to 1.65%	61,022	14.36 to 13.92	871,512	0.95%	10.19% to 9.45%
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%
2002	0.95% to 1.35%	18,668	8.58 to 8.60	160,441	0.00%	-14.20% to -14.00%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%
2002	0.95% to 1.20%	10,318	8.20 to 8.21	84,658	0.85%	-18.04%to -17.92%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%
2002	0.95% to 1.85%	104,098	7.30 to 7.36	763,969	0.73%	-27.00% to -26.35%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	0.95% to 2.40%	735,403	$13.96 to 13.01	$10,073,140	1.14%	15.88% to 14.23%
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%
2002	0.95% to 2.25%	256,388	7.93 to 8.06	2,062,156	0.42%	-20.65% to -19.36%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class B
2006	0.95% to 2.40%	271,312	25.70 to 24.00	6,873,247	1.34%	33.84% to 32.03%
2005	0.95% to 2.40%	323,653	19.20 to 18.18	6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%
2002	0.95% to 2.00%	189,416	9.31 to 9.43	1,781,711	0.07%	-6.92% to -5.67%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B
2006	0.95% to 2.40%	261,485	10.93 to 10.17	2,803,216	0.00%	-1.58% to -2.98%
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%
2002	0.95% to 1.75%	106,973	7.39 to 7.44	793,895	0.00%	-26.11% to -25.58%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	0.95% to 2.40%	750,612	17.84 to 16.65	13,182,370	0.24%	13.12% to 11.52%
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%
2002	0.95% to 2.00%	504,456	8.96 to 9.07	4,565,109	0.20%	-10.44% to -9.26%	(a) (b)

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95% to 1.65%	75,679	16.28 to 14.65	1,210,663	0.41%	13.33% to 12.59%
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%
2002	0.95% to 1.35%	13,134	8.19 to 8.21	107,755	0.29%	-18.08% to -17.89%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.95% to 1.55%	38,573	11.61 to 8.51	413,707	0.11%	8.17% to 7.54%
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%
2002	1.10% to 1.25%	5,844	7.95 to 7.96	46,504	0.52%	-20.49% to -20.42%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95% to 1.60%	185,956	14.02 to 11.20	2,458,545	1.65%	14.40% to 13.70%
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%
2002	0.95% to 1.50%	31,338	6.96 to 8.48	263,921	1.03%	-15.56% to -15.21%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Service Shares
2006	0.95% to 2.35%	341,893	15.69 to 14.96	5,302,944	1.37%	14.11% to 12.55%
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	0.95% to 2.25%	209,203	13.25 to 12.47	2,731,670	1.25%	15.38% to 13.91%
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%
2002	0.95% to 2.25%	27,004	7.99 to 8.09	217,899	0.00%	-20.09% to -19.09%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	0.95% to 2.30%	213,327	12.28 to 11.53	2,577,261	0.54%	14.68% to 13.16%
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%
2002	0.95% to 1.75%	33,487	8.11 to 8.17	272,762	0.00%	-18.87% to -18.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated High Income Bond Fund II – Service Shares
2006	0.95% to 2.10%	875,905	$ 14.55 to 13.77	$12,509,632	8.16%	9.52% to 8.28%
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%
2002	0.95% to 1.85%	317,116	9.84 to 9.96	3,151,615	0.26%	-1.58% to -0.39%	(a) (b)

Federated Insurance Series – Federated International Equity Fund II
2006	0.95% to 1.40%	15,736	14.56 to 14.28	227,795	0.19%	17.76% to 17.32%
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%
2002	0.95% to 1.10%	2,956	7.75 to 7.76	22,912	0.00%	-22.50% to -22.44%	(a) (b)

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II
2006	0.95% to 1.65%	55,039	15.46 to 14.99	843,482	0.00%	7.21% to 6.51%
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%
2002	0.95% to 1.35%	14,512	8.12 to 8.14	118,081	0.00%	-18.78% to -18.59%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95% to 1.65%	279,545	11.68 to 11.94	3,265,829	3.95%	3.17% to 2.45%
2005	0.95% to 1.65%	295,088	11.32 to 11.65	3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%
2002	0.95% to 1.40%	68,180	10.58 to 11.19	726,707	0.00%	5.71% to 6.06%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	0.95% to 2.20%	1,265,396	11.68 to 11.02	14,551,816	3.76%	2.94% to 1.65%
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%
2002	0.95% to 1.85%	317,535	10.63 to 10.71	3,395,118	0.00%	6.29% to 7.14%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30% to 1.50%	1,675,332	20.47 to 16.95	33,754,419	3.25%	18.64% to 18.40%
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%
2002	1.30% to 1.50%	3,956,126	9.73 to 11.66	45,514,268	1.88%	-18.19% to -18.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95% to 1.80%	1,848,034	16.65 to 14.49	29,848,200	3.06%	18.94% to 17.99%
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%
2002	0.95% to 1.50%	3,205,774	7.60 to 9.39	29,863,633	1.78%	-18.33% to -17.79%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	0.95% to 2.60%	3,777,054	14.77 to 12.10	52,827,666	2.90%	18.79% to 16.88%
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%
2002	0.95% to 2.05%	3,060,579	7.41 to 8.38	24,567,597	1.55%	-19.10% to -17.94%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.30% to 1.50%	1,587,272	15.76 to 13.34	24,502,919	0.43%	5.46% to 5.25%
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%
2002	1.30% to 1.50%	4,940,777	9.13 to 10.69	52,151,808	0.27%	-31.16% to -31.02%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95% to 1.70%	2,071,785	13.33 to 9.10	26,927,897	0.31%	5.72% to 4.96%
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%
2002	0.95% to 1.65%	4,896,367	5.99 to 8.95	43,021,685	0.15%	-31.48% to -30.86%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	0.95% to 2.45%	3,550,271	$ 7.04 to 8.05	$26,931,305	0.17%	5.56% to 4.01%
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%
2002	0.95% to 2.05%	5,078,891	4.62 to 6.01	26,394,901	0.15%	-32.10% to -30.96%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.30% to 1.50%	1,918,167	12.32 to 10.31	23,269,712	6.62%	9.79% to 9.57%
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%
2002	1.30% to 1.50%	5,320,080	6.88 to 8.15	42,857,955	11.06%	1.89% to 2.10%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.95% to 1.50%	1,155,293	10.33 to 9.75	11,904,498	6.18%	10.12% to 9.51%
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%
2002	0.95% to 1.50%	2,867,219	6.54 to 7.12	19,402,091	11.30%	2.02% to 2.63%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class 2
2006	0.95% to 2.25%	1,867,791	10.89 to 9.13	19,198,055	7.42%	9.97% to 8.57%
2005	0.95% to 2.25%	2,043,436	9.90 to 8.41	19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%
2002	0.95% to 1.85%	1,469,078	6.33 to 7.18	10,042,551	10.25%	0.93% to 2.32%

Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Initial Class
2006	0.95% to 1.95%	2,404,784	12.62 to 11.22	30,299,680	4.92%	3.90% to 2.87%
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%
2002	0.95% to 1.75%	7,161,135	10.92 to 12.26	85,645,681	1.71%	-0.28% to 0.73%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.30% to 1.50%	1,500,483	19.28 to 16.17	28,566,943	0.92%	16.55% to 16.31%
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%
2002	1.30% to 1.50%	3,295,102	7.50 to 8.87	28,981,568	0.89%	-21.48% to -21.32%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.95% to 1.70%	661,770	16.16 to 14.34	10,551,954	0.84%	16.83% to 16.05%
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%
2002	0.95% to 1.50%	1,459,258	6.34 to 7.36	10,652,687	0.78%	-21.77% to -21.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2
2006	0.95% to 2.30%	747,944	11.28 to 12.68	8,996,238	0.73%	16.66% to 15.17%
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
2002	0.95% to 1.95%	1,167,806	5.03 to 6.34	6,583,033	0.84%	-22.36% to -21.21%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	0.95% to 2.55%	366,651	15.18 to 21.24	6,392,870	0.67%	16.70% to 14.92%
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95% to 1.55%	84,632	15.25 to 22.16	1,309,809	0.85%	16.83% to 16.23%
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)

Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class
2006	0.95% to 1.10%	42,221	13.66 to 13.55	575,969	0.62%	13.47% to 13.30%
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%
2002	0.95% to 1.10%	71,212	7.82 to 7.84	558,177	0.12%	-16.70% to -16.57%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class 2
2006	0.95% to 1.85%	107,559	$ 13.54 to 12.88	$1,427,375	0.69%	13.32% to 12.35%
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%
2002	0.95% to 1.95%	176,457	7.71 to 7.83	1,373,675	0.12%	-17.51% to -16.67%

Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Initial Class
2006	1.30% to 1.50%	234,079	14.32 to 12.05	3,284,121	2.18%	5.60% to 5.39%
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%
2002	1.30% to 1.50%	607,643	8.81 to 10.39	6,237,888	3.09%	-16.79% to -16.63%

Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class
2006	0.95% to 1.65%	237,859	11.88 to 9.89	2,801,709	2.13%	5.84% to 5.12%
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%
2002	0.95% to 1.50%	511,396	7.06 to 8.53	4,338,581	2.88%	-16.98% to -16.34%

Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class 2
2006	0.95% to 2.00%	218,687	9.20 to 9.14	2,047,291	1.88%	5.71% to 4.62%
2005	0.95% to 2.00%	262,690	8.70 to 8.74	2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%
2002	0.95% to 1.85%	463,222	6.49 to 7.05	3,184,600	2.75%	-17.56% to -16.63%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.30% to 1.50%	302,401	15.48 to 13.31	4,617,104	2.84%	5.93% to 5.71%
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%
2002	1.30% to 1.50%	871,353	10.17 to 11.74	10,084,620	4.11%	-10.10% to -9.92%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class
2006	0.95% to 1.50%	313,691	13.23 to 11.03	4,128,448	2.89%	6.22% to 5.63%
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%
2002	0.95% to 1.50%	761,504	8.46 to 9.93	7,520,585	4.17%	-10.22% to -9.72%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class 2
2006	0.95% to 1.70%	328,594	10.72 to 10.75	3,531,528	2.70%	6.12% to 5.35%
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%
2002	0.95% to 2.05%	584,811	7.86 to 8.45	4,820,661	4.15%	-10.89% to -9.89%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.30% to 1.50%	2,291,778	24.27 to 20.20	54,794,040	1.26%	10.27% to 10.05%
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%
2002	1.30% to 1.50%	4,767,339	11.07 to 13.20	62,231,480	0.93%	-10.71% to -10.53%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95% to 1.85%	2,072,706	20.62 to 14.13	41,231,144	1.08%	10.53% to 9.53%
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%
2002	0.95% to 1.85%	3,563,729	7.89 to 11.10	38,984,835	0.79%	-11.10% to -10.29%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	0.95% to 2.60%	4,412,906	13.27 to 13.19	59,953,597	0.99%	10.38% to 8.61%
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%
2002	0.95% to 2.25%	2,721,894	6.96 to 7.97	20,351,677	0.73%	-12.07% to -10.46%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class
2006	0.95% to 2.00%	4,123,755	$ 14.55 to 10.85	$64,044,703	1.85%	14.63% to 13.47%
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%
2002	0.95% to 2.05%	9,224,993	6.27 to 11.23	87,694,970	1.46%	-23.95% to -22.99%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Initial Class
2006	0.95% to 2.00%	2,736,447	15.29 to 13.14	42,212,416	4.35%	3.36% to 2.28%
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%
2002	0.95% to 1.85%	7,974,078	12.17 to 14.54	110,984,969	3.72%	8.23% to 9.29%

Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class
2006	0.95% to 1.40%	6,594	10.87 to 10.57	71,435	0.00%	7.40% to 6.95%
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%
2002	0.95% to 1.00%	24,455	6.64 to 6.71	163,905	0.00%	-27.45% to -27.04%

Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class 2
2006	0.95% to 2.35%	285,349	10.68 to 9.81	2,969,741	0.00%	7.27% to 5.80%
2005	0.95% to 2.35%	315,380	9.96 to 9.27	3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%
2002	0.95% to 1.95%	206,142	6.48 to 6.64	1,357,901	0.00%	-28.24% to -27.32%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Initial Class
2006	1.30% to 1.50%	1,656,632	20.30 to 13.91	33,163,410	2.15%	10.26% to 10.04%
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%
2002	1.30% to 1.50%	4,262,434	10.07 to 14.58	61,479,112	3.31%	-10.09% to -9.91%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class
2006	0.95% to 1.70%	790,203	13.74 to 11.46	10,769,761	2.19%	10.58% to 9.80%
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%
2002	0.95% to 1.50%	1,814,362	7.99 to 9.77	17,626,815	3.16%	-10.33% to -9.62%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class 2
2006	0.95% to 2.00%	703,602	11.78 to 10.49	7,936,808	1.89%	10.44% to 9.32%
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%
2002	0.95% to 1.95%	1,143,308	7.79 to 8.42	9,326,361	3.07%	-10.87% to -9.80%

Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class
2006	0.95% to 1.45%	71,423	9.55 to 9.01	680,433	0.38%	12.91% to 12.44%
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%
2002	0.95% to 1.40%	113,186	5.46 to 5.67	641,374	0.16%	-8.63% to -8.11%

Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class 2
2006	0.95% to 2.35%	468,828	9.45 to 8.43	4,268,269	0.23%	12.74% to 11.24%
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%
2002	0.95% to 1.85%	519,737	5.36 to 5.65	2,870,056	0.18%	-9.55% to -8.43%

Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Initial Class
2006	1.30% to 1.50%	844,127	18.19 to 15.03	15,127,365	0.99%	11.71% to 11.48%
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%
2002	1.30% to 1.50%	2,571,965	10.01 to 12.01	30,530,496	1.47%	-17.87% to -17.70%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class
2006	0.95% to 1.70%	1,401,790	$ 14.55 to 11.14	$20,181,151	0.93%	11.94% to 11.15%
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%
2002	0.95% to 1.50%	3,561,810	7.01 to 9.51	33,518,982	1.37%	-18.16% to -17.48%

Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class 2
2006	0.95% to 2.60%	1,523,749	11.09 to 9.53	16,276,568	0.73%	11.79% to 9.99%
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%
2002	0.95% to 2.00%	2,031,206	6.74 to 7.29	14,463,378	1.39%	-18.93% to -17.64%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	1.30% to 1.50%	3,838,147	20.06 to 10.45	75,200,329	0.75%	4.09% to 3.88%
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%
2002	1.30% to 1.50%	11,062,424	6.94 to 13.22	143,427,725	1.16%	-23.02% to -22.86%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.95% to 1.70%	2,164,644	10.14 to 7.99	21,701,919	0.67%	4.30% to 3.54%
2005	0.95% to 1.70%	3,260,503	9.73 to 7.71	31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%
2002	0.95% to 1.50%	5,326,989	5.23 to 6.62	34,909,704	0.98%	-23.31% to -22.66%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class 2
2006	0.95% to 2.25%	633,127	8.45 to 7.33	5,135,032	0.48%	4.12% to 2.79%
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%
2002	0.95% to 1.80%	1,328,408	5.07 to 5.56	7,176,456	0.90%	-23.83% to -22.75%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Initial Class
2006	1.30%	133,809	35.91	4,805,186	0.38%	11.24%
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%
2002	1.30%	155,616	16.39	2,550,019	1.00%	-11.00%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95% to 1.85%	528,205	36.64 to 31.53	19,231,126	0.30%	11.52% to 10.51%
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%
2002	0.95% to 1.50%	1,047,270	14.96 to 16.55	17,266,663	0.95%	-11.43% to -10.75%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	0.95% to 2.45%	2,499,223	20.95 to 30.09	62,036,810	0.19%	11.34% to 9.74%
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%
2002	0.95% to 2.05%	2,143,293	9.24 to 15.07	24,940,094	0.87%	-12.23% to -10.88%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.95% to 1.55%	31,358	16.37 to 14.98	504,402	0.50%	15.10% to 14.46%
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%
2002	0.95% to 1.25%	7,968	7.92 to 7.94	63,181	0.00%	-20.78% to -20.64%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	0.95% to 2.40%	507,691	15.39 to 14.38	7,682,512	0.34%	14.91% to 13.29%
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%
2002	0.95% to 1.95%	108,052	7.43 to 7.51	809,528	0.00%	-25.70% to -24.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.95% to 1.75%	221,913	$14.55 to 14.04	$3,203,967	1.25%	16.32% to 15.44%
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%
2002	0.95% to 1.35%	27,539	8.90 to 8.94	245,943	0.00%	-10.95% to -10.62%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.95% to 1.55%	36,467	15.85 to 14.28	569,853	1.37%	20.54%to 19.90%
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%
2002	0.95% to 1.35%	5,514	7.76 to 7.77	42,825	0.00%	-22.45% to -22.27%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.95% to 2.05%	274,929	10.49 to 10.41	2,877,300	3.37%	4.90% to 4.13%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	0.95% to 1.80%	79,332	10.47 to 10.41	829,189	1.40%	4.72% to 4.14%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.95% to 2.00%	150,198	10.77 to 10.70	1,615,213	0.36%	7.74% to 6.98%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.95% to 2.00%	167,959	10.30 to 10.23	1,727,272	1.19%	2.99% to 2.26%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.95% to 1.75%	26,633	15.58 to 21.64	463,042	2.12%	21.58% to 20.70%
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95% to 2.30%	399,195	15.46 to 14.93	6,120,278	1.93%	21.25% to 19.69%
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class II
2006	0.95% to 2.05%	101,953	27.82 to 26.43	2,797,670	0.52%	35.02% to 33.69%
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%
2002	0.95% to 2.00%	57,258	8.00 to 8.08	461,497	0.19%	-19.96% to -19.21%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class VI
2006	0.95% to 2.30%	523,251	20.92 to 20.22	10,827,888	0.54%	35.26% to 33.59%
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	1.10% to 1.55%	4,846	11.45 to 11.36	55,136	7.33%	9.39% to 8.92%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.95% to 2.35%	1,841,755	11.77 to 11.50	21,674,212	4.01%	2.36% to 0.93%
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%
2002	0.95% to 1.85%	1,894,099	10.79 to 11.45	20,858,722	3.72%	7.82% to 8.75%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95% to 2.45%	1,511,432	15.19 to 14.10	22,446,931	2.02%	15.76% to 14.01%
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%
2002	0.95% to 1.80%	255,545	8.17 to 8.32	2,116,196	0.77%	-17.63% to -16.79%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.95% to 2.25%	2,682,972	11.87 to 11.14	31,319,557	3.15%	5.16% to 3.80%
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%
2002	0.95% to 1.85%	881,738	9.84 to 9.96	8,755,969	2.20%	-1.62% to -0.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95% to 2.55%	11,881,233	$13.50 to 12.43	$157,373,718	2.37%	10.30% to 8.56%
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%
2002	0.95% to 2.10%	2,265,379	8.95 to 9.09	20,515,389	1.47%	-10.15% to -9.09%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.95% to 2.45%	4,792,606	14.51 to 13.40	68,159,021	2.18%	13.46% to 11.80%
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%
2002	0.95% to 2.10%	974,155	8.50 to 8.66	8,409,020	1.15%	-14.43% to -13.41%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.95% to 2.45%	4,147,288	12.72 to 11.79	51,847,780	2.79%	7.40% to 5.80%
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%
2002	0.95% to 1.85%	1,345,876	9.44 to 9.57	12,841,716	1.92%	-5.43% to -4.28%	(a) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class II
2006	0.95% to 2.05%	69,651	9.92 to 12.57	730,761	0.00%	-0.83% to -1.54%	(a) (b)

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.95% to 1.60%	89,807	15.35 to 14.52	1,359,632	1.18%	8.85% to 8.19%
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%
2002	0.95% to 1.50%	8,310	8.06 to 8.31	68,339	0.31%	-17.22% to -16.91%	(a) (b)

Gartmore GVIT – Mid Cap Index Fund – Class II
2006	0.95% to 2.45%	611,240	14.51 to 13.53	8,730,294	0.94%	8.70% to 7.12%
2005	0.95% to 2.45%	703,966	13.35 to 12.63	9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%
2002	0.95% to 2.00%	170,381	7.83 to 7.91	1,344,861	0.27%	-21.72% to -20.87%	(a) (b)

Gartmore GVIT – Money Market Fund – Class I
2006	0.95% to 2.45%	2,927,510	10.50 to 9.84	30,495,311	4.87%	3.54% to 1.99%
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%
2002	0.95% to 1.85%	3,211,806	9.94 to 10.20	32,559,252	0.89%	-1.02% to 0.22%	(a) (b)

Gartmore GVIT – Nationwide Fund – Class II
2006	1.10% to 1.60%	2,314	10.68 to 12.42	26,180	0.94%	6.84% to 6.51%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	0.95% to 2.45%	290,582	11.63 to 10.80	3,325,221	0.00%	2.01% to 0.50%
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09%to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%
2002	0.95% to 2.00%	167,244	7.07 to 7.17	1,197,349	0.00%	-29.27% to -28.25%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95% to 1.55%	46,188	16.45 to 14.35	744,833	0.46%	16.18% to 15.54%
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%
2002	0.95% to 1.20%	1,074	6.87 to 7.67	8,098	0.02%	-23.44% to -23.26%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.95% to 2.30%	581,526	15.13 to 14.20	8,621,588	0.22%	15.99% to 14.47%
2005	0.95% to 2.30%	589,896	13.04 to 12.41	7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%
2002	0.95% to 1.85%	112,208	7.07 to 7.13	799,034	0.00%	-29.32% to -28.67%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Company Fund – Class I
2006	0.95% to 1.65%	60,219	$ 16.74 to 15.22	$976,486	0.12%	10.98% to 10.26%
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%
2002	0.95% to 1.35%	4,671	8.22 to 8.23	38,430	0.00%	-17.84% to -17.65%	(a) (b)

Gartmore GVIT – Small Company Fund – Class II
2006	0.95% to 2.10%	413,522	17.01 to 16.10	6,919,080	0.05%	10.69% to 9.47%
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%
2002	0.95% to 2.00%	135,334	8.37 to 8.45	1,141,193	0.00%	-16.34% to -15.50%	(a) (b)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.25%	57,222	17.14 to 16.37	963,929	0.13%	9.72% to 8.33%
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	0.95% to 2.60%	442,921	10.80 to 9.96	4,677,080	0.00%	6.29% to 4.55%
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%
2002	0.95% to 2.10%	137,254	7.41 to 7.51	1,026,789	0.00%	-25.95% to -24.90%	(a) (b)

MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class
2006	0.95% to 2.45%	663,155	10.07 to 9.35	6,541,165	0.00%	1.33% to -0.18%
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%
2002	0.95% to 2.10%	284,611	6.27 to 6.36	1,804,391	0.00%	-37.29% to -36.35%	(a) (b)

MFS Variable Insurance Trust – New Discovery Series – Service Class
2006	0.95% to 2.45%	380,452	11.71 to 10.88	4,378,742	0.00%	11.86% to 10.23%
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%
2002	0.95% to 2.25%	190,543	7.12 to 7.24	1,374,831	0.00%	-28.79% to -27.61%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.95% to 2.25%	767,688	15.18 to 14.25	11,429,940	0.81%	19.36% to 17.86%
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%
2002	0.95% to 1.95%	221,613	8.50 to 8.58	1,894,709	0.00%	-15.00% to -14.18%	(a) (b)

MTB Large Cap Growth Fund II
2006	0.95% to 1.65%	250,037	11.10 to 10.75	2,753,846	0.52%	9.30% to 8.56%
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%
2002	0.95% to 1.35%	56,581	8.27 to 8.30	469,174	0.00%	-17.28% to -16.96%	(a) (b)

MTB Large Cap Value Fund II
2006	0.95% to 1.65%	256,800	14.54 to 14.10	3,697,613	1.03%	16.49% to 15.74%
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%
2002	0.95% to 1.35%	65,516	7.93 to 7.97	520,862	0.21%	-20.67% to -20.35%	(a) (b)

MTB Managed Allocation Fund – Moderate Growth II
2006	0.95% to 1.85%	2,471,444	12.73 to 12.22	31,197,082	2.49%	9.37% to 8.42%
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%
2002	0.95% to 1.55%	715,334	9.22 to 9.27	6,621,646	0.23%	-7.75% to -7.31%	(a) (b)

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.95% to 2.05%	57,725	10.20 to 12.51	612,776	0.12%	2.04% to 1.31%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.95% to 2.35%	37,053	$13.48 to 15.64	$526,319	0.15%	12.63% to 11.09%
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95% to 1.55%	44,501	15.30 to 21.81	729,149	0.87%	16.57% to 15.96%
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.45%	761,024	15.20 to 14.62	11,463,733	0.91%	16.29% to 14.62%
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	0.95% to 2.60%	1,327,283	11.72 to 10.80	15,277,880	0.19%	6.66% to 4.92%
2005	0.95% to 2.60%	1,568,318	10.99 to 10.30	16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%
2002	0.95% to 2.25%	514,036	7.61 to 7.74	3,964,545	0.01%	-23.87% to -22.62%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.95% to 1.55%	47,987	17.48 to 15.52	826,057	1.01%	16.58% to 15.96%
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%
2002	0.95% to 1.10%	5,633	7.91 to 7.92	44,600	0.00%	-20.85% to -20.78%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	0.95% to 2.20%	538,871	17.30 to 16.30	9,182,101	0.90%	16.25% to 14.87%
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%
2002	0.95% to 2.10%	462,585	7.80 to 7.91	3,647,480	0.00%	-22.01% to -20.93%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.95% to 1.65%	152,574	14.03 to 13.60	2,126,479	7.19%	8.39% to 7.65%
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%
2002	0.95% to 1.35%	21,980	9.61 to 9.64	211,638	0.00%	-3.86% to -3.63%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	0.95% to 2.45%	1,385,272	13.19 to 12.25	17,947,530	0.98%	13.67% to 12.01%
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%
2002	0.95% to 2.10%	443,060	8.07 to 8.18	3,613,964	0.01%	-19.31% to -18.20%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.95% to 1.65%	60,225	17.54 to 17.02	1,050,662	0.15%	13.91% to 13.18%
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%
2002	0.95% to 1.20%	7,916	8.35 to 8.36	66,169	0.00%	-16.48% to -16.36%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	0.95% to 1.80%	26,424	10.01 to 13.42	280,075	0.00%	0.11% to -0.43%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class
2006	0.95% to 2.30%	1,404,214	14.14 to 13.25	19,541,636	4.14%	6.22% to 4.79%
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%
2002	0.95% to 1.85%	393,065	10.40 to 10.52	4,126,784	0.08%	4.00% to 5.24%	(a) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	0.95% to 2.30%	64,212	16.26 to 15.08	1,026,524	1.45%	14.81% to 13.30%
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.95% to 1.70%	32,370	$ 16.75 to 16.21	$537,136	0.61%	26.51% to 25.66%
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%
2002	0.95% to 1.35%	10,482	8.11 to 8.13	85,177	0.00%	-18.86% to -18.67%	(a) (b)

Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares
2006	0.95% to 1.65%	34,169	17.72 to 17.18	600,850	0.34%	16.18% to 15.43%
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%
2002	0.95% to 1.35%	12,608	7.74 to 7.76	97,793	0.00%	-22.56% to -22.38%	(a) (b)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.95% to 2.25%	80,396	11.57 to 10.90	917,188	0.11%	4.44% to 3.09%
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%
2002	0.95% to 1.50%	14,682	8.20 to 8.22	120,649	0.00%	-18.03% to -17.77%	(a) (b)

STI Classic Variable Trust – Capital Appreciation Fund
2006	0.95% to 1.85%	21,833	13.55 to 13.04	289,474	0.28%	9.78% to 8.78%
2005	0.95% to 1.85%	23,224	12.34 to 11.98	281,902	0.14%	-1.84% to -2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – International Equity Fund
2006	0.95% to 1.10%	112	23.35 to 23.20	2,608	0.66%	23.30% to 23.12%
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%

STI Classic Variable Trust – Investment Grade Bond Fund
2006	1.55%	630	11.07	6,976	4.33%	2.72%
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Relative Value Fund
2006	0.95% to 1.80%	3,919	18.64 to 17.97	71,740	1.21%	15.09% to 14.11%
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Value Equity Fund
2006	0.95% to 1.90%	15,461	18.87 to 18.17	285,683	1.40%	21.30% to 20.21%
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid Cap Equity Fund
2006	0.95% to 1.85%	9,935	19.00 to 18.28	184,726	0.38%	9.67% to 8.68%
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2006	0.95% to 1.40%	5,093	23.22 to 22.86	117,680	0.44%	15.00% to 14.57%
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	0.95% to 2.15%	200,767	11.05 to 10.57	2,191,757	4.03%	2.58% to 1.35%
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II
2006	0.95% to 2.30%	266,611	27.24 to 27.44	7,370,089	0.85%	36.36% to 34.66%
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen Life Investment Trust – Comstock Portfolio – Class II
2006	0.95% to 2.45%	1,520,299	$14.41 to 13.39	$21,527,980	1.29%	14.95% to 13.26%
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%
2002	0.95% to 2.10%	555,025	7.96 to 8.07	4,464,450	0.01%	-20.44% to -19.33%	(a	)(b)

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II
2006	0.95% to 2.45%	517,589	10.10 to 9.38	5,121,527	0.00%	1.65% to 0.15%
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%
2002	0.95% to 2.10%	261,630	6.91 to 7.01	1,825,726	0.00%	-30.94% to -29.95%	(a	)(b)

2006 Reserves for annuity contracts in payout phase:				656,017

2006 Contract owners’ equity				$1,663,719,593

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

2002 Reserves for annuity contracts in payout phase:				390,249

2002 Contract owners’ equity				$1,361,352,650

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

(Continued)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C.                                                                                                      OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2006.

Statements of Operations for year ended
December 31, 2006.

Statements of Changes in Contract Owners' Equity for Years
ended December 31, 2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and Subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December 31, 2006 and
                                        2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and
2004.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005 and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

(b)   Exhibits

(1)	Resolution of the Depositor's Board of	Filed previously with Post-Effective Amendment
Directors authorizing the establishment	No. 11 on February 5, 2002 (File No. 033-82174)
of the Registrant.	and hereby incorporated by reference.

(2)	Not Applicable

(3)	Underwriting or Distribution of	Filed previously with Post-Effective Amendment
contracts between the Depositor	No. 14 on February 5, 2002 (File No. 033-89560)
and Principal Underwriter.	and hereby incorporated by reference.

(4)	The form of the variable annuity contract	Attached hereto.

(5)	Variable Annuity Application	Attached hereto.

(6)	Articles of Incorporation of Depositor	Attached hereto.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel	Attached hereto.

(10)	Consent of Independent Registered
Public Accounting Firm	Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio	The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
*	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 1,822 and 3,913, respectively.

Item 28.           Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

  The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
  One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2007.
NATIONWIDE VARIABLE ACCOUNT-7
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact